AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 31, 2005.

                                      1933 Act File No. 33-_____________________


                                       INVESTMENT COMPANY ACT FILE NO. 811-10245

  ---------------------------------------------------------------------------

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                -----------------

                                    FORM N-2


                        (Check Appropriate Box or Boxes)

        |X|    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                   |_|    Pre-Effective Amendment No. _____
                   |_|    Post-Effective Amendment No. _____

    |X|    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             |X|    Amendment No. 4
                                -----------------

                           GAM AVALON LANCELOT, LLC *
               (Exact name of registrant as specified in charter)

                              135 EAST 57TH STREET
                            NEW YORK, NEW YORK 10022
                     Address of Principal Executive Offices

                     (Number, Street, City, State, Zip Code)

                                -----------------

                                 (212) 407-4600
              (Registrant's Telephone Number, including Area Code)

                                -----------------

                                 KENNETH DURSHT
                                  GAM USA INC.

                              135 EAST 57TH STREET
                            NEW YORK, NEW YORK 10022

                 (Name and Address (Number, Street, City, State,
                         Zip Code) of Agent for Service)


                                -----------------

                                   COPIES TO:

                              Christopher M. Wells

                             Coudert Brothers LLP

                           1114 Avenue of the Americas
                            New York, New York 10036

                                -----------------


Approximate Date of Proposed Public Offering: As soon as practicable after the Effective Date of the Registration Statement and Post-Effective Amendment.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check
the following box . . . .|X|

It is proposed that this filing will become effective (check appropriate box)

         |X|   when declared effective pursuant to Section 8(c)

-------------------------
* Formerly "GAM AVALON MULTI-GLOBAL, LLC".

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

------------------------------------------------------------------------------------------------------------------------------------
Title of Securities Being       Amount Being           Proposed Maximum              Proposed Maximum                Amount of
        Registered              Registered(1)      Offering Price Per Unit(1)    Aggregate Offering Price(1)  Registration Fee(1)(2)
------------------------------------------------------------------------------------------------------------------------------------
Limited Liability
Company Interests                  10,000                  $103.00                      $1,030,000                     $121.23
------------------------------------------------------------------------------------------------------------------------------------

------------------

(1) Estimated solely for purposes of calculating the Registration Fee pursuant to 457 (o) under the Securities Act of 1933.

(2)  Transmitted prior to filing.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

GAM Multi-Strategy Investments, LLC, as the master fund in which the Registrant intends to invest substantially all of its assets, has also executed this Registration Section.

                              CROSS REFERENCE SHEET


     NO.            DESCRIPTION                                LOCATION
   PART A--INFORMATION REQUIRED IN A PROSPECTUS

   Item 1.          Outside Front Cover                        Outside Front Cover Page

   Item 2.          Cover Pages; Other Offering Information    Inside Front and Outside Back Cover Page

   Item 3.          Fee Table and Synopsis                     Prospectus Summary; Fee Table

   Item 4.          Financial Highlights                       Financial Highlights

   Item 5.          Plan of Distribution                       Distribution Arrangements

   Item 6.          Selling Shareholders                       Not Applicable

   Item 7.          Use of Proceeds                            Prospectus Summary

   Item 8.          General Description of the Registrant      Outside Front Cover Page; Prospectus Summary; Structure;
                                                               Investment Program

   Item 9.          Management                                 The Directors, The Advisor; The Investment Consultant

   Item 10.         Capital Stock, Long-Term Debt and Other    Capital Accounts and Allocations; Summary of Limited Liability
                    Securities                                 Company Agreement; Subscription for Units

   Item 11.         Defaults and Arrears on Senior Securities  Not Applicable

   Item 12.         Legal Proceedings                          Not Applicable

   Item 13.         Table of Contents of the Statement of      Not Applicable
                    Additional Information

   PART B--INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

   Item 14.         Cover Page                                 Not Applicable

   Item 15.         Table of Contents                          Table of Contents

   Item 16.         General Information and History            The Fund and the Master Fund

   Item 17.         Investment Objective and Policies          Investment Program; Types of Investments and Related Risk
                                                               Factors; Investment Restrictions; Additional Risk Factors
                                                               Relating to the Fund's Structure

   Item 18.         Management                                 The Directors; Conflicts of Interest

   Item 19.         Control Persons and Principal Holders of   The Advisor; Item 28
                    Securities

   Item 20.         Investment Advisory and Other Services     The Advisor; The Investment Consultant; Fees and Expenses;
                                                               Summary of Limited Liability Company Agreement

   Item 21.         Portfolio Managers                         The Advisor

   Item 22.         Brokerage Allocation and Other Practices   Conflicts of Interest

   Item 23.         Tax Status                                 Tax Aspects

   Item 24.         Financial Statements                       Financial Statements

     NO.            DESCRIPTION                                LOCATION

   PART C--OTHER INFORMATION

   Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

[PROSPECTUS]                          SUBJECT TO COMPLETION DATED MARCH 31, 2005

 THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S.
    SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT
  AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE
        SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



                                     GAM(R)

                    -----------------------------------------

                            GAM AVALON LANCELOT, LLC

                    -----------------------------------------

                   UNITS OF LIMITED LIABILITY COMPANY INTEREST

                    -----------------------------------------





GAM AVALON LANCELOT, LLC (the "FUND") is a limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified, management investment company. The Fund is a fund of funds, the investment objective of which is to seek capital appreciation over the long-term by investing substantially all of its assets in GAM Multi-Strategy Investments, LLC (the "MASTER FUND"), which in turn allocates its assets among a select group of investment managers with special expertise investing in global financial markets. The Master Fund is a registered investment company with the same investment objectives as the Fund. The Master Fund emphasizes efficient allocation of investor capital across a range of investment strategies, selecting pooled investment vehicles (collectively, the "PORTFOLIO FUNDS") managed by independent investment managers (the "PORTFOLIO MANAGERS"). The Master Fund's investment advisor, GAM USA Inc. (the "ADVISOR"), selects the Portfolio Managers and allocates the assets of the Master Fund.

This Prospectus applies to the offering of units of limited liability company interest of the Fund ("UNITS"). The Units will be offered in a continuous offering at net asset value, plus any applicable sales charge, as described herein. The Fund has registered __________ Units for sale under the registration statement to which this Prospectus relates.

NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENTS IN THE FUND MAY BE MADE ONLY BY "ELIGIBLE INVESTORS" AS DEFINED HEREIN. SEE "ELIGIBLE INVESTORS."

                                                                       TOTAL
         Offering Amount(1)
         Sales Load(2)
         Proceeds to the Fund(3)

--------------------

         (1) GAM Services Inc. acts as the distributor (the "DISTRIBUTOR") of the Units on a best-efforts basis, subject to various conditions. The closing date for the purchase of Units in the initial public offering is on or about ______________, 2005. The Fund may also distribute Units through other brokers or dealers. The Fund will sell Units only to investors who certify that they are "Eligible Investors." See "Eligible Investors." The minimum initial investment will generally be $50,000, subject to certain exceptions. Pending investment in the Fund, the proceeds of the offering will be placed in an interest-bearing escrow account by PFPC Trust Company (the "ESCROW AGENT"), the Fund's escrow agent, pending the closing of such offering. After any closing, the balance in the escrow account, including any interest earned, will be invested in the Master Fund. See "Use of Proceeds."

         (2) Investments of less than $600,000 are subject to a sales load of 3%, investments of $600,000 or more and less than $1,000,000 are subject to a sales load of 2%, investments of $1,000,000 or more are subject to a sales load of 1%. See "Fees and Expenses." The Distributor or the Advisor or their affiliates may pay from their own resources additional compensation to brokers or dealers in connection with the sale and distribution of the Units or servicing of investors. The Distributor retains the sales charge, and may reallow to broker-dealers participating in the offering up to the full applicable sales charge of 3%.

         (3) Assumes sale of all Units currently registered at the net asset value indicated. The offering price is net asset value, plus any applicable sales charge.

THESE SECURITIES ARE SUBJECT TO SUBSTANTIAL RESTRICTIONS ON TRANSFERABILITY AND RESALE AND MAY NOT BE TRANSFERRED OR RESOLD EXCEPT AS PERMITTED UNDER THE LIMITED LIABILITY COMPANY AGREEMENT OF THE FUND, THE 1933 ACT AND APPLICABLE STATE SECURITIES LAWS, PURSUANT TO REGISTRATION OR EXEMPTION THEREFROM. THE UNITS HAVE NO HISTORY OF PUBLIC TRADING. THE UNITS WILL NOT BE LISTED ON ANY SECURITIES EXCHANGE AND IT IS NOT ANTICIPATED THAT A SECONDARY MARKET FOR THE UNITS WILL DEVELOP. TO PROVIDE A LIMITED DEGREE OF LIQUIDITY TO INVESTORS, THE FUND MAY FROM TIME TO TIME OFFER TO REPURCHASE UNITS PURSUANT TO WRITTEN TENDERS BY INVESTORS. REPURCHASES WILL BE MADE AT SUCH TIMES, IN SUCH AMOUNTS, AND ON SUCH TERMS AS MAY BE DETERMINED BY THE BOARD, IN ITS ABSOLUTE AND SOLE DISCRETION, AND ARE EXPECTED TO BE MADE SEMI-ANNUALLY AT THE END OF JUNE AND DECEMBER OF EACH YEAR. HOWEVER, INVESTORS DO NOT HAVE THE RIGHT TO REQUIRE THE FUND TO REDEEM ANY OR ALL OF THEIR UNITS. AS A RESULT, AN INVESTOR MAY NOT BE ABLE TO SELL OR OTHERWISE LIQUIDATE HIS OR HER UNITS. THE UNITS ARE APPROPRIATE ONLY FOR THOSE INVESTORS WHO CAN TOLERATE A HIGH DEGREE OF RISK AND DO NOT REQUIRE A LIQUID INVESTMENT.

UNITS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR ENDORSED BY ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND INVOLVES SIGNIFICANT INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE AMOUNT INVESTED. SEE "TYPES OF INVESTMENTS AND RELATED RISK FACTORS" AND "ADDITIONAL RISK FACTORS RELATED TO THE FUND'S STRUCTURE." THE NET ASSET VALUE OF THE FUND WILL FLUCTUATE.

NO PERSON HAS BEEN AUTHORIZED TO MAKE ANY REPRESENTATIONS CONCERNING THE FUND THAT ARE INCONSISTENT WITH THOSE CONTAINED IN THIS PROSPECTUS. PROSPECTIVE INVESTORS SHOULD NOT RELY ON ANY INFORMATION NOT CONTAINED IN THIS PROSPECTUS.

IN MAKING AN INVESTMENT DECISION INVESTORS MUST RELY ON THEIR OWN EXAMINATION OF THE ISSUER AND THE TERMS OF THE OFFERING, INCLUDING THE MERITS AND RISKS INVOLVED.

PROSPECTIVE INVESTORS SHOULD NOT CONSTRUE THE CONTENTS OF THIS PROSPECTUS AS LEGAL, TAX OR FINANCIAL ADVICE. EACH PROSPECTIVE INVESTOR SHOULD CONSULT HIS OR HER OWN



GAM is a registered trademark of GAM Holding AG

PROFESSIONAL ADVISORS AS TO THE LEGAL, TAX, FINANCIAL OR OTHER MATTERS RELEVANT TO THE SUITABILITY OF AN INVESTMENT IN THE FUND FOR SUCH INVESTOR.

THIS PROSPECTUS PROVIDES INFORMATION THAT YOU SHOULD KNOW ABOUT THE FUND BEFORE INVESTING. YOU ARE ADVISED TO READ THIS PROSPECTUS CAREFULLY AND TO RETAIN IT FOR FUTURE REFERENCE. ADDITIONAL INFORMATION HAS BEEN FILED WITH THE U.S.
SECURITIES AND EXCHANGE COMMISSION ("SEC"). YOU CAN OBTAIN OTHER INFORMATION ABOUT THE FUND ON THE SEC'S WEBSITE (HTTP://WWW.SEC.GOV).

GAM Services Inc. acts as the distributor of interests on a best efforts basis, subject to various conditions.

                                GAM Services Inc.


                 THE DATE OF THIS PROSPECTUS IS MARCH 31, 2005.










GAM is a registered trademark of GAM Holding AG

                                TABLE OF CONTENTS
                                                                           PAGE

PROSPECTUS SUMMARY............................................................1
FEE TABLE....................................................................15
FINANCIAL HIGHLIGHTS.........................................................16
GLOSSARY OF SELECTED TERMS...................................................17
THE FUND AND THE MASTER FUND.................................................19
STRUCTURE....................................................................19
THE MASTER FUND..............................................................20
INVESTMENT PROGRAM...........................................................20
TYPES OF INVESTMENTS AND RELATED RISK FACTORS................................24
INVESTMENT RESTRICTIONS......................................................35
ADDITIONAL RISK FACTORS RELATING TO THE FUND'S STRUCTURE.....................36
THE DIRECTORS................................................................40
THE ADVISOR..................................................................45
THE INVESTMENT CONSULTANT....................................................50
CONFLICTS OF INTEREST........................................................51
PERFORMANCE INFORMATION......................................................56
FEES AND EXPENSES............................................................56
CAPITAL ACCOUNTS AND ALLOCATIONS.............................................59
SUBSCRIPTION FOR UNITS.......................................................64
REPURCHASES AND TRANSFERS OF UNITS...........................................66
DISTRIBUTION ARRANGEMENTS....................................................70
TAX ASPECTS..................................................................70
ERISA CONSIDERATIONS.........................................................79
SUMMARY OF LIMITED LIABILITY COMPANY AGREEMENT...............................81
VOTING PROXIES...............................................................84
MISCELLANEOUS................................................................84
PRIVACY POLICY................................................Inside Back Cover


APPENDIX A:       LIMITED LIABILITY COMPANY AGREEMENT
APPENDIX B:       PERFORMANCE INFORMATION

APPENDIX C:       HOLDERS OF 5% OR GREATER INTERESTS IN OF THE FUND'S
                  OUTSTANDING UNITS
APPENDIX D:       FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                               PROSPECTUS SUMMARY

--------------------------------------------------------------------------------

         THE FOLLOWING IS ONLY A SUMMARY OF THE PROSPECTUS AND DOES NOT CONTAIN ALL OF THE INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING IN THE FUND.

THE FUND GAM AVALON LANCELOT, LLC (the "FUND") is a limited liability company organized under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 ACT"), as a closed-end, non-diversified, management investment company. The Fund began operations in April, 2001, as GAM Avalon Multi-Global, L.P. The Fund was converted to a limited liability company on January 11, 2002, and changed its name to GAM Avalon Lancelot, LLC on November 18, 2002. The Fund intends to change its name to GAM Avalon Multi-Strategy, LLC prior to the effectiveness of the Registration Statement of which this Prospectus is a part.

THE MASTER FUND                       The Fund will invest  substantially all of
                                      its     investable     assets    in    GAM
                                      Multi-Strategy Investments, LLC, a limited
                                      liability company organized under the laws
                                      of the  State  of  Delaware  (the  "MASTER
                                      FUND"),  that  is a  separate  closed-end,
                                      non-diversified,   management   investment
                                      company    with   the   same    investment
                                      objectives  as  the  Fund.  Pursuant  to a
                                      reorganization expected to be completed in
                                      ______________   2005,   the   Fund   will
                                      contribute all of its assets, except those
                                      restricted   for    regulatory    reasons,
                                      liquidation  purposes,  forced redemptions
                                      or   those  as  to   which   consents   to
                                      assignments  have not yet been obtained to
                                      the Master Fund in exchange for  interests
                                      in the Master Fund. To the extent that any
                                      such   consent   to   assignment   is  not
                                      obtained, the Fund may continue to hold such investment directly until it can obtain such consent or obtain a redemption of its interest in the Portfolio Fund.

INVESTMENT OBJECTIVES                 The  Fund  and  the  Master  Fund  seek to
                                      achieve  long-term  capital   appreciation
                                      with    diversification   of   risk   from
                                      investments    in    financial     markets
                                      worldwide.

USE OF PROCEEDS                       The  proceeds  from  the  sale of  limited
                                      liability  company  interests  in the Fund
                                      ("UNITS"), not including the amount of any sales loads paid by investors and net of the Fund's fees and expenses, will be invested by the Fund in the Master Fund as soon as reasonably practicable. The Fund expects that the Master Fund will use those proceeds to pursue its investment program and objectives consistent with market conditions and the availability of suitable investments as soon as reasonably practicable after receipt of such proceeds by the Master

                                      Fund.   Pending  the   investment  of  the
                                      proceeds of the  offering  pursuant to the
                                      Master  Fund's  investment   policies,   a
                                      portion of the  proceeds  of the  offering
                                      not invested in the Portfolio Funds may be
                                      invested in short-term,  high quality debt
                                      securities,  money market funds,  or other
                                      cash alternatives.  In addition,  the Fund
                                      and the Master Fund may maintain a portion
                                      of  the   proceeds   in   cash   to   meet
                                      operational needs.

FUND OF FUNDS                         The Fund seeks to achieve its objective by
INVESTMENT PROGRAM                    investing   substantially   all   of   its
                                      investable  assets  in  the  Master  Fund,
                                      which in turn allocates its assets among a
                                      professionally     selected    group    of
                                      investment  vehicles that employ a variety
                                      of investment  techniques  and  strategies
                                      and  are   managed   by   highly   skilled
                                      portfolio    managers   (the    "PORTFOLIO
                                      MANAGERS") with expertise investing in global financial markets.

ADVISOR GAM USA INC., the investment advisor to the Fund and the Master Fund (the "Advisor"), selects the Portfolio Managers and allocates the assets of the Master Fund among them from time to time based upon an evaluation of each Portfolio Manager.

                                      The  Advisor  is part  of the  GAM  Group,
                                      which  manages  approximately  $38 billion
                                      worldwide  and  has  related  entities  in
                                      London,   Zurich,  Hong  Kong,  New  York,
                                      Tokyo,  Bermuda,  Dublin,  the Isle of Man
                                      and  Berlin.  The  Advisor is an  indirect
                                      wholly-owned   subsidiary  of  UBS  AG,  a
                                      publicly-owned Swiss banking corporation.

INVESTMENT CONSULTANT                 GAM INTERNATIONAL  MANAGEMENT  LIMITED,  a
                                      limited  company  organized under the laws
                                      of the  United  Kingdom  (the  "INVESTMENT
                                      CONSULTANT"),  serves  as  the  Investment
                                      Consultant to the Advisor.  The Investment
                                      Consultant    assists   the   Advisor   in
                                      identifying  and  performing due diligence
                                      on  Portfolio  Managers.   The  Investment
                                      Consultant is an affiliate of the Advisor and an indirect wholly-owned subsidiary of UBS AG.

KEY FEATURES The Fund differs from a typical registered open-end investment company, or mutual fund, in several key respects, including the following:

                                          o   ACCESS  TO   PORTFOLIO   MANAGERS:
                                              Through the Master Fund,  the Fund
                                              offers   investors   access  to  a
                                              carefully  selected,   diversified
                                              group of money  managers,  many of
                                              whom  do  not   currently   manage
                                              mutual   funds   offered   to  the
                                              general public.

                                          o   AGGRESSIVE INVESTMENT  STRATEGIES:
                                              The Fund may  allocate its assets,
                                              through the Master Fund,  to money
                                              managers that use more  aggressive
                                              investment  strategies,  involving
                                              potentially
                                              greater risks and returns,  than a
                                              typical mutual fund.

                                          o   DIVERSIFICATION   OF   RISK:   The
                                              Master   Fund   seeks  to   reduce
                                              overall    portfolio    risk    by
                                              allocating    its   assets   among
                                              several   money   managers   using
                                              different  investment   strategies
                                              and    styles    that    are   not
                                              necessarily   correlated  to  each
                                              other.

                                          o   HEDGED INVESTMENT STRATEGIES:  The
                                              Master  Fund  seeks  to use  money
                                              managers   that  use  "hedge"  and
                                              "arbitrage"  strategies  that tend
                                              to be  less  correlated  with  the
                                              general  performance  of stock and
                                              bond   markets.    However,   such
                                              strategies  may not be successful,
                                              and the Fund and the  Master  Fund
                                              may incur losses.

                                          o   PERFORMANCE BASED FEES: The Master
                                              Fund  may pay  Portfolio  Managers
                                              both fixed fees,  calculated  as a
                                              percentage    of   assets    under
                                              management,  and performance-based
                                              fees or allocations, calculated as
                                              a percentage of profits  generated
                                              by each  Portfolio  Manager.  Such
                                              arrangements  are  typical  in the
                                              hedge  fund   industry,   and  may
                                              provide   greater   incentives  to
                                              Portfolio Managers,  although they
                                              may also  create an  incentive  to
                                              make riskier investments.

                                          o   LIMITED  LIQUIDITY:  Investors may
                                              not redeem or transfer their Units
                                              in the  same  manner  as a  mutual
                                              fund.  The Fund may make  periodic
                                              offers to  repurchase a portion of
                                              its outstanding  Units and expects
                                              under ordinary  market  conditions
                                              to  offer  to   repurchase   Units
                                              semi-annually  effective  June  30
                                              and December 31 of each year.

                                          o   TAXATION AS PARTNERSHIP: Investors
                                              must pay  income  tax each year on
                                              their  proportionate  share of the
                                              net  income and gains of the Fund,
                                              but   will  not   receive   annual
                                              distributions   from   the   Fund.
                                              Investors  will likely be required
                                              to request  extensions  of time to
                                              file  their  personal  income  tax
                                              returns.

SELECTION OF PORTFOLIO                The  Master  Fund  currently   intends  to
FUNDS AND SUB-ADVISORS                invest     primarily    in    unregistered
                                      investment   partnerships,    which   have
                                      investors other than the Master Fund, and in other registered investment companies
                                      (collectively, the "PORTFOLIO FUNDS"). The
                                      Advisor reviews a wide range of factors in evaluating each Portfolio Fund, including:

                                          o   past investment performance during
                                              various market conditions

                                          o   investment      strategies     and
                                              processes

                                          o   risk management procedures

                                          o   correlation  of results with other
                                              Portfolio Managers

                                          o   reputation,     experience     and
                                              training of key personnel

                                          o   personal  investment by principals
                                              of the  Portfolio  Manager  in
                                              the investment program

                                      The Master  Fund also may invest a portion
                                      of  its  assets   directly   pursuant   to
                                      investment advisory  agreements,  granting
                                      Portfolio      Managers      discretionary
                                      investment  authority on a managed account
                                      basis.  In  addition,  the Master Fund may
                                      invest  in a  special  purpose  investment
                                      vehicle created for a Portfolio Manager in
                                      which  the  Portfolio  Manager  serves  as
                                      general partner and the Master Fund is the
                                      sole limited partner.  (Portfolio Managers
                                      for which  such an  investment  vehicle is
                                      formed,  and Portfolio Managers who manage
                                      assets   directly  on  a  managed  account
                                      basis,  are  collectively  referred  to as
                                      "SUB-ADVISORS".)  The  Advisor  undertakes
                                      the same  evaluation of Sub-Advisors as it
                                      does of Portfolio  Funds.  The Master Fund
                                      may invest directly in liquid investments,
                                      including  securities,   futures,  forward
                                      contracts,  money market  instruments  and
                                      other liquid  assets under the  management
                                      of   the   Advisor   or   the   Investment
                                      Consultant,    pending    allocation    or
                                      reallocation  of  investments to Portfolio
                                      Funds   or  in  order   to   ensure   that
                                      sufficient    cash   is   available    for
                                      repurchases of Units.

                                      The Advisor  monitors the  performance  of
                                      each Portfolio Fund and  Sub-Advisor.  The
                                      Advisor may  reallocate  the assets of the
                                      Master Fund among the Portfolio  Funds and
                                      Sub-Advisors, terminate existing Portfolio
                                      Funds   and    Sub-Advisors   and   select
                                      additional     Portfolio     Funds     and
                                      Sub-Advisors.

INVESTMENT STRATEGIES                 The  Portfolio  Managers  may  invest  and
USED BY PORTFOLIO                     trade in a wide range of  instruments  and
MANAGERS                              markets in accordance  with the investment
                                      objective of the Fund.  These  investments
                                      and  markets  may  include,  but  are  not
                                      limited to,  domestic  and foreign  equity
                                      securities and equity-related instruments,
                                      including options and warrants,  and fixed
                                      income and other debt-related instruments.
                                      Equity  investments will not be limited by
                                      the type of  security,  by the location or
                                      type of issuer  (such as U.S.  or foreign,
                                      large  capitalization,  mid-cap  or  small
                                      cap),  or  by  the  investment  discipline
                                      employed by the Portfolio Manager (such as
                                      value or growth or  bottom-up  or top-down
                                      analysis).  Debt-related  investments will
                                      not be limited by the type of issuer (such
                                      as   governmental   entities   or  private
                                      corporations) or the classification  (such
                                      as  "investment  grade,"   "non-investment
                                      grade," "junk" or "distressed"), or by other risk parameters related to debt investing such as credit and rating risk and interest rate risk.

                                      Each  Portfolio  Manager  may use  various
                                      investment   techniques  for  hedging  and
                                      non-hedging  purposes.  For example,  each
                                      Portfolio   Manager  may  sell  securities
                                      short and  purchase  and sell  options and
                                      futures  contracts  and  engage  in  other
                                      derivative   transactions, subject
                                      to certain limitations described elsewhere
                                      in this Prospectus. Each Portfolio Manager
                                      may use leverage, which also entails risk.
                                      The  Portfolio  Funds  may  engage in more
                                      aggressive     investment      strategies,
                                      involving   greater  risk,   than  typical
                                      mutual funds.

RISK FACTORS                          The investment program of the Fund and the
                                      Master Fund is  speculative  and  involves
                                      substantial   risks,  some  of  which  are
                                      discussed below. No assurance can be given that the investment objectives of the Fund and the Master Fund will be achieved.

                                      FUND OF FUNDS. The performance of the Fund
                                      and the  Master  Fund  will  depend on the
                                      ability of the Advisor to select Portfolio
                                      Managers and Portfolio  Funds,  and on the
                                      success  of  the  Portfolio   Managers  in
                                      managing the assets of the Master Fund allocated to them.

                                      INVESTMENTS  BY PORTFOLIO  MANAGERS.  Each
                                      Portfolio   Manager  may  invest   without
                                      restriction    in   all   asset   classes,
                                      including    equity    securities,    debt
                                      securities, currencies, options, futures, forwards, swaps, derivatives and other types of securities. The Advisor and the Directors of the Fund and the Master Fund will not have control over the allocation of investments among asset classes by each Portfolio Manager. Each asset class is subject to unique investment risks.

                                      INVESTMENTS    OUTSIDE    UNITED   STATES.
                                      Investments  by the Master Fund in foreign
                                      financial  markets,  including  markets in
                                      developing  countries,  present political,
                                      regulatory  and  economic  risks  that are
                                      significant  and that may  differ  in-kind
                                      and  degree  from the risks  presented  by
                                      investments  in the United  States.  These
                                      may  include  changes in foreign  currency
                                      exchange rates,  greater price volatility,
                                      substantially less liquidity,  controls on
                                      foreign  investment,  and  limitations  on
                                      repatriation  of  invested  capital.   The
                                      exposure of the Master Fund to  developing
                                      country   financial  markets  may  involve
                                      greater   risk   than   investment   in  a
                                      portfolio   investing  only  in  developed
                                      country financial markets.

                                      INVESTMENTS  IN  EQUITY  SECURITIES.  Each
                                      Portfolio   Manager  may  invest   without
                                      limitation in long and short  positions in
                                      equity   securities  of  U.S.  or  foreign
                                      issuers.  Equity  securities  fluctuate in
                                      value,  and may be affected by  conditions
                                      related  to  specific  issuers,   such  as
                                      earnings  reports  or  forecasts,   or  by
                                      conditions   unrelated   to  any  specific
                                      issuer,   such  as  general  economic  and
                                      market conditions.  Portfolio Managers may
                                      also   invest   without    limitation   in
                                      securities of small and mid-cap companies,
                                      which may demonstrate  greater  volatility
                                      and be more thinly  traded,  and therefore
                                      less liquid,  than securities of large-cap
                                      companies. Portfolio Managers may purchase
                                      securities  in initial  public  offerings,
                                      which  securities  may
                                      demonstrate  a high  degree of  volatility
                                      and  limited  liquidity  for a  number  of
                                      reasons,  including the limited  number of
                                      shares available, unseasoned trading, lack
                                      of   investor    knowledge   and   limited
                                      operating history.

                                      INVESTMENTS  IN  DEBT   SECURITIES.   Each
                                      Portfolio   Manager  may  invest   without
                                      limitation  in  bonds,  notes,  loans  and
                                      other    debt    securities    issued   by
                                      governmental   or   corporate    entities,
                                      including   debt   which   may  be   below
                                      "investment  grade."  All debt  securities
                                      are  subject  to the risk of the  issuer's
                                      inability to meet  principal  and interest
                                      payments and to the risk of  volatility in
                                      the  prices  in  such  securities  due  to
                                      factors such as changes in interest rates,
                                      market perception of the  creditworthiness
                                      or financial  condition of the issuer,  or
                                      the length of time until  maturity  of the
                                      debt obligation. Non-investment grade debt
                                      securities,   including  "high  yield"  or
                                      "junk" debt securities,  are considered to
                                      be   speculative   and   may   involve   a
                                      substantial risk of default. The prices of
                                      such  securities may be more volatile than
                                      higher    quality,    lower   yield   debt
                                      securities.     "Distressed"    securities
                                      include  securities issued by companies in
                                      default,   or   that   are   involved   in
                                      bankruptcy  proceedings  or  restructuring
                                      efforts.   Debt   securities   issued   by
                                      governments or their agencies, including governments of developing countries, may be subject to default or restructuring and may also be speculative.

                                      AGGRESSIVE  INVESTMENT  STRATEGIES.   Each
                                      Portfolio   Manager  may  use   investment
                                      strategies that involve greater risks than
                                      the  strategies  used  by  typical  mutual
                                      funds, including short sales, leverage and
                                      derivative transactions.  Although many of
                                      the   Portfolio    Managers   use   hedged
                                      strategies,  there  is no  assurance  that
                                      hedged  strategies  will  protect  against
                                      losses or  perform  better  than  unhedged
                                      strategies,  and some  Portfolio  Managers
                                      may   use    long-only    or    short-only
                                      strategies.

                                      LIMITED DIVERSIFICATION. Although the Fund
                                      and the Master Fund seek to diversify risk
                                      by  allocating   assets  among   different
                                      Portfolio  Managers,   the  Fund  and  the
                                      Master Fund are non-diversified investment
                                      companies.   There   are   no   percentage
                                      limitations  on the  portion of the assets
                                      of the Fund or the Master Fund that may be
                                      invested  in the  securities  of  any  one
                                      issuer.   As  a  result,   the  investment
                                      portfolios of the Fund and the Master Fund
                                      may  be  subject   to  greater   risk  and
                                      volatility than if investments had been made in the securities of a broader range of issuers.

                                      FEES. The Fund incurs advisory fees to the
                                      Portfolio Managers in addition to the fees
                                      payable  to the  Advisor.  Each  Portfolio
                                      Manager   will   receive   both  a   fixed
                                      management fee and a performance-based
                                      fee or allocation.  Such  arrangements may
                                      create  incentives for Portfolio  Managers
                                      to  engage  in  riskier   transactions  on
                                      behalf of the Master Fund. The Master Fund
                                      may incur  performance-based  fees to some
                                      Portfolio   Managers   even   though   the
                                      performance of other Portfolio Managers or
                                      the Master Fund as a whole in a given year
                                      is  negative.  By  investing  in Portfolio
                                      Funds indirectly  through the Fund and the
                                      Master   Fund,   the   investor   bears  a
                                      proportionate   share   of  the  fees  and
                                      expenses  of the Fund and the Master  Fund
                                      and,  indirectly,  similar expenses of the
                                      Portfolio Funds. Investors could avoid the
                                      additional  level  of fees at the Fund and
                                      the  Master   Fund   level  by   investing
                                      directly  with  the  Portfolio   Managers,
                                      although  in many  cases  access  to these
                                      Portfolio   Managers  may  be  limited  or
                                      unavailable.

                                      MASTER  FEEDER  STRUCTURE.  The Fund  held
                                      interests   in  20   Portfolio   Funds  at
                                      February 28, 2005. In connection  with the
                                      reorganization    of   the   Fund   to   a
                                      master-feeder structure, these investments
                                      will be  assigned to the Master  Fund.  In
                                      some   instances,   such   assignment  may
                                      require the consent of the Portfolio Fund.
                                      To the extent that any such consent is not obtained the Fund may continue to hold such investment directly until it can obtain such consent or obtain a redemption of its interest in the Portfolio Fund. The Fund may withdraw all of its assets from the Master Fund if the Board of Directors of the Fund (the "Board") determines that it is in the best interest of the Fund to do so. In the event that either the Fund or any other feeder fund that invests in the Master Fund fails to approve a change to the Limited Liability Company Agreement with the Advisor, then the Fund or such other feeder fund may be required to redeem its interest in the Master Fund. In the event the Fund withdraws all of its assets from the Master Fund, the Board would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining a new investment advisor to manage the Fund's assets in accordance with its investment objectives. The Fund's investment performance may be affected by a withdrawal of its assets (or the assets of another investor in the Master Fund) from the Master Fund.

                                      DETERMINATION OF NET ASSET VALUATION.  The
                                      Fund and the Master Fund will each compute
                                      its  net  asset   value  as  of  the  last
                                      business  day of each month in  accordance
                                      with policies and  procedures  established
                                      by  the  Directors.   Market  values  will
                                      generally  not be available for the Master
                                      Fund's  investments  in  Portfolio  Funds.
                                      Securities for which market prices are not
                                      readily  available  will be  valued by the
                                      Fund and the Master  Fund at fair value as
                                      determined  in good  faith  in  accordance
                                      with procedures approved by the Directors.
                                      The  valuation  procedures of the Fund and
                                      the  Master  Fund  provide  that
                                      the  fair  value  of  the  Master   Fund's
                                      investments in Portfolio Funds  ordinarily
                                      will  be the  value  determined  for  each
                                      Portfolio Fund by its Portfolio Manager or
                                      administrator   in  accordance   with  the
                                      Portfolio Fund's valuation  policies.  The
                                      Advisor  and  the  Directors  may  have no
                                      means    of    independently     verifying
                                      valuations provided by Portfolio Funds. In
                                      the event of an error in the determination
                                      of  the  value  of  an   investment  in  a
                                      Portfolio   Fund  by  the   Advisor,   the
                                      Directors, or a Portfolio Manager, the net
                                      asset  value of the  Fund  and the  Master
                                      Fund  may be  inaccurate.  The  net  asset
                                      value of Portfolio Funds may be subject to
                                      subsequent     adjustment    in    certain
                                      circumstances,  for example,  following an
                                      audit of a Portfolio Fund. In the event of
                                      such  adjustment,  the net asset  value of
                                      the  Fund  and  the  Master  Fund  may  be
                                      inaccurate.    In   addition,    Portfolio
                                      Managers may only  provide  determinations
                                      of the net asset value of Portfolio  Funds
                                      on a weekly  or  monthly  basis,  in which
                                      event it will not be possible to determine
                                      the net  asset  value  of the Fund and the
                                      Master Fund more  frequently.  Prospective
                                      investors   should  review  the  valuation
                                      policies and procedures set forth in the section of this Prospectus entitled "Net Asset Valuation."

                                      The interests in the Portfolio Funds in which the Master Fund invests or plans to invest will generally be illiquid. The Master Fund may not be able to dispose of interests in Portfolio Funds that it has purchased.

                                      LIMITED LIQUIDITY: Units are not traded on
                                      any  securities  exchange or other  market
                                      and    are    subject    to    substantial
                                      restrictions on transfer. The Fund may offer to repurchase a portion of the outstanding Units from time to time, but is not required to do so.

                                      NO  REGISTRATION OF PORTFOLIO  FUNDS:  The
                                      Portfolio    Funds   generally   are   not
                                      registered as investment companies under the 1940 Act and, therefore, the Fund is not entitled to all of the protections of the 1940 Act with respect to the Portfolio Funds.

                                      PORTFOLIO FUND LIMITATIONS: The Advisor is
                                      not  able  to  control   or  monitor   the
                                      activities   of   the   Portfolio   Funds.
                                      Portfolio  Funds may restrict  redemptions
                                      of   their    interests    under   certain
                                      circumstances. Since the Master Fund may make additional investments in Portfolio Funds only at certain times pursuant to limitations set forth in the partnership agreements or other documents governing the Portfolio Funds, the Master Fund from time to time may have to invest some of its assets temporarily in money market securities.

MANAGEMENT; BOARD OF                  The   Advisor  is   responsible   for  the
DIRECTORS                             selection  of the  Portfolio  Managers and
                                      the allocation of the assets of the Fund and the Master Fund among the Portfolio
                                      Managers, based upon advice received from the Investment Consultant.

                                      The  power  to  manage  and   control  the
                                      business  affairs  of  the  Fund  and  the
                                      Master  Fund are each vested in a Board of
                                      Directors,    including    the   exclusive
                                      authority to oversee and to establish policies regarding the management, conduct and operation of the business of the Fund and the Master Fund, as the case may be.

DISTRIBUTOR                           GAM  SERVICES  INC.,  an  affiliate of the
                                      Advisor  (the   "DISTRIBUTOR"),   acts  as
                                      Distributor for the Fund. The Distributor may appoint additional brokers or dealers to assist in the placement of Units.

CONFLICTS OF INTEREST                 The investment  activities of the Advisor,
                                      Investment Consultant,  Portfolio Managers
                                      and their respective  affiliates for their
                                      own accounts and the other  accounts  they
                                      manage  may  give  rise  to  conflicts  of
                                      interest  that may  disadvantage  the Fund
                                      and the Master Fund. The operations of the
                                      Fund and the Master  Fund may give rise to
                                      other    conflicts   of   interest.    See
                                      "Conflicts of Interest."

FEES AND EXPENSES                     The  Fund  pays  the   Advisor  a  monthly
                                      management fee at the annual rate of 2% of the Fund's net assets (the "MANAGEMENT
                                      FEE") on behalf of the Fund and the Master
                                      Fund. A portion of the Management Fee amounts may be paid by the Advisor to the Distributor or other brokers who assist in the sale of Units ("SELLING AGENTS"). The
                                      Advisor, and not the Master Fund, is responsible for the fees of the Investment
                                      Consultant.

                                      PFPC Inc. (the  "ADMINISTRATOR")  performs
                                      certain  administrative,   accounting  and
                                      investor services for the Fund, the Master
                                      Fund  and   Portfolio   Funds  managed  by
                                      Sub-Advisors, if any. In consideration for
                                      these   services,   the   Fund   pays  the
                                      Administrator,   subject   to  a   minimum
                                      monthly fee, an annual fee of .075% of the
                                      Fund's  first $250  million of average net
                                      assets,  .055%  of the  Fund's  next  $250
                                      million  of the  average  net  assets  and
                                      .035% of the  value of such net  assets in
                                      excess  of $500  million.  The  Fund  also
                                      reimburses    the     Administrator    for
                                      out-of-pocket expenses.

                                      The Fund bears all  expenses  incurred  in
                                      its   business,    either    directly   or
                                      indirectly   through   the  Master   Fund,
                                      including,  but not  limited to: all costs
                                      and   expenses    related   to   portfolio
                                      transactions  and positions for the Fund's
                                      account;  subscription and redemption fees
                                      in   connection   with    investments   in
                                      Portfolio  Funds;  costs of  establishment
                                      and   operation   of  the   Master   Fund;
                                      establishment   of  any  Portfolio   Funds
                                      managed  by   Sub-Advisors;   legal  fees;
                                      accounting   fees;   costs  of  insurance;
                                      organizational and registration  expenses;
                                      certain  offering  costs;  and expenses of
                                      meetings of  Directors  and  Members.  The
                                      Portfolio Funds bear all expenses incurred
                                      in the  business of the  Portfolio  Funds,
                                      which  are   similar  to  those   expenses
                                      incurred by the Fund in the business of the Fund.

                                      Each Portfolio  Manager  generally charges
                                      the Master Fund an  asset-based  fee,  and
                                      some  or  all of  the  Portfolio  Managers
                                      receive    performance-based    fees    or
                                      allocations. The asset-based fees of the Portfolio Managers are expected to range from 1% to 2% of net assets each year, and the performance-based allocations of the Portfolio Managers are expected to range from 15% to 25% of net profits each year.

SALES CHARGES                         The Distributor or Selling Agents,  as the
                                      case may be,  receive  a  front-end  sales
                                      charge  in an amount up to 3% of the gross
                                      investment  by each  investor in the Fund,
                                      subject to a minimum  sales  charge of 1%.
                                      The  specific  amount of such sales charge
                                      is   dependent   upon  the  size  of  each
                                      individual investment, as set forth below:

                                                up to $599,999            3%
                                                $600,000 - $999,999       2%
                                                $1,000,000 and over       1%

                                      Sales charges may be adjusted or waived at
                                      the sole  discretion of the Distributor or
                                      Selling  Agents,  as the case may be,  and
                                      will be waived  for  employees  of each of
                                      the Distributor  and Selling  Agents,  and
                                      certain related persons.  The sales charge
                                      is  added  to  a  prospective   investor's
                                      subscription    amount    and   does   not
                                      constitute part of an investor's capital contribution to the Fund or part of the assets of the Fund.

ELIGIBLE INVESTORS                    Only investors who are eligible  investors
                                      as  defined   herein  and  in  the  Fund's
                                      subscription documents may purchase Units.
                                      Among other required qualifications,  each
                                      prospective  investor  will be required to
                                      certify that such investor (and certain of
                                      the owners of equity in such investor,  in
                                      certain  instances) (i) immediately  after
                                      the time of the subscription, has at least
                                      $750,000    under    the     discretionary
                                      investment  management  of the Advisor and
                                      its  affiliates,  or (ii)  at the  time of
                                      subscription, has a net worth of more than
                                      $1.5  million,  or  (iii)  at the  time of
                                      subscription,  is a "qualified  purchaser"
                                      as defined in Section  2(a)(51)(A)  of the
                                      1940 Act (a  "QUALIFIED  PURCHASER").  The
                                      Fund  is  generally  not  an   appropriate
                                      investment  for  employee  benefit  plans,
                                      Individual  Retirement  Accounts,   401(k)
                                      Plans, Keogh Plans, charitable remainder trusts, or other tax-exempt investors. The
                                      Board
                                      reserves the right to reject subscriptions in its absolute and sole discretion.

SUBSCRIPTION FOR UNITS                The Fund is  offering  Units  through  the
                                      Distributor  and Selling  Agents that have
                                      entered into selling  agreements  with the
                                      Distributor.       See       "Distribution
                                      Arrangements."  Subscriptions for Units by
                                      eligible investors may be accepted at such
                                      times as the Board may determine,  subject
                                      to the  receipt  of  cleared  funds  on or
                                      before  the  acceptance  date  set  by the
                                      Board.  Funds  received  but  not  cleared
                                      prior  to such  acceptance  date  shall be
                                      held in escrow pending the next acceptance
                                      date. Initial subscriptions and additional
                                      capital  contributions  will  generally be
                                      accepted  monthly.  The Fund  reserves the
                                      right  to  reject  any   subscription  for
                                      Units.  Units  will be issued at their net
                                      asset  value  per  Unit.  Generally,   the
                                      minimum initial  investment in the Fund is
                                      $50,000,   and  the   minimum   additional
                                      investment  is  $5,000.   Certain  Selling
                                      Agents  may   establish   higher   minimum
                                      initial and additional  investment levels.
                                      For employees or directors of the Advisor and its affiliates, and members of their immediate families, and, in the absolute and sole discretion of the Board, other investors, the minimum initial investment may be reduced to $25,000. The Fund may vary the investment minimums from time to time. The Fund may suspend subscriptions for Units at any time.

TRANSFER RESTRICTIONS                 Units  may  be  transferred  only  by  (i)
                                      operation  of law  pursuant  to the death,
                                      bankruptcy, insolvency or dissolution of a
                                      Member or (ii) with the written consent of
                                      the Board,  which may be  withheld  in its
                                      absolute and sole discretion and which may
                                      be  granted  only  in  extremely   limited
                                      circumstances.

REPURCHASES OF UNITS BY               No  Member  has the right to  require  the
THE FUND (HOW TO                      Fund to redeem  the  Member's  Units.  The
REDEEM UNITS)                         Fund  from  time  to  time  may  offer  to
                                      repurchase   Units   pursuant  to  written
                                      tenders by Members. These repurchases will
                                      be made at such times and on such terms as
                                      may  be  determined   by  the  Board.   In
                                      determining   whether   the  Fund   should
                                      repurchase  Units from Members pursuant to
                                      written  tenders,  the Board will consider
                                      the  recommendation  of the  Advisor.  The
                                      Advisor  expects  that it  will  generally
                                      recommend to the Board that the Fund offer
                                      to repurchase Units from Members two times
                                      each  year,  on the  last  day of June and
                                      December,  but  may  recommend  additional
                                      repurchases  from  time to time,  although
                                      there can be no  assurance  it will do so.
                                      When the Fund does  determine  to offer to
                                      repurchase  Units,  notice  of such  offer
                                      will be  provided to Members not less than
                                      20  business  days  prior  to the  date on
                                      which  Members  must  accept  such  offer.
                                      Members  wishing to accept such offer will
                                      be  required to accept such offer not
                                      less  than 30 days  prior  to the  date of
                                      such repurchase. Thus, it is expected that
                                      the Fund will provide notice of such offer
                                      to Members  approximately 60 days prior to
                                      each semi annual repurchase date. The Fund
                                      may also  repurchase  Units  if the  Board
                                      determines  that it  would  be in the best
                                      interests  of the Fund.  See  "Repurchases
                                      and Transfers--No Right of Redemption" and
                                      "--Repurchases  of Units" for a discussion
                                      of such  time  periods  and the  estimated
                                      time  that it will  take  for  Members  to
                                      receive  payment  following the repurchase
                                      date.   The  Limited   Liability   Company
                                      Agreement provides that the Fund shall be dissolved if the Units held by any Member that has submitted a written request, in accordance with the terms of the Limited
                                      Liability Company Agreement, to tender all of the Units held by such Member for repurchase by the Fund have not been repurchased within a period of two years of such request.

                                      The Fund's assets consist primarily of its
                                      interest in the Master Fund. Therefore, in
                                      order to finance the  repurchase  of Units
                                      pursuant  to the tender  offers,  the Fund
                                      may  find  it  necessary  to  liquidate  a
                                      portion  of its  interest  in  the  Master
                                      Fund. Because interests in the Master Fund
                                      may  not  be  transferred,  the  Fund  may
                                      withdraw a portion of its  interest in the
                                      Master Fund only  pursuant  to  repurchase
                                      offers by the Master  Fund.  The Fund will
                                      not conduct a  repurchase  offer for Units
                                      unless  the  Master  Fund   simultaneously
                                      conducts a repurchase offer for interests in the Master Fund.

BORROWING BY THE FUND                 Subject to the Limited  Liability  Company
                                      Agreement  and  provisions  of  applicable
                                      law,  the Fund and the Master Fund reserve
                                      the right to  arrange  for a line or lines
                                      of   credit   and   to   make   borrowings
                                      thereunder  as may be deemed  necessary by
                                      the  Board  in  its   absolute   and  sole
                                      discretion   for  the  management  of  the
                                      Fund's business activities.

FUTURE INTERESTS                      The  Fund  reserves  the  right  to  issue
                                      additional  classes of units in the future
                                      subject  to  fees,   charges,   redemption
                                      rights,    and    other    characteristics
                                      different from those of the Units offered in this Prospectus.

SUMMARY OF TAXATION                   The   Fund   should   be   treated   as  a
                                      partnership  and  not  as  an  association
                                      taxable as a corporation for U.S.  Federal
                                      income tax purposes. Accordingly, the Fund
                                      should  not be  subject  to  U.S.  Federal
                                      income  tax,   and  each  Member  will  be
                                      required to report on his or her own annual tax return his or her distributive share of the Fund's taxable income or loss. For the Fund to complete its tax reporting requirements, it must receive information on a timely basis from the Master Fund and the Portfolio Managers. A
                                      Portfolio Manager's delay in providing this information will delay the Fund's preparation of tax information to investors, which is likely to cause Members to seek extensions on the time to file their tax returns. The
                                      Fund does not expect to be able to provide estimates of each Member's taxable income before the due date for filing extensions and paying estimated taxes. Members are encouraged to consult their tax advisor concerning how such delayed reporting may affect them.

ERISA PLANS AND OTHER                 Investors    subject   to   the   Employee
TAX-EXEMPT ENTITIES                   Retirement Income Security Act of 1974, as
                                      amended  ("ERISA"),  and other  tax-exempt
                                      entities including employee benefit plans,
                                      Individual  Retirement Accounts and 401(k)
                                      and  Keogh  Plans  (each  a   "tax-exempt"
                                      entity)   may   purchase   Units.    Since
                                      interests  in  the  Fund  are   securities
                                      issued by an investment company registered
                                      under  the  Investment  Company  Act,  the
                                      assets   of  the   Fund   should   not  be
                                      considered   to  be  "plan   assets"   for
                                      purposes     of     ERISA's      fiduciary
                                      responsibility and prohibited  transaction
                                      rules  or   similar   provisions   of  the
                                      Internal  Revenue Code of 1986, as amended
                                      (the "Code").  The Portfolio  Managers may
                                      use  leverage  in  connection  with  their
                                      trading    activities.     Therefore,    a
                                      tax-exempt  Member  may incur  income  tax
                                      liability with respect to its share of the
                                      net    profits    from   such    leveraged
                                      transactions   to  the  extent   they  are
                                      treated  as  giving  rise  to   "unrelated
                                      business  taxable  income"  ("UBTI").  The
                                      Fund will  provide to  tax-exempt  Members
                                      such   accounting   information   as  such
                                      Members  require to report  their UBTI for
                                      income tax purposes.  Charitable remainder
                                      trusts  may not invest in the Fund as they
                                      will not be exempt  from U.S.  Federal tax
                                      for any year in which such trust has UBTI.
                                      Investment   in  the  Fund  by  tax-exempt
                                      entities  requires special  consideration.
                                      Trustees   or   administrators   of   such
                                      entities are urged to review carefully the
                                      matters discussed in this Prospectus.  The
                                      Fund may not be appropriate for tax-exempt
                                      investors.  Tax-exempt  investors who wish
                                      to invest in the  Master  Fund may wish to
                                      invest    through    GAM     Institutional
                                      Multi-Strategy,    LLC   or   GAM   Avalon
                                      Multi-Strategy (TEI), LLC, which are other
                                      GAM investment companies for tax-exempt investors that may invest in the Master
                                      Fund. For additional information regarding these Feeder Funds, please contact the Distributor.

TERM The Fund's term is perpetual unless the Fund is otherwise dissolved under the terms of the Limited Liability Company Agreement.

REPORTS TO MEMBERS                    The Fund will  furnish  to its  Members as
                                      soon as reasonably practicable after the end of each taxable year such information as is necessary for Members to complete
                                      U.S. Federal and state income tax or information returns, along with any other tax information required by law. The Fund also will send to Members a semi-annual and an audited annual report generally within 60 days after the close of the period for which the report is being made, or as otherwise required by the 1940 Act.

--------------------------------------------------------------------------------

                                    FEE TABLE

--------------------------------------------------------------------------------


The following table describes the fees and expenses that are incurred by an investor in connection with the purchase, sale or holding of Units.


SHAREHOLDER TRANSACTION EXPENSES

         Maximum Sales Load Imposed on Purchases
         (As a percentage of offering price)                              3.00%
                                                                          -----

         Dividend Reinvestment and Cash Purchase Plan Fees                0.00%
                                                                          -----


ANNUAL EXPENSES (As a percentage of net assets)

         Management Fee                                                   2.00%
                                                                          -----

         Administrative Fee                                               0.20%
                                                                          -----

         Custody Fee                                                      0.01%
                                                                          -----

         Other Operating Expenses                                         0.09%
                                                                          -----

                  TOTAL ANNUAL EXPENSES                                   2.30%
                                                                          -----

----------------------------------------------------------------------------------------------------------------

                  EXAMPLE:                       1 YEAR          3 YEARS          5 YEARS         10 YEARS
                                                 ------          -------          -------         --------

----------------------------------------------------------------------------------------------------------------
You would pay the  following  expenses  on a
$1,000  investment,  assuming a 5.00% annual
return:                                             $53             $100             $149            $286
----------------------------------------------------------------------------------------------------------------

IN ADDITION TO THE EXPENSES DESCRIBED ABOVE, THE FUND - AND THUS EACH INVESTOR IN THE FUND - BEARS INDIRECTLY A PORTION OF THE FEES AND EXPENSES OF THE PORTFOLIO FUNDS IN WHICH THE MASTER FUND INVESTS.

The above example is provided to assist you in understanding the various costs and expenses that an investor in the Fund will bear, directly or indirectly. The fee table and the example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown above.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

GAM AVALON LANCELOT, LLC

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR THE LIFE OF THE FUND. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND. THE ACCOUNTING FIRM PRICEWATERHOUSECOOPERS LLP AUDITED THE FUND'S FINANCIAL STATEMENTS FOR EACH OF THE PERIODS IN THE PERIOD FROM MAY 1, 2001 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2004.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          NINE
                                                      MONTHS ENDED                  YEARS ENDED MARCH 31,
                                                      DECEMBER 31,       -----------------------------------------
                                                    2004 (UNAUDITED)       2004            2003             2002  (a)
                                                    ----------------     --------        --------        ---------
Per unit operating  performance (f)
(For a unit of members' capital
outstanding throughout the period):
Net asset value, beginning of period                    $  112.30        $  97.72        $ 100.36        $ 100.00
                                                        ---------        --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)
                                                            (1.74)          (2.53)          (2.63)          (5.01)
Net realized and unrealized gain (loss)
   on investment transactions
                                                             1.29           17.11           (0.01)  (b)      5.37
                                                        ---------        --------        --------        --------
Total from investment operations                                                                             0.36
                                                            (0.45)          14.58           (2.64)
                                                        ---------        --------        --------        --------
Net asset value, end of period                          $  111.85        $ 112.30        $  97.72        $ 100.36
                                                        =========        ========        ========        ========
TOTAL RETURN (c)                                            (0.40%)         14.92%          (2.63%)          0.36%


SUPPLEMENTAL DATA:
Net assets, end of period (000)                         $ 202,143        $133,267        $ 49,719        $ 16,235
RATIO TO AVERAGE NET ASSETS:
   Expenses, before waivers   (e)                            2.30%           2.40%           2.85%           6.51% (d)
   Expenses, net of waivers   (e)                            2.30%           2.40%           2.74%           5.92% (d)
   Net investment loss                                      (1.73%)         (2.38%)         (2.69%)         (5.86%)(d)
Portfolio turnover rate                                      3.32%          14.97%          25.63%           0.00%

-------------
(a)  Period from May 1, 2001 (commencement of operations) to March 31, 2002.
(b) The amount shown for a unit outstanding throughout the period does not accord with the aggregate net gains on investments for that period, because of the timing of sales and redemption of the Fund units in relation to changes in fair value of the investments of the Fund.
(c)  Not Annualized for periods less than one year.
(d)  Annualized for periods less than one year.
(e)  Expense ratios of investment funds are not included in the expense ratio.
(f)  Based on average weighted units outstanding.

--------------------------------------------------------------------------------

                           GLOSSARY OF SELECTED TERMS

--------------------------------------------------------------------------------


         "1933 ACT" -- the Securities Act of 1933 and the rules, regulations and orders thereunder, as amended from time to time, or any successor law.

         "1940 ACT" -- the Investment Company Act of 1940 and the rules, regulations and orders thereunder, as amended from time to time, or any successor law.

         "ADMINISTRATOR" -- PFPC Inc.

         "ADVISERS ACT" -- the Investment Advisers Act of 1940 and the rules, regulations and orders thereunder, as amended from time to time, or any successor law.

         "ADVISOR" -- GAM USA Inc.

         "ADVISOR ACCOUNTS" -- other accounts managed by the Advisor.

         "BOARD" -- the Board of Directors of the Fund or the Master Fund, as the case may be.

         "CAPITAL ACCOUNT" -- the capital account maintained for each Member in the Fund.

         "CFTC" -- the U.S. Commodity Futures Trading Commission.

         "CODE" -- the Internal Revenue Code of 1986, as amended, and as hereafter amended from time to time, or any successor law.

         "CUSTODIAN" -- PFPC Trust Company.

         "DIRECTORS" -- the persons granted the authority to control the management of the Fund pursuant to the Fund's Limited Liability Company Agreement.

         "DISTRIBUTOR" -- GAM Services Inc.

         "ERISA" -- the U.S. Employee Retirement Income Security Act of 1974, as amended.

         "FEEDER FUND" - any other investment company that may invest in the Master Fund.

         "FUND" -- GAM Avalon Lancelot, LLC.

         "FUND OF FUNDS" -- an investment strategy involving investments in other investment funds managed by investment managers using different investment styles.

         "GAM CLIENT" - another client of the Advisor or one of its affiliates.

         "INDEPENDENT DIRECTOR" -- a Director of the Fund or the Master Fund who is not an "interested person" of the Fund or the Master Fund, as the case may be, as defined in the 1940 Act.

         "INVESTMENT CONSULTANT" -- GAM International Management Limited.

         "IRS" -- the U.S. Internal Revenue Service.

         "LIMITED LIABILITY COMPANY AGREEMENT" -- the Limited Liability Company Agreement of the Fund or the Master Fund, as the case may be.

         "MANAGEMENT FEE" -- the monthly management fee payable to the Advisor.

         "MASTER FUND" -- GAM Multi-Strategy Investments, LLC, a Delaware limited liability company.

         "MEMBER" -- an investor in the Fund.

         "PORTFOLIO FUND" -- an investment partnership or fund in which the Fund invests a portion of its assets.

         "PORTFOLIO MANAGER" -- an individual or entity responsible for managing a portion of the assets of the Master Fund, either directly or through the Master Fund's investment in a Portfolio Fund. The term Portfolio Managers includes the Sub-Advisors.

         "PROSPECTUS" -- this Prospectus.

         "QUALIFIED PURCHASER" -- a qualified purchaser as defined in Section 2(a)(51)(A) of the 1940 Act.

         "REGULATIONS" -- the regulations adopted by the U.S. Department of Treasury under the Code.

         "SEC" -- the U.S. Securities and Exchange Commission.

         "SELLING AGENTS" -- a broker or other intermediary appointed by the Distributor to assist in the sale of Units.

         "SUB-ADVISOR" -- a Portfolio Manager responsible for either (i) directly managing a portion of the assets of the Master Fund in a managed account or (ii) managing a special purpose investment vehicle, the general partner of which is the Portfolio Manager and the sole limited partner of which is the Master Fund.

         "UBTI" -- "unrelated business taxable income" as defined under the Code.

         "UNIT" -- a limited liability company interest in the Fund.

                            GAM AVALON LANCELOT, LLC

--------------------------------------------------------------------------------

                          THE FUND AND THE MASTER FUND

--------------------------------------------------------------------------------

         GAM AVALON LANCELOT, LLC is registered under the 1940 Act as a closed-end, non-diversified, management investment company. The Fund was formed on August 22, 2000, as a limited partnership under the laws of Delaware with the name "GAM Avalon Multi-Global, L.P." The Fund was converted from a limited partnership to a limited liability company under the laws of Delaware on January 11, 2002, and changed its name to GAM Avalon Lancelot, LLC on November 18, 2002. The Fund intends to change its name to GAM Avalon Multi-Strategy, LLC prior to the effectiveness of the Registration Statement of which this Prospectus is a part. The Fund expects to contribute its assets to the Master Fund and adopt the current master/feeder structure on __________, 2005. The Fund's principal office is located at 135 East 57th Street, New York, New York 10022, and its telephone number is (212) 407-4600.

         The Advisor is responsible for selecting the Portfolio Managers to manage the investments of the Fund and the Master Fund. The Advisor is part of the GAM Group, which was founded in 1983 and started managing fund of funds investment portfolios for clients in 1989.

--------------------------------------------------------------------------------

                                    STRUCTURE

--------------------------------------------------------------------------------

         The Fund is a fund of funds that combines many of the features of a private investment partnership with those of a registered closed-end investment company. Private investment partnerships are unregistered, commingled asset pools that may be leveraged, managed aggressively and offered in large minimum denominations, often over $1 million, through private placements to a limited number of high net worth individual and institutional investors. The managers or advisors of these entities typically are compensated through asset-based fees and performance-based fees or allocations. Closed-end investment companies are 1940 Act registered pools typically organized as corporations or business trusts that usually are managed more conservatively than most private investment partnerships, subject to relatively modest minimum investment requirements (often less than $2,000), and publicly offered to a broad range of investors. The advisors to these companies typically are compensated through asset-based, but not performance-based, fees. The Fund is similar to a private investment partnership in that its investment portfolios may be actively managed and Units will be sold in comparatively large minimum denominations primarily to high net worth individuals and institutional investors, whose capital accounts will be subject to asset-based fees. In addition, the Portfolio Managers of the
Portfolio Funds will typically be entitled to receive incentive-based compensation. Unlike many private investment funds, however, the Fund can offer Units without limiting the number of Eligible Investors that can participate in its investment program and may publicly promote the sale of Units. The structure of the Fund is designed to permit sophisticated investors that have a higher tolerance for investment risk to participate in an aggressive investment program without making the more substantial minimum capital commitment that is required by many private investment funds, and without subjecting the Fund to the limitations on the number of investors and the manner of offering faced by many of those funds.


--------------------------------------------------------------------------------

                                 THE MASTER FUND

--------------------------------------------------------------------------------

         The Fund invests substantially all of its investable assets in the Master Fund, a separate closed-end, non-diversified, management investment company with the same investment objectives as the Fund. Pursuant to a reorganization expected to be completed in ______________ 2005, the Fund will contribute all of its assets, except those restricted for regulatory reasons, liquidation purposes, forced redemptions or those as to which consents to assignments have not yet been obtained to the Master Fund in exchange for interests in the Master Fund. To the extent that any such consent to assignment is not obtained, the Fund may continue to hold such investment directly until it can obtain such consent or obtain a redemption of its interest in the Portfolio Fund.

         The only investor in the Master Fund initially will be the Fund. However, it is anticipated that additional Feeder Funds will invest in the Master Fund.

         Whenever the Fund, in its capacity as an investor in the Master Fund, is requested to vote on matters pertaining to the Master Fund (other than the termination of the Master Fund's business, which may be determined by the Directors of the Master Fund without investor approval), the Fund will hold a meeting of the Members and will vote its interest in the Master Fund for or against such matters proportionately to the instructions to vote for or against such matters received from the Members. The Fund shall vote Units for which it receives no voting instructions in the same proportion as the Units for which it receives voting instructions.


--------------------------------------------------------------------------------

                               INVESTMENT PROGRAM

--------------------------------------------------------------------------------

         The Fund is a fund of funds that seeks to achieve its objectives by investing substantially all of its assets in the Master Fund, which in turn deploys its assets primarily among a professionally selected group of investment vehicles that employ a variety of investment techniques and strategies and are managed by highly skilled Portfolio Managers who invest primarily in, or who have particular expertise with respect to, global financial markets.

         The investment objective of the Fund and the Master Fund is to achieve long-term capital appreciation with diversification of risk from investments in financial markets worldwide. The Master Fund uses Portfolio Funds and Sub-Advisors employing a wide range of investment styles, that may include investments in options, futures and other financial derivatives, distressed securities, and emerging markets, in addition to investment strategies emphasizing more traditional investments such as stocks and bonds. The Master Fund does not seek to emphasize any particular country, region, industry or sector, but seeks to allocate its assets among a diverse group of Portfolio Funds and Sub-Advisors using different investment styles whose performance is not expected to be correlated with each other.

         The Portfolio Managers selected to manage assets for the Master Fund may use a wide range of investment strategies and styles, including some of the styles described below. Portfolio Managers may also use different styles not listed below, or they may combine different elements of different styles listed below.

         o HEDGE STRATEGIES - Investment in stocks, bonds or other financial instruments while simultaneously using short sales, futures, options or other instruments in an effort to protect against the potential adverse effects of general movements in market prices. Hedge strategies include LONG-SHORT or MARKET NEUTRAL strategies, which seek to develop a balanced portfolio of both long and short positions in stocks or other instruments.

         o DIRECTIONAL STRATEGIES - Investing in stocks, bonds or other financial instruments in an effort to take advantage of anticipated trends in general market prices or prices of specific investments. Directional strategies may emphasize long term investments or short-term trading, and include:

                           o LONG-ONLY STRATEGIES - purchasing securities without hedging market risks.

                           o        SHORT-TERM  TRADING  -  buying  and  selling
                                    securities  based upon  anticipated  general
                                    movements  in market  prices  or  short-term
                                    changes   in  market   prices  of   specific
                                    securities.

                           o VALUE INVESTING - investing in companies based on views as to the value of their underlying assets.

                           o GROWTH INVESTING - investing in companies based upon views as to their potential future earnings.

                           o SECTOR INVESTING - investing in specific industries or sectors of the economy.

                           o        GLOBAL    INVESTMENTS    -   investing    in
                                    international financial markets.

                           o MACRO INVESTMENTS - investing based upon views as to global macroeconomic trends.

                           o EMERGING MARKETS - investing in developing countries.

                           o JUNK BONDS - investing in debt securities rated below investment grade.

                           o        DISTRESSED   SECURITIES   -   investing   in
                                    companies       experiencing       financial
                                    difficulties.

                           o        MANAGED   FUTURES  -  investing   in  global
                                    futures and forward markets.

                           o SHORT SELLING - selling borrowed securities in anticipation of decreases in the market prices of the securities borrowed.

         o RELATIVE VALUE or ARBITRAGE STRATEGIES - Investing in long and short positions in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such instruments. Relative value and arbitrage strategies include:

                           o PAIRS TRADING - long and short positions in securities of different companies in the same industry.

                           o CONVERTIBLE ARBITRAGE - offsetting long and short positions in convertible bonds or preferred stocks and the underlying common stocks into which they are convertible.

                           o RISK or MERGER ARBITRAGE - offsetting long and short positions in securities of companies which are involved in a merger, tender offer, reorganization, bankruptcy or other extraordinary corporate transaction.

                           o FIXED INCOME or INTEREST RATE ARBITRAGE - offsetting long and short positions in financial instruments likely to be affected by changes in interest rates.

         The Advisor, with the advice of the Investment Consultant, selects Portfolio Managers for the Master Fund and allocates the assets of the Master Fund among its respective Portfolio Managers. The Advisor reviews a wide range of factors in evaluating each Portfolio Manager, including:

                  o past investment performance during various market conditions

                  o        investment strategies and processes used

                  o        risk management procedures

                  o        correlation of results with other Portfolio Managers

                  o        reputation, experience and training of key personnel

                  o personal investment by principals of the Portfolio Manager in the investment program

         As part of its due diligence process, the Advisor conducts a comprehensive review of each Portfolio Manager, its investment process and organization. The Advisor conducts on-site interviews of the Portfolio Manager's personnel as well as interviews with third party references and industry sources.

         Portfolio Managers generally are granted complete discretion over the investment of the assets allocated to them, and conduct their investment programs through Portfolio Funds. The Master Fund currently intends to invest its assets primarily in Portfolio Funds, which may include both unregistered private investment partnerships and registered mutual funds, and entities organized in either the United States or other countries. The Master Fund also may invest its assets directly pursuant to investment advisory agreements, granting Portfolio Managers discretionary investment authority to invest a portion of the assets of the Master Fund on a managed account basis. The Master Fund may also create a special purpose investment vehicle for a Portfolio Manager in which the Portfolio Manager serves as general partner and the Master Fund is the sole limited partner.

         The Advisor may cause the Master Fund to invest a portion of its assets directly in liquid assets in a portfolio managed by the Advisor or Investment
Consultant, which portfolio may include stocks, bonds, futures contracts, currency forward contracts, money market instruments and other liquid assets. Such direct investments may comprise a significant percentage of the assets of the Fund and the Master Fund, while the Advisor is determining the optimal allocation of assets of the Master Fund among Portfolio Managers, or if the Fund receives proceeds from subscriptions for Units at a time when the Master Fund is unable to invest in desired Portfolio Funds. For example, the Advisor or Investment Consultant may elect to invest a portion of the assets of the Master Fund in futures or forward contracts in order to hedge all or a portion of the assets of the Master Fund managed by a particular Portfolio Manager against risks related to general movements in market prices, interest rates or currency exchange rates. The Advisor or Investment Consultant may also elect to invest a portion of the assets of the Master Fund in futures contracts in order to track the performance of general market indices pending investment of proceeds of subscriptions for Units in Portfolio Funds.

         Under normal circumstances, the Advisor expects to allocate the assets of the Master Fund among 10 to 50 Portfolio Managers. However, if the Master Fund's assets are for any reason below a threshold level of assets, it may not be possible for various reasons to allocate the assets of the Master Fund among all of the Portfolio Managers selected by the Advisor.

         The Advisor will allocate not more than 40% of the Master Fund's assets to any Portfolio Fund that is advised by a Sub-Advisor. The Master Fund may purchase non-voting securities of a Portfolio Fund that is not advised by a Sub-Advisor. However, the Master Fund does not intend to acquire a sufficient percentage of the voting or nonvoting securities or economic interests in any Portfolio Fund not advised by a Sub-Advisor to cause the Master Fund to control the Portfolio Fund as a practical matter. Subject to these limitations, the Master Fund may invest a majority of its assets in non-voting securities of the Portfolio Funds.

         The Advisor evaluates regularly each Portfolio Manager to determine whether its investment program is consistent with the investment objective of the Fund and the Master Fund and whether its investment performance is satisfactory. The Advisor may reallocate the Master Fund's assets among Portfolio Managers, terminate existing Portfolio Managers and select additional Portfolio Managers, subject to the condition that selection of a new Sub-Advisor requires approval of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, unless the Fund receives an exemption from certain provisions of the 1940 Act or as otherwise permitted by applicable rules.

         Unregistered investment funds, such as the Portfolio Funds, typically provide greater flexibility than traditional registered investment companies, or "mutual funds," in the types of securities they may own, the types of trading strategies they may employ, and, in some cases, the amount of leverage they may use. The Portfolio Managers selected by the Advisor may invest and trade in a wide range of instruments and markets, including, but not limited to, domestic and foreign equities and equity-related instruments, including options and warrants, and fixed income and other debt-related instruments. Portfolio Managers whose investment strategies are generally consistent with the investment objectives of the Fund and the Master Fund will not be limited in the markets (either by location or type, such as large capitalization, small capitalization or non-U.S. markets) in which they invest or the investment disciplines that they may employ (such as value or growth or bottom-up or top-down analysis).

         Each Portfolio Manager may use various investment techniques for hedging and non-hedging purposes. For example, each Portfolio Manager may sell securities short and purchase and sell options and futures contracts and engage in other derivative transactions, subject to certain limitations. The use of these techniques will be an integral part of their investment programs, and involves certain risks to the Fund and the Master Fund. Each Portfolio Manager may use leverage, which also entails risk.

         Each Portfolio Manager may invest, for defensive purposes or otherwise, some or all of its assets in high quality fixed income securities and money market instruments, or may hold cash or cash alternatives in such amounts as the Portfolio Manager deems appropriate under the circumstances. Pending allocation of the offering proceeds, and thereafter, from time to time, the Master Fund also may invest in these instruments.

         Additional information about the types of investments that are expected to be made by the Portfolio Managers, their investment practices and related risk factors is provided below. Except as otherwise indicated, the investment policies and restrictions of the Fund and the Master Fund are not fundamental and may be changed without a vote of the Members.


--------------------------------------------------------------------------------

                  TYPES OF INVESTMENTS AND RELATED RISK FACTORS

--------------------------------------------------------------------------------

         All securities investments risk the loss of capital. The value of the Fund's total net assets should be expected to fluctuate. Due to the types of investments and investment strategies to be used by Portfolio Managers, fluctuations in the net asset value of the Fund may be more volatile than is typical for most mutual funds.

         This  section   describes  some  of  the   investments  and  investment
strategies likely to be used by Portfolio Managers and some of the related risks.

RISKS OF INVESTING IN GLOBAL AND EMERGING MARKETS

         The performance of the Fund is subject to special risks relating to investments outside the United States, including fluctuations in foreign currency exchange rates and future economic and political developments in other countries.

         Foreign securities in which the Portfolio Managers may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of prices can be greater than in the United States. The Fund will be subject to risks of possible adverse political and economic developments, seizure or nationalization of foreign deposits, or adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Since foreign securities often are purchased with and payable in currencies of foreign countries, their value may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

         To the extent that investment is made in emerging markets, the political, regulatory and economic risks inherent in investments in emerging markets' securities are significant and may differ in-kind and degree from the risks presented by investments in the world's major securities markets. These may include greater price volatility, substantially less liquidity, controls on foreign investment and limitations on repatriation of invested capital.

EQUITY SECURITIES

         Each Portfolio Manager's investment portfolio may include long and short positions in common stocks, preferred stocks and convertible securities of U.S. and foreign issuers. Each Portfolio Manager also may invest in depositary receipts relating to foreign securities. See "Foreign Securities" below. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities. The market price of equity securities may be affected by general economic and market conditions, such as a broad decline in stock market prices, or by conditions affecting specific issuers, such as changes in earnings forecasts. Each Portfolio Manager may invest in equity securities without restriction as to market capitalization, including securities issued by smaller capitalization companies, including micro-cap companies. Each Portfolio Manager may purchase securities in all available securities trading markets.

SMALL AND MID-CAP SECURITIES

         Each Portfolio Manager may invest in companies with small and mid-cap market capitalizations. Such investments involve greater risk than investing in larger companies. The stock prices of small and mid-cap companies can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and management resources. These and other factors may make small and mid-cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies and they may be more likely to be negatively affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

INITIAL PUBLIC OFFERINGS

         Each Portfolio Manager may purchase securities of companies in initial public offerings. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for a Portfolio Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing market prices. Some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as development stage companies, without revenues or operating income, or any near-term prospects of achieving them.

DEBT SECURITIES

         Each Portfolio Manager may invest without limitation in bonds, notes and other debt securities issued by governmental or corporate entities, and in debt which may be below "investment grade." Debt securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (I.E., credit risk) and are subject to the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness or financial condition of the issuer, and general market liquidity (I.E., market risk).

"HIGH YIELD" OR "JUNK" DEBT SECURITIES

         Each Portfolio Manager may invest without limitation in both investment grade and non-investment grade debt securities, including "high yield" or "junk" debt securities and distressed securities. Non-investment grade debt securities are generally considered to be speculative with respect to the issuer's capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. The market values of lower rated debt securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, and tend to be more sensitive to economic conditions than are higher rated securities. Companies that issue such securities often are highly leveraged and may not have available to them more traditional methods of financing. A major economic recession could severely disrupt the market for non-investment grade securities and may have an adverse impact on the value of such securities. It is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase such securities' incidence of default.

DISTRESSED SECURITIES

         Each Portfolio Manager may invest in distressed securities. Distressed securities are securities issued by companies that are involved in bankruptcy or insolvency proceedings or experiencing other financial difficulties. A Portfolio Manager investing in distressed securities hopes that by being active in a distress situation or through superior analysis of a troubled company and the provisions of different securities, it can identify distressed securities that should appreciate in value. The performance of investments in distressed securities may be adversely affected to a greater extent by specific economic developments affecting an issuer, or by a general economic downturn, than investment in securities of issuers not facing such difficulties. Investments in distressed securities may also be affected by the consequences of bankruptcy proceedings, restructuring negotiations or other extraordinary corporate transactions.

SOVEREIGN DEBT

         Each Portfolio Manager may invest in debt securities issued by governments and their agencies, including governments of emerging markets. Investing in instruments of government issuers in emerging markets may involve significant economic and political risks. Holders of certain emerging markets instruments may be requested to participate in the restructuring and rescheduling of these obligations and to extend further loans to their issuers. The interests of holders of emerging markets instruments could be adversely affected in the course of restructuring arrangements. The issuers of sovereign debt securities have in the past experienced serious difficulties in servicing their external debt obligations. These difficulties have, among other effects, forced such countries to reschedule interest and principal payments on obligations, and to restructure certain indebtedness. Sovereign debt rated below investment grade by Moody's and S&P is regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations.

CREDIT AND RATING RISK

         Credit risk relates to the ability of the issuer of a debt security to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality debt securities. The lower the rating of a debt instrument, the more speculative its characteristics, and changes in economic or other circumstances are more likely to lead to an inability of the issuer to make principal and interest payments than issuers of higher grade securities.

INTEREST RATE RISK

         Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

HEDGE STRATEGIES

         The Portfolio Managers may engage in a wide range of investment and trading strategies described below. Many of these strategies are sometimes referred to as "hedge" or "arbitrage" strategies, because they use short sales, futures and other derivatives in an effort to protect assets from losses due to general declines in international financial markets. However, there can be no assurances that the hedging and arbitrage strategies used by the Portfolio Managers will be successful in avoiding losses, and hedged positions may perform less favorably in generally rising markets than unhedged positions. Furthermore, no assurance can be given that Portfolio Managers will employ hedging strategies with respect to all or any portion of a given Portfolio Fund's assets.

MARKET-NEUTRAL STRATEGIES

         The Master Fund may, from time to time, seek to use Portfolio Managers whose performance is not correlated with major market indices (I.E., is "market neutral"). Although the use of such Portfolio Managers may protect against losses in generally declining markets, there is no assurance that losses will be avoided. Investment strategies that have historically been uncorrelated or demonstrated low correlation to one another or to major world market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During such periods, certain hedge strategies may cease to function as anticipated, and there may be few or no buyers for certain assets. Liquidation of assets by the Master Fund to pay for repurchases of Units by the Fund or any other Feeder Fund, to prevent losses, or for other purposes in such circumstances may be difficult or impossible.
FOREIGN CURRENCY TRANSACTIONS

         Each Portfolio Manager may engage in foreign currency transactions for a variety of purposes, including to fix in U.S. dollars the value of a security the Portfolio Manager has agreed to buy or sell, or to hedge the U.S. dollar value of securities the Portfolio Manager already owns. Each Portfolio Manager's success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

MONEY MARKET INSTRUMENTS

         Each Portfolio Manager may invest, for defensive purposes or otherwise, some or all of its assets in high quality fixed-income securities, money market instruments, and money market mutual funds, or hold cash or cash alternatives in such amounts as the Portfolio Manager deems appropriate under the circumstances. Pending allocation of the offering proceeds and thereafter, from time to time, the Fund or the Master Fund also may invest in these instruments. In addition, the Fund anticipates that a portion of its assets shall be kept in cash, money market securities or other liquid assets in order to enable the Fund to accommodate requests for repurchases by the Fund of its Units. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government securities, commercial paper, certificates of deposit, bankers' acceptances and repurchase agreements.


NON-DIVERSIFIED STATUS

         The classification of each of the Fund and the Master Fund as a "non-diversified" investment company means that the percentage of the assets of the Fund and the Master Fund that may be invested in the securities of a single issuer is not limited by the 1940 Act. A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer. Since a relatively high percentage of the Fund's assets may be invested, directly or through the

Master Fund, in the securities of a limited number of issuers, some of which will be within the same industry, the Fund may be more sensitive to changes in the market value of a single issuer and to events affecting a particular industry or market segment.


CONCENTRATION

         The Fund and the Master Fund will not concentrate in any particular industry. The Master Fund will invest in Portfolio Funds that may concentrate their investments in one or more industries.


BORROWING AND LEVERAGE

         Subject to the Limited Liability Company Agreement of the Fund and the Master Fund and provisions of applicable law, the Fund and the Master Fund reserve the right to arrange for a line or lines of credit and to make such borrowings thereunder as may be deemed necessary by the Board of the Fund and the Master Fund, as the case may be, in its absolute and sole discretion for the management of the business activities of the Fun and the Master Fund.

         The Portfolio Managers may borrow money from brokers and banks for investment purposes. Borrowing for investment purposes, which is known as "leverage," is a speculative investment technique and involves substantial risks. Although leverage will increase investment returns if a Portfolio Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of such funds, using leverage will decrease investment returns if such Portfolio Fund fails to earn as much on such investments as it pays for the use of the funds. Using leverage, therefore, will magnify the volatility of the value of a Portfolio Fund's investment portfolio. If the Portfolio Manager's equity or debt instruments decline in value, the Portfolio Manager could be required to deposit additional collateral with the lender or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a sudden, precipitous drop in a Portfolio Fund's assets, whether resulting from changes in market value or from redemptions, the Portfolio Manager might not be able to liquidate assets quickly enough to pay off its borrowings. Money borrowed for leveraging will be subject to interest costs. The Portfolio Manager also may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit.

         The 1940 Act limits the amount an investment company can borrow. The value of an investment company's total indebtedness may not exceed one-third the value of its total assets, including such indebtedness, measured at the time the investment company incurs the indebtedness. This limit does not apply to Portfolio Funds that are not managed by Sub-Advisors and, therefore, the Fund's portfolio may be highly leveraged and the volatility of the price of its Units may be great. To obtain "leveraged" market exposure in certain investments and to increase overall return, a Portfolio Manager may purchase options and other instruments that do not constitute "indebtedness" for purposes of the 1940 Act limitations. These instruments nevertheless may involve significant economic leverage and, therefore, in some cases, may involve significant risks of loss.

SHORT SALES

         A Portfolio Manager may attempt to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Portfolio Manager believes possess volatility characteristics similar to those being hedged. In addition, Portfolio Managers may use short sales for non-hedging purposes to profit from anticipated declines in prices of securities which in the view of the Portfolio Managers are overvalued. To effect a short sale, a Portfolio Manager will borrow a security from a brokerage firm, or other intermediary, to make delivery to the buyer. The Portfolio Manager then is obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the Portfolio Manager sold the security. A short sale of a security involves the risk of an unlimited increase in the market price of the security, which could result in an inability to cover the short position and thus a theoretically unlimited loss. There can be no assurance that securities necessary to cover the short position will be available for purchase.

REVERSE REPURCHASE AGREEMENTS

         Reverse repurchase agreements involve a sale of a security to a bank or securities dealer and the Portfolio Manager's simultaneous agreement to repurchase the security for a fixed price, reflecting a market rate of interest, on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund and the Master Fund. Reverse repurchase agreements are a form of leverage which also may increase the volatility of the investment portfolios of Portfolio Funds.

SPECIAL INVESTMENT TECHNIQUES

         Each Portfolio Manager may use a variety of special investment techniques to hedge its investment portfolio against various risks or other factors that generally affect the values of securities and for non-hedging purposes. These techniques may involve the use of derivative transactions. The techniques the Portfolio Managers may employ may change over time as new instruments and techniques are introduced or as a result of regulatory developments. Certain of the special investment techniques that the Portfolio Managers may use are speculative and involve a high degree of risk, particularly when used for non-hedging purposes.

DERIVATIVES

         The Portfolio Managers may invest in, or enter into, derivatives. These are financial instruments that derive their performance from the performance of an underlying asset, index or interest rate. Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund and the Master Fund. The Fund could experience losses if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge, or if the Portfolio Manager is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

OPTIONS AND FUTURES

         The Portfolio Managers may invest in options and futures contracts. The Portfolio Managers also may invest in so-called "synthetic" options or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Fund and the Master Fund bear the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid and, in such cases, a Portfolio Manager may have difficulty closing out its position.

         The Portfolio Managers may purchase and sell call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options. A call option gives the purchaser of the call option, in return for a premium paid, the right to buy the security underlying the option from the writer of the call option at a specified exercise price. A put option gives the purchaser of the put option, in return for a premium, the right to sell the underlying security to the writer of the put option at a specified price. A covered call option is a call option with respect to which a Portfolio Manager owns the underlying security. A covered put option is a put option with respect to which a Portfolio Manager has segregated cash or liquid securities to fulfill the obligation undertaken. The purchaser of a put or call option runs the risk of losing his entire investment in a relatively short period of time if the option is not exercised. The uncovered writer of a call option is subject to a risk of loss should the price of the underlying security increase, and the uncovered writer of a put option is subject to a risk of loss should the price of the underlying security decrease.

         Neither the Fund nor the Master Fund will be a commodity pool subject to the rules of the Commodity Futures Trading Commission ("CFTC"). However, some or all of the Portfolio Managers may invest in futures contracts and currency forward contracts, and options on such contracts, for hedging or speculative purposes.

         The  Portfolio  Managers  may  enter  into  futures  contracts  in U.S.
domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets, so that no common clearing facility exists and an investor may look only to the broker or counterparty for performance of the contract. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC. The Fund and the Master Fund may not be able to invest in certain foreign futures and option contracts that have not been approved for sale by U.S. persons


         No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day.

         The Portfolio Managers may purchase and sell stock index futures contracts, interest rate futures contracts, currency futures and other commodity futures. A stock index future obligates a Portfolio Manager to pay or receive an amount of cash based upon the value of a stock index at a specified date in the future, such as the Standard & Poor's 500 Composite Stock Price Index, Nasdaq High Technology Index, or similar foreign indices. An interest rate future obligates a Portfolio Manager to purchase or sell an amount of a specific debt security at a future date at a specific price. A currency future obligates a Portfolio Manager to purchase or sell an amount of a specific currency at a future date at a specific price. Some or all of the Portfolio Managers may also purchase and sell call and put options on stock indexes.

WARRANTS

         Warrants are derivative instruments that permit, but do not obligate, the holder to purchase other securities. Warrants do not carry with them any right to dividends or voting rights. A warrant ceases to have value if it is not exercised prior to its expiration date.

SWAP AGREEMENTS

         The Portfolio Managers may enter into equity, interest rate, index and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specified assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A swap contract may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counterparty.

         To achieve investment returns equivalent to those achieved by an investment advisor in whose investment vehicles the Fund and the Master Fund could not invest directly, perhaps because of its investment minimum or its unavailability for direct investment, the Master Fund may enter into swap agreements under which the Master Fund may agree, on a net basis, to pay a return based on a floating interest rate, such as LIBOR, and to receive the total return of the reference investment vehicle over a stated time period. The Master Fund may seek to achieve the same investment result through the use of other derivatives in similar circumstances.

LENDING PORTFOLIO SECURITIES

         The Portfolio Managers may lend securities from their portfolios to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund and the Master Fund might experience a loss if the institution with which the Portfolio Manager has engaged in a portfolio loan transaction breaches its agreement with the Portfolio Manager.

RESTRICTED AND ILLIQUID INVESTMENTS

         Although each Portfolio Manager invests primarily in publicly traded securities, the Master Fund and each Portfolio Manager may also invest in restricted securities and other investments which are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the 1933 Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the 1933 Act.

         Where registration is required to sell a security, a Portfolio Manager may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio Manager may be permitted to sell a security under an effective registration statement. Portfolio Managers may be unable to sell restricted and other illiquid securities at the most opportune times.

         The Master Fund's investments in unregistered Portfolio Funds are themselves illiquid and subject to substantial restrictions on transfer. The Master Fund will typically have only limited rights to withdraw its investment in an unregistered Portfolio Fund. The illiquidity of these interests may adversely affect the Fund were the Master Fund required to sell the interests at an inopportune time.

MASTER FEEDER STRUCTURE - ASSIGNMENT OF INVESTMENTS IN PORTFOLIO FUNDS

         The Fund held interests in 19 Portfolio Funds at January 31, 2005. In connection with the reorganization of the Fund to a master/feeder structure, these investments will be assigned to the Master Fund. In some instances, such assignment may require the consent of the Portfolio Fund or its Portfolio Manager. To the extent that any such consent is not obtained, the Fund may continue to hold such investment directly until it can obtain such consent or obtain a redemption of its interest in the Portfolio Fund. The Fund may also retain certain assets that are restricted for regulatory reasons, liquidation purposes, or forced redemptions. The assignment of interests in Portfolio Funds to the Master Fund may trigger payment of performance based fees sooner than would be the case in the absence of such assignment and may start a new holding period for purposes of determining the Master Fund's right to make additional withdrawals from certain Portfolio Funds.

MASTER FEEDER STRUCTURE - OTHER INVESTORS IN THE MASTER FUND

         Other investors in the Master Fund may alone or collectively acquire sufficient voting interests in the Master Fund to control matters relating to the operation of the Master Fund, which may require the Fund to withdraw its investment in the Master Fund or take other appropriate action. The Fund's inability to control the Master Fund may adversely affect the Fund's ability to meet repurchase requests, which requires the cooperation of the Master Fund's Board. In addition, in the event that either the Fund or any such Feeder Fund fails to approve a change to the Limited Liability Company Agreement with the Advisor if the Master Fund has approved such amendment or change to such Limited Liability Company Agreement, the Fund or such Feeder Fund may be required to redeem its interest in the Master Fund. Any such withdrawal could result in a distribution "in-kind" of portfolio securities (as opposed to a cash distribution) from the Master Fund to the Fund. If securities and other non-cash assets are distributed, the Fund could incur brokerage, tax, or other charges in converting those assets to cash. In addition, the distribution in-kind may reduce the range of investments in the portfolio or adversely affect the liquidity of the Fund.

--------------------------------------------------------------------------------

                             INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------


         For purposes of the investment restrictions of the Fund and the Master Fund, and in order to ensure compliance with the provisions of the 1940 Act, the Fund and the Master Fund will treat the assets of any Portfolio Fund created specifically for investment by the Fund and the Master Fund and managed by a Sub-Advisor as if such assets were held directly by the Fund and the Master Fund, and accordingly subject to such investment restrictions, but will not treat the assets of a Portfolio Fund that are not managed by a Sub-Advisor as subject to such investment restrictions.

         The Fund and the Master Fund have each adopted the following investment restrictions as fundamental policies, which cannot be changed without approval by holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities. The Fund and the Master Fund may not:

         o Issue senior securities, except that, to the extent permitted by the 1940 Act, (a) the Sub-Advisors, if any are engaged, may borrow money to finance portfolio transactions and engage in other transactions involving the issuance by the Fund or the Master Fund of "senior securities" representing indebtedness, and (b) the Fund or the Master Fund may borrow money from banks for temporary or emergency purposes or in connection with repurchases of, or tenders for, the Units.

         o Underwrite securities of other issuers, except insofar as the Fund or the Master Fund may be deemed an underwriter under the 1933 Act in connection with the disposition of its portfolio securities.

         o Make loans, except through purchasing fixed-income securities, lending portfolio securities or entering into repurchase agreements in a manner consistent with the Fund's investment policies of the Fund or Master Fund or as otherwise permitted under the 1940 Act.

         o Purchase, sell, hold or deal in real estate, except that the Fund or the Master Fund may invest in securities that are secured by real estate, or securities issued by companies that invest or deal in real estate or real estate investment trusts.

         o Invest in commodities, except that the Fund or the Master Fund may purchase and sell foreign currencies, commodity futures and forward contracts and related options.

         o Invest more than 25% of the value of the total assets of the Fund or the Master Fund in the securities of issuers in any single industry, except that U.S. Government securities may be purchased without limitation. For purposes of this Investment Restriction, the Master Fund and Portfolio Funds are not considered part of an industry. The Master Fund will invest in Portfolio Funds that may concentrate their investments in one or more industries.

         Under the 1940 Act, the vote of a majority of the outstanding voting securities of an investment company, such as the Fund, means the vote, at the annual or a special meeting of the security holders of such company duly called,
(i) of 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such company are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities of such company, whichever is less.

         The investment restrictions of the Fund and the Master Fund are fundamental and may not be changed without the vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of the Fund or the Master Fund, as the case may be.

         If a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of the total assets of the Fund or the Master Fund, unless otherwise stated, will not constitute a violation of such restriction or policy.

         The   investment   objective  of  the  Fund  and  the  Master  Fund  is
non-fundamental and may be changed by the Board.


--------------------------------------------------------------------------------

                             ADDITIONAL RISK FACTORS
                        RELATING TO THE FUND'S STRUCTURE

--------------------------------------------------------------------------------

ASSET-BASED FEES AND PERFORMANCE-BASED ALLOCATIONS

         Each Portfolio Manager generally charges the Master Fund an asset-based fee and some or all of the Portfolio Managers will receive performance-based fees or allocations. The asset-based fees of the Portfolio Managers are expected to range from 1% to 2% of net assets each year and the performance-based fees or allocations of the Portfolio Managers are expected to range from 15% to 25% of net profits each year.

         The performance-based allocation received by a Portfolio Manager may create an incentive for the Portfolio Manager to make investments that are riskier or more speculative than those that might have been made in the absence of the performance-based allocation. Because the performance-based allocation is calculated on a basis that includes realized and unrealized appreciation of a Portfolio Fund's assets, the allocation may be greater than if it were based solely on realized gains.

TAX RISKS

         Counsel to the Fund has rendered an opinion that the Fund will be classified as a partnership and not as an association taxable as a corporation for U.S. Federal income tax purposes. Counsel to the Fund has rendered its opinion that, under a "facts and circumstances" test set forth in regulations adopted by the U.S. Treasury Department, the Fund should not be treated as a "publicly traded partnership" taxable as a corporation. If it were determined that the Fund should be treated as an association or publicly traded partnership taxable as a corporation, the taxable income of the Fund would be subject to corporate income tax and distributions of profits from the Fund would be treated as dividends.

LIQUIDITY RISKS

         Units in the Fund are not traded on any securities exchange or other market and are subject to substantial restrictions on transfer. Although the Fund may offer to repurchase Units from time to time, a Member may not be able to dispose of Units. The Advisor expects that it will generally recommend to the Directors that the Fund offer to repurchase Units from Members four times each year, in March, June, September and December. Such repurchase offers are dependent upon a similar repurchase offer to the Fund from the Master Fund. See "Repurchases and Transfers."

VALUATION OF PORTFOLIO FUNDS

         The valuation of the Master Fund's investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Managers for such Portfolio Funds. Although the Advisor will review the valuation procedures used by all Portfolio Managers, the Advisor and Directors will not be able to confirm the accuracy of valuations provided by Portfolio Managers. In the event of an error in the determination of the value of an investment in a Portfolio Fund, the net asset value of the Fund and the Master Fund may be inaccurate.

ALLOCATION AMONG PORTFOLIO MANAGERS

         The Advisor may, from time to time, change the percentage of assets allocated to each Portfolio Manager. Allocation changes are likely to occur (i) because of performance differences among the Portfolio Managers or (ii) as the result of the Fund and the Master Fund receiving additional capital contributions during periods when certain Portfolio Managers may no longer be accepting additional funds (for example, because of capacity restrictions). At times, the Master Fund might have to place some or all of any additional capital with new Portfolio Managers. The Fund's success may depend, therefore, not only on the Portfolio Managers the Advisor currently has selected for the Master Fund and its ability to allocate the Master Fund's assets successfully among those Portfolio Managers but also on the Advisor's ability to identify new Portfolio Managers.

FEES AND EXPENSES

         The Fund and the Master Fund's fees and expenses payable to the Advisor, and the compensation of the Portfolio Managers, results in two levels of fees and greater expenses than would be associated with direct investment. The Fund's expenses thus may constitute a higher percentage of net assets than expenses associated with other types of investment entities.

DISTRIBUTIONS TO MEMBERS AND PAYMENT OF TAX LIABILITY

         The Fund does not intend to make periodic distributions of net income or gains, if any, to Members. Whether or not distributions are made, each Member will be required each year to pay applicable U.S. Federal and state income taxes on his or her respective share of the taxable income of the Fund, and if insufficient distributions are made to pay such taxes, will have to pay such taxes from sources other than Fund distributions. The amount and times of any distributions will be determined in the sole discretion of the Directors.

         Investors will likely be required to request extensions of time to file their personal income tax returns. The Fund does not expect to be able to provide estimates of each Member's taxable income before the due date for filing extensions and paying estimated taxes. Members should consult their tax advisor concerning how such delayed reporting may affect them.

NO GUARANTEE OF SEMI-ANNUAL REPURCHASE OFFERS

         Although the Fund, at the discretion of the Board, will consider whether to make semi-annual repurchase offers of its outstanding Units at net asset value, Units are significantly less liquid than shares of funds that trade on a securities exchange. There is no guarantee that a Member will be able to sell all of the Units that such Member desires to sell in any particular offer. If a repurchase offer is oversubscribed by Members, the Fund will repurchase only a PRO RATA portion of the Units tendered by each Member. The potential for pro-ration may cause some investors to tender more Units for repurchase than they otherwise would wish to have repurchased. In addition, in extreme cases, the Fund may not be able to complete repurchases if the Master Fund is unable to repurchase a portion of the Fund's interest in the Master Fund due to the Master Fund's holding of illiquid investments.

POTENTIAL CONSEQUENCES OF SEMI-ANNUAL REPURCHASE OFFERS

         The Fund's repurchase offer policy may have the effect of decreasing the size of the Fund and thus the Master Fund over time from what they otherwise would have been. It may therefore force the Master Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to the Master Fund and cause its expense ratio to increase. In addition, because of the limited market for the Master Fund's private securities, the Master Fund may be forced to sell its publicly tradeable securities, if any, in order to meet cash requirements for repurchases. This may have the effect of substantially increasing the Master Fund's ratio of illiquid private securities to liquid investments for the remaining investors.

SPECIAL RISKS OF FUND OF FUNDS STRUCTURE

         The Portfolio Funds generally are not registered as investment companies under the 1940 Act and, therefore, the Fund and the Master Fund will not be able to avail themselves of the protections of the 1940 Act with respect to the Portfolio Funds. In addition, an investor is not entitled to participate in the management of the Master Fund or the conduct of its business.

         The Advisor will not be able to control or monitor the activities of the Portfolio Managers on a continuous basis. A Portfolio Manager may use investment strategies that differ from its past practices and are not fully disclosed to the Advisor, and that involve risks under some market conditions that are not anticipated by the Advisor. Some Portfolio Managers may have limited operating histories.

         An investor who meets the conditions imposed by the Portfolio Managers could invest directly with the Portfolio Managers, although in many cases access to these Portfolio Managers may be limited or unavailable. By investing in investment vehicles indirectly through the Fund and the Master Fund, the investor bears asset-based fees and performance-based allocations at the Portfolio Fund level and an additional asset-based management fee at the Fund level. In addition, the investor bears a proportionate share of the fees and expenses of the Fund and the Master Fund (including operating costs, distribution expenses and administrative fees) and, indirectly, similar expenses of the Portfolio Funds.

         Each Portfolio Manager will receive any performance-based allocations to which it is entitled irrespective of the performance of the other Portfolio Managers and the Master Fund generally. Accordingly, a Portfolio Manager with positive performance may receive compensation from the Master Fund, and thus indirectly from investors, even if the Fund's and the Master Fund's returns as a whole are negative.

         Investment decisions of the Portfolio Funds are made by the Portfolio Managers entirely independently of each other. As a result, at any particular time, one Portfolio Fund may be purchasing shares of an issuer whose shares are being sold by another Portfolio Fund. Consequently, the Master Fund could indirectly incur transaction costs without accomplishing any net investment result.

         The Master Fund may elect to hold non-voting securities in Portfolio Funds, or it may waive the right to vote in respect of a Portfolio Fund. In such cases, the Master Fund will not be able to vote on matters that require the approval of the limited partners of the Portfolio Fund, including a matter that could adversely affect the Fund's investment. The Master Fund does not intend to acquire a sufficient percentage of the economic interests in any Portfolio Fund not advised by a Sub-Advisor to cause the Master Fund to control the Portfolio Fund as a practical matter. Applicable securities and banking rules and interpretations may limit the percentage of voting or non-voting securities of any Portfolio Fund that may be held by the Master Fund.

         Since the Master Fund may make additional investments in the Portfolio Funds only at certain times pursuant to limitations set forth in the partnership agreements of the Portfolio Funds, the Master Fund may be required from time to time to invest a significant portion of the Master Fund's assets in money market securities or other liquid assets pending investment in Portfolio Funds.

         Each Portfolio Fund may be permitted to redeem its interests in-kind. Thus, upon the Master Fund's withdrawal of all or a portion of its interest in a Portfolio Fund, the Master Fund may receive securities that are illiquid or difficult to value. Irrespective of any receipt of such illiquid securities by the Master Fund, payment for repurchases of Units by the Fund shall be made in cash. Portfolio Funds may suspend redemptions or withdrawals under certain circumstances.

         For the Fund and the Master Fund to complete their tax reporting requirements, the Master Fund must receive information on a timely basis from the Portfolio Managers. A Portfolio Manager's delay in providing this information will delay the Fund's preparation of tax information to its investors, which may require investors in the Fund to seek extensions on the time to file their tax returns.

         A  non-corporate  investor's  share of the Fund's  investment  expenses
(including management and advisory fees at the Fund, the Master Fund and Portfolio Fund levels) may be subject to certain limitations on deductibility for regular U.S. Federal income tax purposes and may be completely disallowed for purposes of determining the non-corporate investor's alternative minimum tax liability.

         There may be other investors in the Master Fund. At present, only two other investors are contemplated for the Master Fund. These are two Feeder Funds for tax exempt investors, which will invest in the Master Fund through an offshore entity. However, it is possible that in the future other investors in the Master Fund could alone or collectively acquire sufficient voting interests in the Master Fund to control matters relating to the operation of the Master Fund, which could require the Fund to withdraw its investment in the Master Fund or take other action. Any such withdrawal could result in a distribution "in-kind" of portfolio securities (as opposed to a cash distribution) from the Master Fund to the Fund. If securities and other non-cash assets are distributed, the Fund could incur brokerage, tax, or other charges in converting those assets to cash. In addition, any such distribution in-kind could reduce the range of investments in the portfolio or adversely affect the liquidity of the Fund.

         The Fund and the Master Fund may agree to indemnify certain of the Portfolio Funds and Portfolio Managers from any liability, damage, cost or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of Units.


--------------------------------------------------------------------------------

                                  THE DIRECTORS

--------------------------------------------------------------------------------

         The rights and power to manage and control the business affairs of the Fund and the Master Fund are vested in the Board of the Fund and the Master Fund, respectively. Such powers include, without limitation, the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the business of the Fund and the Master Fund, as the case may be. The Directors exercise the same powers, authority and responsibilities on behalf of the Fund and the Master Fund as are customarily exercised by the directors of a registered investment company organized as a corporation.

         The Directors may contribute to the capital of the Fund and hold Units in the Fund. A majority of the Directors of the Fund are not "interested persons" (as defined in the 1940 Act) of the Fund or the Master Fund (collectively, the "INDEPENDENT DIRECTORS") and perform the same functions for the Fund and the Master Fund as are customarily exercised by the Independent
Directors of a registered investment company organized as a corporation. Similarly, a majority of the Master Fund's Board is comprised of persons who are not "interested persons" of the Master Fund.

         Brief biographical information regarding each Director, as well as each director's status as an Independent Director, is set forth below.

NON-INDEPENDENT DIRECTORS OF THE FUND AND THE MASTER FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                            POSITION(S)     TERM OF OFFICE                                FUND COMPLEX
     NAME, ADDRESS          HELD WITH       AND LENGTH OF        PRINCIPAL OCCUPATIONS      OVERSEEN        OTHER DIRECTORSHIPS
        AND AGE             REGISTRANT       TIME SERVED          DURING PAST 5 YEARS      BY DIRECTOR        HELD BY DIRECTOR
        -------             ----------       -----------          -------------------      -----------        ----------------
-----------------------------------------------------------------------------------------------------------------------------------
Dr. Burkhard Poschadel (58) Chairman and    Each Director        Vice Chairman, GAM             13          Dr. Poschadel is a
12 St. James's Place        Director        serves as such for   Holding AG, May 2004 to                    director of 13 GAM
London SWlA 1NX                             the term of the      present.  Group Chief                      Funds.
England                     Dr. Poschadel   Fund and the         Executive Officer, GAM
                            is NOT an       Master Fund unless   Limited, March 2000 to
                            Independent     sooner terminated    May 2004. Head of Human
                            Director        pursuant to the      Resources, UBS Private
                            because of      Limited Liability    Banking, 1998-2000.
                            his positions   Company Agreement.   Global Head of Research
                            with GAM                             and Portfolio
                            Group           Dr. Poschadel has    Management, UBS Private
                            companies.      served as a          Banking, 1994-1997.
                                            Director since the
                                            Fund's inception.
-----------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS OF THE FUND AND THE MASTER FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                            POSITION(S)     TERM OF OFFICE                                FUND COMPLEX
     NAME, ADDRESS          HELD WITH       AND LENGTH OF        PRINCIPAL OCCUPATIONS      OVERSEEN        OTHER DIRECTORSHIPS
        AND AGE             REGISTRANT       TIME SERVED          DURING PAST 5 YEARS      BY DIRECTOR        HELD BY DIRECTOR
        -------             ----------       -----------          -------------------      -----------        ----------------
-----------------------------------------------------------------------------------------------------------------------------------
George W. Landau (85)       Director        Each Director        Senior Advisor, Latin          13          Mr. Landau is Director,
2601 South Bayshore Drive                   serves as such for   America, The Coca Cola                     GAM Funds, Inc., 1994
Suite 1275                  Mr. Landau is   the term of the      Company, Atlanta, GA,                      to present; Director,
Coconut Grove, FL 33133     an              Fund and the         1988 to present.                           Emigrant Savings Bank,
                            Independent     Master Fund unless   Consultant, Council of                     New York, NY, 1987 to
                            Director.       sooner terminated    Advisors, Latin America,                   2003; Director, seven
                                            pursuant to the      Guardian Industries,                       Credit Suisse Asset
                                            relevant Limited     Auburn Hills, MI, 1992                     Management (CSAM)
                                            Liability Company    to present.                                funds, formerly known
                                            Agreement.                                                      as BEA Associates, New
                                                                                                            York, NY, 1989 to
                                            Mr. Landau has                                                  present. He is a
                                            served as a                                                     director of 13 GAM
                                            Director since the                                              Funds.
                                            Fund's inception.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                            POSITION(S)     TERM OF OFFICE                                FUND COMPLEX
     NAME, ADDRESS          HELD WITH       AND LENGTH OF        PRINCIPAL OCCUPATIONS      OVERSEEN        OTHER DIRECTORSHIPS
        AND AGE             REGISTRANT       TIME SERVED          DURING PAST 5 YEARS      BY DIRECTOR        HELD BY DIRECTOR
        -------             ----------       -----------          -------------------      -----------        ----------------
-----------------------------------------------------------------------------------------------------------------------------------
Robert J. McGuire (68)      Director        Each Director        Attorney/Consultant,           11          Mr. McGuire is
1085 Park Ave.                              serves as such for   Self-Employed, 1998 to                     Director, GAM Funds,
New York, NY 10128          Mr. McGuire     the term of the      present.                                   Inc., 1998 to present;
                            is an           Fund and the         Attorney/Consultant,                       Director, Emigrant
                            Independent     Master Fund unless   Morvillo, Abramowitz,                      Savings Bank, 1998 to
                            Director.       sooner terminated    Grand, Iason &                             2003; Director, one
                                            pursuant to the      Silberberg, P.C., 1998                     Credit Suisse Asset
                                            relevant Limited     to present.  President /                   Management (CSAM) fund,
                                            Liability Company    Chief Operating Officer,                   formerly known as BEA
                                            Agreement.           Kroll Associates,                          Associates, New York,
                                                                 1989-1997                                  NY, 1998 to present.
                                            Mr. McGuire has                                                 Director  (since 1984)
                                            served  as  a                                                   and  President (since
                                            Director   since  the                                           1997), Police Athletic
                                            Fund's  inception.                                              League. Director,
                                                                                                            Volunteers of Legal
                                                                                                            Services, 1995 to 2003.
                                                                                                            Director, Office of the
                                                                                                            Appellate Defender,
                                                                                                            1995 to 2003. Director,
                                                                                                            Six Flags, Inc., 2003
                                                                                                            to present.  Trustee,
                                                                                                            Iona College, 1996 to
                                                                                                            present.  Director,
                                                                                                            Trump Hotels & Casino
                                                                                                            Resorts, 2001 to
                                                                                                            present.  Director,
                                                                                                            Mutual of America
                                                                                                            Investment Corp., 2000
                                                                                                            to present.  He is a
                                                                                                            director of 11 GAM
                                                                                                            Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Roland Weiser (74)          Director        Each Director        Trustee, New Jersey            13          Mr. Weiser is Director,
86 Beekman Road                             serves as such for   Center for Visual Arts,                    GAM Funds, Inc., 1988
Summit, NJ  07901           Mr. Weiser is   the term of the      1999 to present.  Former                   to present; Director,
                            an              Fund and the         Senior Vice President,                     GAM Diversity and GAM
                            Independent     Master Fund unless   Schering-Plough                            Diversity II and Unimed
                            Director.       sooner terminated    International, 1978-1984.                  Pharmaceuticals, Inc.,
                                            pursuant to the                                                 1989-1999.  He is a
                                            relevant Limited                                                director of 13 GAM
                                            Liability Company                                               Funds.
                                            Agreement.

                                            Mr.  Weiser  has
                                            served as a Director
                                            since the Fund's
                                            inception.
-----------------------------------------------------------------------------------------------------------------------------------

         With respect to the Fund and the Master Fund, a Director's position in that capacity will terminate if such Director is removed, resigns or is subject to various disabling events such as death or incapacity. A Director may resign upon 90 days' prior written notice to the other Directors, and may be removed either by vote of two-thirds of the Directors not subject to the removal vote or vote of the Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members. In the event of any vacancy in the position of a Director, the remaining Directors may appoint an individual to serve as a Director, so long as immediately after such appointment at least two-thirds of the Directors then serving would have been elected by the Members. The Directors may call a meeting of Members to fill any vacancy in the position of a Director, and must do so within 60 days after any date on which Directors who were elected by the Members cease to constitute a majority of the Directors then serving. If no Director remains to manage the business of the Fund or the Master Fund, as the case may be, the Advisor may manage and control the Fund or the Master Fund, as the case may be, but must convene a meeting of Members within 60 days for the purpose of either electing new Directors or dissolving the Fund or the Master Fund, as the case may be.

         BOARD COMMITTEES. The Board has one standing committee - the Audit Committee. The purposes of the Audit Committee are to: (i) oversee the Fund's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Funds; (ii) oversee the Fund's financial statements and the independent audit thereof; (iii) select, evaluate and, where deemed appropriate, replace the Fund's auditors; (iv) evaluate the independence of the Fund's independent auditors; and (v) to report to the full Board on its activities and recommendations. The function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Funds' shareholders. Each member of the Audit Committee has a working knowledge of basic finance and accounting matters and is not an interested person of the Fund, as defined in the 1940 Act. The Audit Committee met three times during the past fiscal year and consists of the following
Directors: George Landau, Roland Weiser and Robert McGuire, who is the Chairman of the Committee.

         Brief biographical information regarding other executive officers of the Fund is set forth below.

Kevin J. Blanchfield (49)                  Managing   Director-Chief   Operating
Vice President and Treasurer               Officer and Treasurer,  GAM USA Inc.,
GAM USA Inc.                               GAM Investments Inc. and GAM Services
135 East 57th Street                       Inc.,  1993 to  present.  Senior Vice
New York, NY  10022                        President,         Finance        and
                                           Administration,  Lazard Freres & Co.,
                                           1991-1993.    Vice    President   and
                                           Treasurer,  GAM Avalon Funds, 2000 to
                                           Present.

Kenneth A. Dursht (42)                     General    Counsel   and    Corporate
Secretary                                  Secretary,    GAM   USA   Inc.,   GAM
GAM USA Inc.                               Investments  Inc.,  and GAM  Services
135 East 57th Street                       Inc., 2004 to present.  Secretary and
New York, NY  10022                        General Counsel, the funds comprising
                                           the  GAM   Avalon   Funds,   2004  to
                                           Present;  Attorney,   Skadden,  Arps,
                                           Slate,  Meagher & Flom  LLP,  1998 to
                                           2004.

Michael J. Bessel (42)                     Associate General Counsel,  Assistant
Chief Compliance Officer and               Secretary   and   Chief    Compliance
Assistant Secretary                        Officer,  GAM  USA,  GAM  Investments
GAM USA Inc.                               Inc., and GAM Services Inc.,  2002 to
135 East 57th Street                       present;   Assistant  Secretary,  the
New York, NY  10022                        funds   comprising   the  GAM  Avalon
                                           Funds,   2002   to   Present;    Vice
                                           President,  Compliance Officer, Black
                                           Rock Financial  Management Inc., 1999
                                           to 2002; Vice  President,  Compliance
                                           Officer, Refco Securities, Inc., 1997
                                           to 1999.

Teresa B. Riggin (45)                      Senior Vice President-Administration,
Assistant Secretary                        GAM USA, GAM Investments Inc. and GAM
GAM USA Inc.                               Services   Inc.,   1994  to  present.
135 East 57th Street                       Assistant   Secretary,   GAM   Avalon
New York, NY  10022                        Funds, 2000 to Present.

COMPENSATION OF DIRECTORS AND EXECUTIVE OFFICERS; OWNERSHIP OF SECURITIES BY DIRECTORS

         Each Independent Director receives annual compensation from the Fund and the Master Fund, as the case may be, of $__ per year plus $__ (in the aggregate for the Fund and the Master Fund and certain other investment funds advised by the Advisor) for each meeting of the Board attended ($__ in the case of telephonic meetings). Members of the Audit Committee receive $__ per year plus $__ per meeting ($__ in the case of telephonic meetings). Each Director is reimbursed by the Fund and the Master Fund for travel expenses incurred in connection with attendance at Board and committee meetings. The officers and interested Directors of the Fund and the Master Fund do not receive any compensation from the Fund or the Master Fund.

         The  name,   position(s)  and  information   related  to  the  expected
compensation of each of the Directors in the fiscal year ended March 31, 2005 are as follows.

                               COMPENSATION TABLE

                                                                                                 Total Compensation
                                Aggregate                                                        from the Fund, the
                            Compensation from    Pension or Retirement     Estimated Annual      Master Fund and the
    Name of Person,       each of the Fund and    Benefits Accrued as        Benefits upon        Fund Complex Paid
 Position with the Fund      the Master Fund     Part of Fund Expenses        Retirement             to Directors
 ----------------------      ----------------    ---------------------        ----------             ------------
Burkhard Poschadel                     $0                 N/A                     N/A               $0
Director & President

George W. Landau                   $3,400                 N/A                     N/A               $43,000 from
Director                                                                                            12 investment
                                                                                                    companies

Robert J. McGuire                  $3,400                 N/A                     N/A               $43,000 from
Director                                                                                            12 investment
                                                                                                    companies

Roland Weiser                      $3,400                 N/A                     N/A               $43,000 from
Director                                                                                            12 investment
                                                                                                    companies

         Set forth below are the aggregate holdings of the Directors in the Fund or in registered investment companies overseen by any Director that are within the same family of investment companies as the Fund as of December 31, 2004. There are no such holdings by Directors in the Master Fund.

                                                                         Aggregate Dollar Range of Equity Securities
                                                                            in All Registered Investment Companies
                                       Dollar Range of Equity                 Overseen by Director in Family of
      Name of Director             Securities in the Registrant(1)                   Investment Companies
      ----------------             ----------------------------                      --------------------
Burkhard Poschadel                                0                                           0

George W. Landau                                  0                                           0

Robert J. McGuire                                 0                                           0

Roland Weiser                                     0                                     over $100,000

(1) Officers and directors of the Fund do not hold any Units in the Fund or any interests in the Advisor or the Distributor as of December 31, 2004.

         Mr. Weiser has a managed account with the Advisor on which he paid fees to the Advisor in an amount less than $10,000 in 2004.


--------------------------------------------------------------------------------

                                   THE ADVISOR

--------------------------------------------------------------------------------

         The Advisor, with the assistance of the Investment Consultant, selects the Portfolio Managers and allocates the assets of the Fund and the Master Fund among them. The Advisor evaluates regularly each Portfolio Manager to determine whether its investment program is consistent with the investment objective of the Fund and the Master Fund and whether its investment performance is satisfactory. The Advisor may reallocate assets of the Fund and the Master Fund among the Portfolio Managers, terminate existing Portfolio Managers and select additional Portfolio Managers, subject to the condition that selection of a new Sub-Advisor requires approval of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, unless the Fund and the Master Fund receives an exemption from certain provisions of the 1940 Act. The Advisor performs its duties subject to any policies established by the Directors. The Advisor, which was formed as a Delaware corporation on October 25, 1989, is an indirect, wholly-owned subsidiary of UBS AG, a publicly-owned Swiss banking corporation, and is registered as an investment advisor under the Advisers Act.

         The offices of the Advisor are located at 135 East 57th Street, New York, New York 10022, and its telephone number is (212) 407-4600. As of December 31, 2004, no person was known by the Fund to own, of record or beneficially, 25% or more of the outstanding Units. A list of persons known by the Fund to own, of record or beneficially, 5% or more of the outstanding Units is set forth as Appendix C. The Advisor or its designee maintains the accounts, books and other documents of the Fund and the Master Fund required to be maintained under the 1940 Act at 135 East 57th Street, New York, New York 10022 or such other location as may be designated by the Fund.

         David Smith, Chief Investment Director of the Investment Consultant, is the head of the GAM Multi-Manager team and responsible for GAM's Global and European Multi-Manager investments, and is the portfolio manager for the investments of the Master Fund. Prior to joining GAM in April 1998, he was Head of Investment Research and Management at Buck Consultants. Mr. Smith joined Buck in 1992 from the actuarial investment consultancy division of a leading firm of consultants. Mr. Smith received a BA (Hons) in Economics and has associate qualifications from IIMR and The Securities Institute.

         Mr. Smith manages the following registered investment companies:

               The Fund and the Master Fund
               GAM Avalon Galahad, LLC
               GAM Avalon Multi-Strategy (TEI), LLC
               GAM Institutional Multi-Strategy, LLC

         At March 31, 2005, Mr. Smith did not manage any registered investment companies other than those set forth above.

         COMPENSATION. Mr. Smith receives a base salary, an incentive bonus opportunity and a benefits package. Portfolio manager compensation is reviewed and may be modified each year to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote Fund performance. Mr. Smith did not have direct or beneficial ownership of any investment in the Fund at February 28, 2005.

         Mr. Smith's compensation consists of the following:

         BASE SALARY. Mr. Smith is paid a base salary. In setting the base salary, the Investment Consultant's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

         ANNUAL BONUS. Mr. Smith is eligible to receive an annual cash bonus, which is determined based on a combination of a discretionary payment as well as an incentive pool. The incentive pool is calculated using a formula based on gross investment fees received on all portfolios under his management.

         DEFERRED   COMPENSATION.   Mr.   Smith   participates   in  a  deferred
compensation plan, which affords the tax benefits of deferring the receipt of a portion of cash compensation.

OTHER MANAGED ACCOUNTS (AT MARCH 31, 2005)

                                                                                            Total Assets in Accounts
                                                                Number of Accounts Where      Where Advisory Fee is
                           Number of       Total Assets in      Advisory Fee is Based on        Based on Account
      David Smith          Accounts           Accounts            Account Performance              Performance
      -----------          --------           --------            -------------------              -----------
Registered Investment          1            $[18,739,000]                  0                            0
Companies

Other Pooled                  29          $[15,177,243,000]                0                            0
Investment Vehicles

Other Accounts                 0                  0                        0                            0

POTENTIAL CONFLICTS OF INTEREST

         Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. Set forth below is a description of material conflicts of interest that may arise in connection with a portfolio manager who manages multiple funds and/or other accounts:

         o The management of multiple funds and/or other accounts may result in a portfolio manager devoting varying periods of time and attention to the management of each fund and/or other account. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund.

         o If the portfolio manager identifies an investment opportunity that may be suitable for more than one fund or other account, the Master Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts.

         o The appearance of a conflict of interest may arise where the Advisor has an incentive, such as a performance based management fee or other differing fee structure, which relates to the management of one fund or other account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

         o        The  portfolio  manager may be subject to all of the potential
                  conflicts   of  interest   discussed   under   "Conflicts   of
                  Interest--Allocation of Investment Opportunities."

         The Advisor and the Master Fund have adopted certain compliance policies and procedures that are designed to address these types of conflicts. However, there is no guarantee that such procedures will address each and every situation in which an actual or potential conflict may arise.

         The authority of the Advisor to serve or act as investment advisor, and be responsible for the day-to-day management of the Fund and the Master Fund, and payment of the Management Fee to the Advisor, as set forth in the Limited Liability Company Agreement of the Fund, was last approved by the vote of Members holding Units on October 25, 2000. Such approval by the vote of members of the Master Fund was obtained by vote of the Fund as sole holder of interests in the Master Fund, on ___________, 2005. The Board reviews information concerning the services of the Advisor and the Investment Consultant at each meeting of the Board. In addition, at least annually the Independent Directors review the services provided by the Advisor and the Investment Consultant in order to decide whether or not to continue their services. The Board last reviewed and approved the arrangements for the services of the Advisor and the Investment Consultant at meetings held on November 9 and December 14, 2004.

         Pursuant to the Limited Liability Company Agreement, the Advisor receives the Management Fee for its services. The table below sets forth information about the total fees paid by the Fund to the Advisor for the periods indicated.

             Fiscal Year Ended March 31,                         Management Fee
             ---------------------------                         --------------
                         2005                                   $______________
                         2004                                   _______________
                         2003                                   _______________

         In connection with the Board's consideration of the renewal of the services of the Advisor and the Investment Consultant, the Board received from the Advisor information regarding the financial condition of the Fund; the past investment performance of the Fund; the nature, quality and extent of the investment advisory services rendered by the Advisor and the Investment Consultant to the Fund; the other administrative services provided to the Fund by the Advisor and the Investment Consultant; the experience and qualifications of the Advisor, the Investment Consultant and their affiliates; their financial resources as part of the GAM Group; the qualifications and experience of their key advisory and administrative personnel; the processes utilized by the Advisor, the Investment Consultant and their affiliates in evaluating, selecting and monitoring Portfolio Managers and Portfolio Funds; the compensation payable by the Fund to the Advisor; the direct and indirect benefits to the Advisor and the Investment Consultant from their relationship with the Fund; and the profitability of the Advisor and the Investment Consultant.

         The Directors reviewed in detail a report prepared by Lipper Inc. comparing the investment performance, management fees and total expenses of the Fund with similar information for a peer group of 12 similar registered funds of hedge funds. The Directors noted that the universe of registered funds of hedge funds similar to the Fund is very limited, but that the information provided by the Lipper report demonstrated that the Management Fee paid by the Fund was in line with industry practice for registered funds of hedge funds. The Directors noted in particular that the Management Fee paid by the Fund is slightly higher than the average and median management fees charged by the peer group described in the Lipper report, but that expenses of the Fund other than management fees were lower than the median and average for the peer group, and that, unlike most of the other funds in the peer group that paid incentive based compensation, the Fund is not subject to a performance based fee or special profit allocation.

         The principal additional factors relating specifically to the Fund that the Independent Directors considered in deciding to continue the services of the Advisor and the Investment Consultant were the extensive experience of the GAM Group in managing hedge funds since 1984 and funds of hedge funds since 1989; the more than $23 billion in assets managed by the GAM Group invested in funds of hedge funds; the more than [13] years of experience of David Smith advising and managing with respect to hedge fund portfolios; the extensive experience of the members of the GAM Multi-Manager team; the capacity of the GAM Multi-Manager team to evaluate and monitor the performance of hedge funds; the database of approximately 4,000
hedge  funds   maintained  by  the  GAM  Multi  Manager  team;   the  additional
administrative services provided by the Advisor to the Fund, including fund accounting, financial and tax reporting to investors, investor relations, risk management, and assistance in meeting legal and regulatory requirements; and the absence of any soft dollar benefits to the Advisor or Investment Consultant as a result of their relationship with the Fund. The Independent Directors were represented by independent counsel who assisted them in their deliberations.

         The authority of the Advisor to act as investment advisor and manage the affairs of the Fund and the Master Fund will terminate under the following circumstances:

         1.       if revoked by (i) vote of a majority  (as  defined in the 1940
                  Act) of the outstanding voting securities of the Fund or Master Fund or (ii) the Directors, acting in accordance with the 1940 Act, in either case with 60 days' prior written notice to the Advisor;

         2. at the election of the Advisor, with 60 days' prior written notice to the Directors of the Fund and/or the Master Fund;

         3. if any period of 12 consecutive months shall conclude without the approval of the continuation of such authority by (i) the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund or Master Fund or
                  (ii) the Directors and, in either case, approval by a majority of the Independent Directors by vote cast at a meeting called for such purpose;

         4. to the extent required by the 1940 Act, upon the occurrence of any event in connection with the Advisor, its provision of investment advisory services to the Fund or the Master Fund, the Limited Liability Company Agreement or otherwise constituting an "assignment" within the meaning of the 1940 Act; or

         5. if the Advisor ceases to be the Advisor of the Fund or the Master Fund.

         The Advisor also may withdraw, or be removed by the Fund or the Master Fund, as Advisor. If the Advisor gives notice to the Fund and the Master Fund of its intention to withdraw, it will be required to remain as an Advisor for one year, or until such earlier date as a successor Advisor is approved by the Fund and the Master Fund, if, in the opinion of counsel to the Fund or the Master Fund, earlier withdrawal is likely to cause the Fund or the Master Fund to lose its partnership tax classification or as otherwise required by the 1940 Act. At the request of the Fund and the Master Fund, the Advisor will remain as an Advisor of the Fund or the Master Fund for a period of six months if the Fund and the Master Fund have terminated the authority of the Advisor to act as investment advisor and manage the affairs of the Fund and the Master Fund, unless a successor investment advisor to the Advisor is earlier approved by the Fund and the Master Fund. In addition, in the event that either the Fund or any such Feeder Fund fails to approve an amendment or change to the Limited Liability Company Agreement with the Advisor if the Master Fund has approved such amendment or change to such Limited Liability Company Agreement, the Fund or such Feeder Fund may be required to redeem its interest in the Master Fund.

--------------------------------------------------------------------------------

                            THE INVESTMENT CONSULTANT

--------------------------------------------------------------------------------

         GAM International Management Limited, a limited company organized under the laws of the United Kingdom, serves as the Investment Consultant to the Advisor in respect of the Fund and the Master Fund. The Investment Consultant assists the Advisor in identifying and performing due diligence on Portfolio Managers and Portfolio Funds, especially those located in Europe. The Advisor may also delegate to the Investment Consultant the authority to manage directly a portion of the assets of the Master Fund. The Investment Consultant is an affiliate of the Advisor and an indirect subsidiary of UBS AG, a publicly-owned Swiss banking corporation, and is registered as an investment advisor under the Advisers Act.

         The offices of the Investment  Consultant are located at 12 St. James's
Place,   London  SW1A  1NX,   United   Kingdom  and  its  telephone   number  is
011-44-20-7493-9990.

         The authority of the Investment Consultant to act as sub-advisor to the Advisor was most recently approved by the Directors of the Fund including each Independent Director, on November 9 and December 14, 2004. Such approval by the vote of Members holding Units was obtained on October 25, 2000. Such approval by the Directors of the Master Fund and by vote of members of the Master Fund was obtained by vote of the Fund as sole holder of voting interests of the Master Fund on ______________, 2005. The authority of the Investment Consultant to act as investment consultant to the Advisor will terminate under the following circumstances:

         1. if terminated by (i) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund or Master Fund or (ii) the Directors, acting in accordance with the 1940 Act, in either case with 60 days' prior written notice to the Advisor and Investment Consultant;

         2. at the election of the Investment Consultant, with 60 days' prior written notice to the Directors of the Fund and the Master Fund;

         3. if any period of 12 consecutive months shall conclude without the approval of the continuation of such authority by (i) the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund or Master Fund or
                  (ii) the Directors and, in either case, approval by a majority of the Independent Directors by vote cast at a meeting called for such purpose;

         4. to the extent required by the 1940 Act, upon the occurrence of any event constituting an "assignment" of the investment advisory agreement between the Advisor and the Fund or the Master Fund within the meaning of the 1940 Act; or

         5. if the Advisor ceases to be the Advisor of the Fund or the Master Fund or to provide investment advisory services to the Fund or the Master Fund.

VOTING

         Each Member of the Fund has the right to cast a number of votes based on the value of such Member's capital account at any meeting of Members called by the Directors or Members holding at least a majority of the total number of votes eligible to be cast by all Members. Members are entitled to vote on any matter on which shareholders of a registered investment company organized as a corporation would be entitled to vote, including selection of Directors, approval of the authority of the Advisor to act as investment advisor and manage the affairs of the Fund, and approval of the Fund's auditors. Except for the exercise of their voting privileges, Members are not entitled to participate in the management or control of the business of the Fund or the Master Fund, and may not act for or bind the Fund or the Master Fund. The Fund will be the sole initial Member of the Master Fund and will initially control the Master Fund.


--------------------------------------------------------------------------------

                              CONFLICTS OF INTEREST

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THE ADVISOR

         The Advisor and its affiliates manage the assets of registered investment companies, private investment funds and individual accounts (collectively, "GAM CLIENTS"). Neither the Fund nor the Master Fund has any interest in these activities. In addition, the Advisor, its affiliates, and their respective officers, directors or employees, may invest for their own accounts in various investment opportunities, including in investment partnerships, private investment companies or other investment vehicles. The Fund and the Master Fund will have no interest in these investments.

         The Advisor or its affiliates may determine that an investment opportunity in a particular investment vehicle is appropriate for a particular GAM Client or for itself or its officers, directors, partners, members or employees, but not for the Fund or the Master Fund.

         Situations may arise in which the Advisor, its affiliates or GAM Clients have made investments that would have been suitable for investment by the Fund or the Master Fund but, for various reasons, were not pursued by, or available to, the Fund or the Master Fund.

         The investment activities of the Advisor, its affiliates and any of their respective officers, directors or employees may disadvantage the Fund in certain situations, if, among other reasons, the investment activities limit the ability of the Fund or Master Fund to invest in an investment vehicle.

         The officers or employees of the Advisor are engaged in substantial activities other than on behalf of the Advisor and may have conflicts of interest in allocating their time and activity between the Advisor and GAM Clients. The Advisor and its officers and employees will devote so much of their time to the affairs of the Advisor as in their judgment is necessary and appropriate.

         GAM Services Inc. (the "DISTRIBUTOR") acts as the Distributor for the Fund, and bears its own costs associated with its activities as distributor. The Advisor and the Distributor intend to compensate securities dealers and other industry professionals acting as Selling Agents for the Fund for their ongoing servicing of clients with whom they have placed Units. Such compensation is based upon a formula that takes into account the amount of client assets being serviced.

         Affiliates of the Advisor, including, among others, UBS AG, UBS Securities LLC, UBS Financial Services Inc. and JC Bradford & Co., LLC, may provide brokerage and other services from time to time to one or more accounts or entities managed by the Portfolio Managers or their affiliates, including the Portfolio Funds.

         The Advisor, its affiliates or GAM Clients may have an interest in an account managed by, or enter into relationships with, a Portfolio Manager or its affiliates on terms different than an interest in the Fund. In addition, the Portfolio Managers may receive research products and services in connection with the brokerage services that affiliates of the Advisor may provide from time to time to one or more other managed accounts or to the Fund or the Master Fund.

ALLOCATION OF INVESTMENT OPPORTUNITIES

         The Advisor expects to employ an investment program for the Master Fund that is substantially similar to the investment program employed by it for certain other accounts managed by the Advisor ("Advisor Accounts"), including private investment partnerships that have an investment program that is substantially the same as the Master Fund's investment program. As a general matter, the Advisor will consider participation by the Master Fund in all appropriate investment opportunities (including, without limitation, investments in Portfolio Funds) that are under consideration for those other Advisor Accounts. There may be circumstances, however, under which the Advisor will cause one or more Advisor Accounts to commit a larger percentage of their respective assets to an investment opportunity than the percentage of assets to which the Advisor will commit the Master Fund. There also may be circumstances under which the Advisor will consider participation by the Advisor Accounts in investment opportunities in which the Advisor does not intend to invest on behalf of the Master Fund, or vice versa.

         The Advisor  will  evaluate  for the Master  Fund and for each  Advisor
Account a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Master Fund or the Advisor Account at a particular time, including, but not limited to, the following: (i) the nature of the investment opportunity taken in the context of the other investments at the time; (ii) the liquidity of the investment relative to the needs of the particular entity or account; (iii) the availability of the opportunity (I.E., size of obtainable position); (iv) the transaction costs involved; (v) the tax consequences of a particular investment opportunity; and (vi) the investment or regulatory limitations applicable to the particular entity or account. Because these considerations may differ for the Master Fund and the Advisor Accounts in the context of any particular investment opportunity, the investment activities of the Master Fund and the Advisor Accounts may differ from time to time. In addition, the fees and expenses of the Fund and the Master Fund may differ from those of the

Advisor Accounts. Accordingly, the future performance of Fund and the Advisor Accounts may vary.

         When the Advisor determines that it would be appropriate for the Master Fund and one or more Advisor Accounts to participate in an investment transaction in the same Portfolio Fund or other investment at the same time, it will attempt to aggregate, place and allocate orders on a basis that the Advisor believes to be fair and equitable, consistent with its responsibilities under applicable law. Decisions in this regard are necessarily subjective and there is no requirement that the Master Fund participate, or participate to the same extent as the Advisor Accounts, in all investments or trades. However, no participating entity or account will receive preferential treatment over any other, and the Advisor will take steps to ensure that no participating entity or account will be systematically disadvantaged by the aggregation, placement and allocation of orders and investments.

         Situations may occur, however, where the Master Fund could be disadvantaged because of the investment activities conducted by the Advisor for the Advisor Accounts. Such situations may be based on, among other things, the following: (i) legal restrictions or other limitations (including limitations imposed by Portfolio Managers with respect to Portfolio Funds) on the combined size of positions that may be taken for the Master Fund and the Advisor
Accounts, thereby limiting the size of the Master Fund's position or the availability of the investment opportunity; (ii) the difficulty of liquidating an investment for the Master Fund and the Advisor Accounts where the market cannot absorb the sale of the combined positions; and (iii) the determination that a particular investment is warranted only if hedged with an option or other instrument and there is a limited availability of such options or other instruments. In particular, the Master Fund may, under certain circumstances, be legally restricted from entering into a "joint transaction" (as defined in the 1940 Act) with the Advisor Accounts with respect to the securities of an issuer without first obtaining exemptive relief from the SEC.

         Each Portfolio Manager and its principals, officers, employees and affiliates may buy and sell securities or other investments for their own accounts, including, without limitations, investments in Portfolio Funds, and may have actual or potential conflicts of interest with respect to investments made on behalf of the Fund, the Master Fund or a Portfolio Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by principals, officers, employees and affiliates of the Portfolio Manager that are the same, different or made at a different time than positions taken for the Fund, the Master Fund or a Portfolio Fund.

         Except in accordance with applicable law, no Sub-Advisor is permitted to buy securities or other property from, or sell securities or other property to, the Fund, the Master Fund or a Portfolio Fund managed by the Sub-Advisor. Similar restrictions may not apply to Portfolio Funds which are not managed by Sub-Advisors. Future investment activities of the Portfolio Managers and their affiliates, principals, partners, directors, officers or employees may give rise to additional conflicts of interest.

CODE OF ETHICS

         The Advisor has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 of the U.S. Investment Advisers Act of 1940.

         The Code of Ethics adopted by the Advisor applies to it and certain of its affiliates, and has been adopted by the Fund, the Master Fund, Investment Consultant and Distributor. All employees of the Investment Consultant and the Advisor are prohibited from recommending securities transactions by the Fund without disclosing his or her interest, and are prohibited from disclosing current or anticipated portfolio transactions with respect to the Fund to anyone unless it is properly within his or her duties to do so. Employees who are also deemed investment personnel under the Code of Ethics, defined as any person who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by the Advisor, or whose functions relate to the making of any recommendations with respect to such purchases or sales, are also prohibited from participating in initial public offerings or private placements which present conflicts of interest with the Fund and engaging in any securities transaction for their own benefit or the benefit of others, including the Fund, while in possession of material, non-public information concerning such securities. All portfolio managers and investment related staff of the Investment Consultant and the Advisor are required to notify their local compliance officer in advance of any personal dealings in securities that they intend to carry out and are not permitted to deal personally in securities within seven working days (either in advance or retrospectively) of carrying out any transaction in the same security on behalf of the Fund(s) they manage.

         A copy of the Code of Ethics of each of the Fund, Master Fund, Advisor, Investment Consultant and Distributor can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Details on the operation of the Public Reference Room can be obtained by calling the SEC at (202) 942-8090. A copy of the Code of Ethics may also be obtained from the EDGAR Database on the SEC's website, www.sec.gov. A copy of the Code of Ethics may be obtained, after paying a duplicating fee, by electronic request to "publicinfo@sec.gov" or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

BROKERAGE ALLOCATION

         The Master Fund anticipates that many of its transactions will be effected directly with Portfolio Funds and that such transactions ordinarily will not be subject to brokerage commissions. In some instances, however, the Master Fund may incur expenses in connection with effecting its portfolio transactions, including the payment of brokerage commissions or fees payable to Portfolio Funds or parties acting on behalf of or at the direction of Portfolio Funds. Portfolio transaction orders may be directed to any broker, including, to the extent and in the manner permitted by applicable law, the Distributor or its affiliates, and other affiliates of the Fund.

         Each Portfolio Manager has complete discretion to select the brokers for the execution of its portfolio investment transactions. In selecting brokers, Portfolio Managers may consider a wide range of factors, including seeking to obtain the best price and execution for the transactions, taking into account factors such as price, size of order, difficulty of execution and operational facilities of a brokerage firm. A Portfolio Manager will not necessarily pay the lowest commission available on each transaction.

         A Portfolio Manager may place brokerage business with brokers that provide the Portfolio Manager and its affiliates with supplemental research, market and statistical information, including advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts as well as other services. The information and services received by the Portfolio Manager from brokers will be used in connection with the management of all accounts managed by each Portfolio Manager, and will not be used for the exclusive benefit of the Fund, the Master Fund or a Portfolio Fund.

         Each Portfolio Manager may execute portfolio brokerage transactions through its affiliates, affiliates of the Advisor, and one or more placement agents or their affiliates, in each case subject to compliance with the 1940 Act. The Advisor is an indirect wholly-owned subsidiary of UBS AG. Among UBS AG's direct and indirect affiliates and related persons are various broker-dealers that include subsidiaries in the United States, including, among others, UBS Securities LLC, UBS Financial Services Inc. and JC Bradford & Co., LLC, which are investment banks and broker-dealers, and UBS Warburg Futures Inc., a futures commission merchant and broker-dealer. Among UBS AG's direct and indirect affiliates and related persons are various foreign broker-dealers including UBS AG London.

         The Master Fund contemplates that, consistent with the policy of obtaining the best net result, any brokerage transactions of the Master Fund may be conducted through affiliates of the Advisor. The Board has adopted procedures in conformity with Section 17(e) of the 1940 Act to ensure that all brokerage commissions paid to affiliates are fair and reasonable. As discussed below, the Portfolio Funds may also conduct brokerage transactions through affiliates of the Advisor. Transactions for the Master Fund will not be effected on a principal basis with the Advisor, any of its affiliates, or other affiliates of the Fund or the Master Fund (unless, and in the manner, permitted under the 1940
Act). However, such entities may effect brokerage transactions for the Master Fund. These transactions would be effected in accordance with procedures adopted by the Master Fund pursuant to Section 17(e) of the 1940 Act and rules and regulations promulgated thereunder. Among other things, Section 17(e) and those procedures provide that, when acting as broker for the Master Fund in connection with the sale of securities to or by the Master Fund, the Advisor or their affiliates may receive compensation not exceeding: (i) the usual and customary broker's commission for transactions effected on a national securities exchange;
(ii) 2% of the sales price for secondary distributions of securities; and (iii) 1% of the sales price for other purchases or sales. Brokerage transactions effected by the Portfolio Funds with the Advisor or any of its affiliates will not be subject to the limitations imposed by Section 17(e) of the 1940 Act.

         The Master Fund (and the Fund,  as an  indirect  investor in the Master
Fund) will bear any commissions or spreads in connection with its portfolio transactions. In placing orders, it is the policy of the Master Fund to obtain the best results taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved, and other factors such as the broker-dealer's risk in positioning the securities involved. While the Advisor will generally seek reasonably competitive spreads or commissions, the Master Fund will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Master Fund. In assessing the best overall terms available for any transaction, the Advisor will consider factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid will be evaluated by the Advisor based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services. Transactions on U.S. stock exchanges and on some foreign stock exchanges involve the payment of negotiated brokerage commissions. On the great majority of foreign stock exchanges, however, commissions are fixed. No stated commission is generally applicable to securities traded in over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups.

         No brokerage commissions were paid by the Fund during the three fiscal years ended December 31, 2004, 2003 and 2002. Nor were any such commissions paid to any affiliated broker-dealer during such three year period.


--------------------------------------------------------------------------------

                             PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

         Appendix B contains performance information for the Fund from inception of the Fund on May 1, 2001 until December 31, 2004. Investors should not assume that past performance will be indicative of future performance.

         The performance information has not been verified by a third party and does not comply with the standards established by the Association of Investment Management and Research (AIMR).


--------------------------------------------------------------------------------

                                FEES AND EXPENSES

--------------------------------------------------------------------------------

         The Advisor provides certain management and administrative services to the Fund and the Master Fund, including, among other things, providing office space and other support services to the Fund and the Master Fund. In consideration for the services of the Advisor to the Fund and the Master Fund, the Fund pays the Advisor a monthly management fee at the annual rate of 2% of the Fund's net assets (the "MANAGEMENT FEE"). Net assets means the total value of all assets under management of the Fund, less all accrued debts, liabilities and obligations of the Fund, calculated before giving effect to any repurchases of Units. The Management Fee is computed based on the net assets of the Fund as of the end of business on the last business day of each month, and is due and payable in arrears within five business days after the end of the month. The Management Fee is charged in each fiscal period to the capital accounts of all Members in proportion to their capital accounts at the beginning of such fiscal period. The fees of the Advisor as investment advisor to the Master Fund are included in the fees payable by the Fund.

         The Advisor, and not the Fund or the Master Fund, is responsible for the fees of the Investment Consultant. A portion of the Management Fee may be paid to Selling Agents assisting in the sale of Units.

         The Administrator performs certain administrative, accounting and investor services for the Fund, the Master Fund and Portfolio Funds managed by Sub-Advisors, if any. In consideration for these services, the Fund pays the Administrator, subject to a minimum monthly fee, an annual fee of 0.075% of the Fund's first $250 million of average net assets, 0.055% of the Fund's next $250 million of average net assets and 0.035% of the value of such net assets in excess of $500 million. The Fund and the Master Fund also reimburse the Administrator for out-of-pocket expenses.

         PFPC Trust Company (the "CUSTODIAN") serves as the custodian for the Fund's assets and is compensated for those services at an annual rate of 0.01% of the Fund's average net assets subject to a minimum monthly fee.

         The Distributor or Selling Agents which it appoints, as the case may be, are entitled to receive a front-end sales charge in an amount up to 3% of the gross investment by each investor in the Fund, subject to a minimum sales charge of 1%. The specific amount of such sales charge is dependent upon the size of each individual investment, as set forth below:

                           up to $599,999            3%
                           $600,000 - $999,999       2%
                           $1,000,000 and over       1%

         Sales charges may be adjusted or waived at the sole discretion of the Distributor or Selling Agents, as the case may be, and are expected to be waived for employees of the Distributor and Selling Agents and certain related persons. The sales charge will be added to each prospective investor's subscription amount, and will not constitute part of a Member's capital contribution to the Fund or part of the assets of the Fund or the Master Fund.

         The Fund, the Master Fund, the Advisor and the Distributor will indemnify, to the extent permitted by law, each Selling Agent against any liability and expense to which it may be liable in connection with the offering of Units in the absence of the Selling Agent's willful misfeasance, bad faith or gross negligence.

         The Fund bears all expenses incurred in its business and the business of the Master Fund other than those specifically required to be borne by the Advisor. Expenses to be borne by the Fund include, but are not limited to, the following:

         o all costs and expenses directly related to portfolio transactions and positions for the account of the Fund and the Master Fund, including, but not limited to, brokerage commissions, research fees, interest and commitment fees on loans and debit balances, borrowing charges on securities sold short, dividends on securities sold short but not yet purchased, custodial fees, margin fees, transfer taxes and premiums, taxes withheld on foreign dividends and indirect expenses from investments in investment funds;

         o all costs and expenses associated with the organization and registration of the Fund and the Master Fund, certain offering costs and the costs of compliance with any applicable U.S. Federal or state laws;

         o all costs and expenses associated with the organization of Portfolio Funds managed by Sub-Advisors, if any, and with the selection of Portfolio Managers, including due diligence and travel-related expenses;

         o the costs and expenses of holding any meetings of any Members that are regularly scheduled, permitted or required to be held under the terms of the Limited Liability Company Agreement of the Fund and the Master Fund, the 1940 Act or other applicable law;

         o fees and disbursements of any attorneys, accountants, auditors and other consultants and professionals engaged on behalf of the Fund and the Master Fund;

         o        the  fees  of   custodians   and   other   persons   providing
                  administrative services to the Fund and the Master Fund;

         o the costs of a fidelity bond and any liability insurance obtained on behalf of the Fund and the Master Fund, the Advisor or the Directors of the Fund;

         o all costs and expenses of preparing, setting in type, printing and distributing reports and other communications to Members;

         o all expenses of computing the net asset value of the Fund and the Master Fund, including any equipment or services obtained for the purpose of valuing the investment portfolio;

         o all charges for equipment or services used for communications between the Fund, the Master Fund and any custodian, or other agent engaged by the Fund or the Master Fund; and

         o such other types of expenses as may be approved from time to time by the Directors of the Fund and the Master Fund other than those required to be borne by the Advisor.

         The Advisor is reimbursed by the Fund for any of the above expenses that it pays on behalf of the Fund and the Master Fund.

         The initial public offering expenses of the Fund are estimated at $________. The Fund also bears certain on-going offering costs associated with any periodic offers of Units. Organizational costs incurred to establish the Fund and the Master Fund are expensed as incurred for financial reporting purposes. Offering costs are amortized over the next 12 months of operations of the Fund and the Master Fund. Offering costs cannot be deducted for tax purposes by the Fund or the Master Fund or its Members.

         Each Portfolio Fund bears all expenses incurred in its business, which are similar to those expenses incurred by the Fund. The Portfolio Managers generally charge an asset-based fee to, and receive performance-based fees or allocations from, the Portfolio Funds, which effectively reduce total distributions from the Portfolio Funds to the Master Fund.


--------------------------------------------------------------------------------

                        CAPITAL ACCOUNTS AND ALLOCATIONS

--------------------------------------------------------------------------------

CAPITAL ACCOUNTS

         The Fund maintains a separate capital account for each Member, which has an opening balance equal to such Member's initial contribution to the capital of the Fund. Each Member's capital account is increased by the sum of the amount of cash and, in the sole discretion of the Advisor, the value of any securities constituting additional contributions by such Member to the capital of the Fund, plus any amounts credited to such Member's capital account as described below. Similarly, each Member's capital account is reduced by the sum of the amount of any repurchase by the Fund of the Units of such Member, plus the amount of any distributions to such Member which are not reinvested, plus any amounts debited against such Member's capital account as described below. To the extent that any debit would reduce the balance of the capital account of any Member below zero, that portion of any such debit is instead allocated to the capital account of the Advisor; any subsequent credits that would otherwise be allocable to the capital account of any such Member are instead allocated to the capital account of the Advisor in such amounts as are necessary to offset all previous debits attributable to such Member.

         Capital accounts of Members are adjusted as of the close of business on the last day of each fiscal period. Fiscal periods begin on the day after the last day of the preceding fiscal period and end at the close of business on (i) the last day of the fiscal year of the Fund, (ii) the day preceding the date as of which a contribution to the capital of the Fund is made, (iii) the day as of which the Fund repurchases any Unit of any Member or (iv) the day as of which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective fund percentages. A fund percentage is determined for each Member as of the start of each fiscal period by dividing the balance of such Member's capital account as of the commencement of such period by the sum of the balances of all capital accounts of all Members as of such date.

ALLOCATION OF NET PROFITS AND NET LOSSES

         Net profits or net losses of the Fund for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members of the Fund as of the last day of each fiscal period in accordance with Members' respective Fund percentages for such fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Fund, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses during a fiscal period, before giving effect to any repurchases by the Fund of Units.

         Allocations for U.S. Federal income tax purposes generally are made among the Members so as to reflect equitably amounts credited or debited to each Member's capital account for the current and prior fiscal years.

ALLOCATION OF WITHHOLDING TAXES

         Withholding taxes or other tax obligations incurred by the Fund or the Master Fund which are attributable to any Member are debited against the capital account of such Member as of the close of the fiscal period during which the Fund or the Master Fund paid such obligation, and any amounts then or thereafter distributable to such Member are reduced by the amount of such taxes. If the amount of such taxes is greater than any such distributable amounts, then the Member is required to pay to the Fund as a contribution to the capital of the Fund, upon demand of the Fund, the amount of such excess.

NET ASSET VALUATION

         The net asset value of the Fund and of the Units are determined by or at the direction of the Directors of the Fund as of the close of business at the end of any fiscal period in accordance with U.S. generally accepted accounting principles and the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The net asset value of the Fund equals the value of the assets of the Fund (including the Fund's proportionate share of the assets held by the Master Fund), less all associated liabilities, including accrued fees and expenses. The net asset value per Unit equals the net asset value of the Fund divided by the number of outstanding Units. The net asset value of the Master Fund is determined at the same time and in the same manner by or at the direction of the Directors of the Master Fund.

         The Directors have approved procedures pursuant to which the Fund and the Master Fund will value the Master Fund's investments in Portfolio Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies. As a general matter, the fair value of the Master Fund's interest in a Portfolio Fund will ordinarily represent the amount that the Master Fund could reasonably expect to receive from a Portfolio Fund if the Master Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund and the Master Fund believes to be reliable. In the event that a Portfolio Fund does not report a month-end value to the Master Fund on a timely basis, the Fund and the Master Fund would determine the fair value of such Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio. Although the Fund and the Master Fund will from time to time use values reported by Portfolio Managers as "estimated" or "final," the Fund and the Master Fund will not use any "estimated" or "final" value if it believes that such value does not reasonably reflect market values of underlying securities for which market quotations are available or fair value of other underlying securities as of the relevant valuation date.

         Prior to investing in any Portfolio Fund, the Advisor will conduct a due diligence review of the valuation methodology utilized by the Portfolio Fund, which as a general matter will utilize market values when available, and otherwise utilize principles of fair value that the Advisor reasonably believes to be consistent with those used by the Fund and the Master Fund for valuing their own investments. Although the procedures approved by the Directors provide that the Advisor will review the valuations provided by the Portfolio Managers, neither the Advisor nor the Directors will be able to confirm independently the accuracy of valuations provided by such Portfolio Managers (which are unaudited).

         The valuation procedures of the Fund and the Master Fund require the Advisor to consider all relevant information available at the time the Fund and the Master Fund value their portfolios. The Advisor and/or the Directors will consider all such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Master Fund's interests in the Portfolio Fund. Although redemptions of interests in Portfolio Funds are subject to advance notice requirements, Portfolio Funds will typically make available net asset value information to holders which represent the price at which, even in the absence of redemption activity, the Portfolio Fund would have effected a redemption if any such requests had been timely made or if, in accordance with the terms of the Portfolio Fund's governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Directors, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Fund and the Master Fund would consider whether it was appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. In accordance with generally accepted accounting principles and industry practice, the Fund and the Master Fund may not always apply a discount in cases where there was no contemporaneous redemption activity in a particular Portfolio Fund. In other cases, such as when a Portfolio Fund imposes extraordinary restrictions on redemptions, or when there have been no recent transactions in Portfolio Fund interests, the Fund and the Master Fund may determine that it was appropriate to apply a discount to the net asset value of the Portfolio Fund. Any such decision would be made in good faith, and subject to the review and supervision of the Directors.

         The valuations reported by the Portfolio Managers, upon which the Fund calculates its month-end net asset value and net asset value per Unit, may be subject to later adjustment, based on information reasonably available at that time. For example, fiscal year-end net asset value calculations of the Portfolio Funds are audited by the Portfolio Funds' independent auditors and may be revised as a result of such audits. Other adjustments may occur from time to time. Such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund and the Master Fund at the time they occur, because they relate to information available only at the time of the adjustment or revision, will not affect the amount of the repurchase proceeds of the Fund received by Members who had their Units repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Portfolio Managers or revisions to net asset value of a Portfolio Fund adversely affect the Fund's net asset value, the outstanding Units will be adversely affected by prior repurchases to the benefit of Members who had their Units repurchased at a net asset value per Unit higher than the adjusted amount. Conversely, any increases in the net asset value per Unit resulting from such subsequently adjusted valuations will be entirely for the benefit of the outstanding Units and to the detriment of Members who previously had their Units repurchased at a net asset value per Unit lower than the adjusted amount. The same principles apply to the purchase of Units. New Members may be affected in a similar way.

         The procedures approved by the Directors provide that, where deemed appropriate by the Advisor and consistent with the 1940 Act, investments in Portfolio Funds may be valued at cost. Cost would be used only when cost is determined to best approximate the fair value of the particular security under consideration. For example, cost may not be appropriate when the Fund or the Master Fund is aware of sales of similar securities to third parties at materially different prices or in other circumstances where cost may not approximate fair value (which could include situations where there are no sales to third parties). In such a situation, the investment will be revalued in a manner that the Advisor, in accordance with procedures approved by the Directors, determines in good faith best reflects approximate market value. The Directors of the Fund and the Master Fund will be responsible for ensuring that the valuation policies utilized by the Advisor are fair to the Fund and the Master Fund and consistent with applicable regulatory guidelines.

         To the extent Sub-Advisors are engaged to manage the assets of the Fund or the Master Fund, or in the event the Fund or the Master Fund were, for any reason, to invest in securities or other instruments directly, the Fund and the Master Fund will generally value the portfolio securities held by the Portfolio Funds managed by the Sub-Advisors, or such other securities or instruments, as described below:

         Domestic exchange traded securities and securities included in The Nasdaq National Market System are valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities held short, as reported by such exchange. Other securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities held short, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold. In such circumstances, the Advisor and/or the Directors will reevaluate its fair value methodology to determine, what, if any, adjustments should be made to the methodology.

         Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Directors monitor periodically the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value of the Fund and the Master Fund is determined. When such events materially affect the values of securities held by the Fund and the Master Fund or their liabilities, such securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         Prospective investors should be aware that situations involving uncertainties as to the valuation of portfolio positions could have an adverse effect on the Fund's net assets if the judgments of the Directors or Portfolio Managers regarding appropriate valuations should prove incorrect. Also,
Portfolio Managers may only provide determinations of the net asset value of Portfolio Funds on a weekly or monthly basis, in which event it may not be possible to determine the net asset value of the Fund and the Master Fund more frequently.

LEGAL PROCEEDINGS

         There is no material litigation to which the Fund, the Advisor or the Distributor is a party other than routine litigation arising in the ordinary course of business which the Fund believes would not have any material adverse affect on the business or operations of the Fund or the Master Fund.

--------------------------------------------------------------------------------

                             SUBSCRIPTION FOR UNITS

--------------------------------------------------------------------------------

SUBSCRIPTION TERMS

         Subscriptions for Units may be accepted from Eligible Investors (as described below) at such times as the Board may determine on the terms set forth below. Subscriptions for Units may be submitted to the Distributor or a Selling Agent. The Fund may, in the discretion of the Board, suspend the offering of Units at any time or permit subscriptions on a more frequent basis. The Fund reserves the right to reject any subscription for Units.

         Each Unit represents a capital commitment in an amount equal to the net asset value per Unit. Generally, the minimum required initial contribution to the capital of the Fund from each investor is $50,000. The minimum required subsequent capital contribution is $5,000. Certain Selling Agents may establish higher minimum initial and additional investment levels. For employees or directors of the Advisor and its affiliates, and members of their immediate families, and, in the sole discretion of the Board, other investors, the minimum required initial contribution to the capital of the Fund is $25,000. The Fund may vary the investment minimums from time to time.

         The following table shows the amount of Units outstanding, at March 31, 2005.

             (1)                            (2)                          (3)                         (4)
                                                                                              Amount Outstanding
                                                              Amount Held by Registrant       Exclusive of Amount
        Title of Class               Amount Authorized           or for its Account              Shown Under (3)
        --------------               -----------------           ------------------              ---------------
Limited Liability Company                Unlimited                      None                         None
Interests


         Appendix C sets forth the name and address of all holders, if any, of 5% or greater of the outstanding Units as of January 31, 2005.

         The maximum size of the Fund is not limited.

         Except as otherwise permitted by the Fund, initial and any additional contributions to the capital of the Fund by any Member will be payable in cash, and all contributions must be transmitted, through the Distributor or a Selling Agent or directly to the Fund, by such time and in such manner as is specified in the subscription documents of the Fund. Initial and additional contributions to the capital of the Fund will be payable in one installment and will be due prior to the proposed acceptance of the contribution. During the continuous offering after the initial closing, all initial and additional contributions to the Fund must be received and cleared prior to the subscription date, generally the first business day of the following month. Generally, Selling Agents will wire monies to the Distributor or its authorized agent on the last business day of the month. In order to subscribe, investors must have the requisite amount of funds available in their accounts with their respective Selling Agent on the last business day of the month. If an investor's funds are not so available, the investor's subscription for Units will not be accepted for the current subscription date.

         Each new Member will be obligated to agree to be bound by all of the terms of the Limited Liability Company Agreement.

         The Fund reserves the right to request such additional information to confirm the identity of each Member as may be required to ensure the Fund's compliance with applicable anti-money laundering laws, regulations and orders in effect from time to time. The Fund or the Advisor may be required to release or share information provided by a Member or about a Member to relevant regulatory or police authorities.

ELIGIBLE INVESTORS

         Each prospective investor will be required to certify that such investor, as well as each of the investor's equity owners under certain circumstances, (i) immediately after the time of subscription, has at least $750,000 under the discretionary investment management of the Advisor and its affiliates, (ii) at the time of subscription, has a net worth of more than $1.5 million, or (iii) at the time of subscription, is a "qualified purchaser" as defined in Section 2(a)(51)(A) of the 1940 Act (a "QUALIFIED PURCHASER"). Existing Members who subscribe for additional Units and transferees of Units may be required to represent that they meet the foregoing eligibility criteria at the time of the additional subscription. The Fund does not accept subscriptions from or for the benefit of charitable remainder trusts. The relevant investor qualifications will be set forth in a subscription agreement to be provided to prospective investors, which must be completed by each prospective investor.

SUBSCRIPTION PROCEDURE

         Prospective investors may subscribe for Units by completing, executing and delivering to (i) their financial advisor at the relevant Selling Agent or
(ii) the Advisor, c/o PFPC Inc., ATTN: Investor Services/GAM MS #F103-01-E, 103 Bellevue Parkway, Wilmington, Delaware 19809, Facsimile: (302) 791-1713, the following:

         1. The Subscription Agreement, by which the prospective investor subscribes to purchase Units;

         2. The Member signature page (in the form contained in the Subscription Agreement) by which the prospective investor will execute and agree to be bound by the terms of the Limited Liability Company Agreement; and

         3. Payment of the subscription amount (i) through their account at the Distributor or the relevant Selling Agent or (ii) by check or wire transfer payable to the account of and in the name of the Fund. PLEASE SEE THE SUBSCRIPTION AGREEMENT FOR DETAILS REGARDING WIRE INSTRUCTIONS AND CHECK WRITING INSTRUCTIONS.

         No initial subscription for Units will be accepted by the Board until a validly executed suitability form is on file with the Fund and the Fund is in receipt of cleared funds. The Board reserves the right to reject any subscription in its absolute and sole discretion. Funds not received and cleared prior to the subscription date cannot be invested until the following subscription date.


--------------------------------------------------------------------------------

                       REPURCHASES AND TRANSFERS OF UNITS

--------------------------------------------------------------------------------

NO RIGHT OF REDEMPTION

         No Member or other person holding Units has the right to require the Fund to redeem a Unit. No liquid market exists for the Units, and none is expected to develop. The Units generally are not transferable. The Fund will not recognize any purported transfer of any Unit except in the limited circumstances described below. Consequently, investors will not be able to liquidate their investment other than as a result of repurchases of Units by the Fund, as described below.

REPURCHASES OF UNITS

         The Directors of the Fund, from time to time and in their complete and exclusive discretion, may determine to cause the Fund to repurchase Units from Members, including the Advisor, pursuant to written tenders by Members on such terms and conditions as the Directors may determine. In determining whether the Fund should repurchase Units from Members pursuant to written tenders, the Directors will consider the recommendation of the Advisor. The Advisor expects that it will generally recommend to the Directors that the Fund offer to repurchase Units from Members two times each year, on the last day of June and December, but may recommend additional repurchases from time to time, although there can be no assurance it will do so. The Directors also will consider the following factors, among others, in making such determination:

         o whether any Members have requested to tender Units to the Fund;

         o        the liquidity of the assets of the Fund and the Master Fund;

         o the investment plans and working capital requirements of the Fund and the Master Fund;

         o the relative economies of scale with respect to the size of the Fund;

         o        the history of the Fund in repurchasing Units;

         o        the condition of the securities markets; and

         o the anticipated tax consequences of any proposed repurchases of Units.

         The Fund's assets consist primarily of its interest in the Master Fund. Therefore, in order to finance the repurchase of Units pursuant to the repurchase offers, the Fund may find it necessary to liquidate all or a portion of its interest in the Master Fund. Because interests in the

Master Fund may not be transferred, the Fund may withdraw a portion of its interest in the Master Fund only pursuant to repurchase offers by the Master Fund. The Fund will not conduct a repurchase offer for Units unless the Master Fund simultaneously conducts a repurchase offer for Master Fund interests. The Master Fund's Board expects that the Master Fund will conduct repurchase offers on a semi-annual basis in order to permit the Fund to meet its obligations under its repurchase offers. However, there can be no assurance that the Master Fund's Board will, in fact, decide to undertake such a repurchase offer. The Fund cannot make a repurchase offer larger than a repurchase offer made by the Master Fund. The Master Fund will make repurchase offers, if any, to all of its investors, including the Fund, on the same terms, which practice may affect the size of the Master Fund's offers. Subject to the Master Fund's investment restriction with respect to borrowings, the Master Fund may borrow money or issue debt obligations to finance its repurchase obligations under any such repurchase offer.

         The Directors will determine that the Fund repurchase Units from Members pursuant to written tenders only on terms they determine to be fair to the Fund and to all Members or persons holding Units acquired from Members. When the Directors determine that the Fund will repurchase Units, notice will be provided to each Member of the Fund describing the terms of the offer, and containing information Members should consider in deciding whether and how to participate in such repurchase opportunity. Such notice will be provided to Members of the Fund not less than 20 business days prior to the date on which
Members must accept such offer (the "expiration date"). Members wishing to accept such offer will be required to accept such offer not less than 30 days prior to the date of such repurchase (the "REPURCHASE DATE"). Thus, it is expected that the Fund will provide notice of such offer to Members approximately 60 days prior to the repurchase date. After the expiration date, Members can neither tender nor withdraw a tender. The net asset value of the Fund and the Master Fund will be determined as of the repurchase date.

         The Limited Liability Company Agreement provides that the Fund shall be dissolved if the Units of any Member that has submitted a written request to tender all of the Units held by such Member for repurchase by the Fund has not been repurchased within a period of two years of such request.

         Repurchases of Units from Members by the Fund may be made, in the discretion of the Board, in part or in whole for cash or for securities of equivalent value, and will be effective after receipt by the Fund of all eligible written tenders of Units from Members. The amount due to any Member whose Units are repurchased will be equal to the value of the Member's capital account or portion thereof based on the net asset value of the Fund's assets as of the repurchase date, after giving effect to all allocations to be made to the Member's capital account as of such date. Payment of the purchase price pursuant to a tender of Units will consist of, first, cash and/or securities traded on an established securities exchange (the "CASH PAYMENT"), valued at net asset value in accordance with the Limited Liability Company Agreement and distributed to tendering Members on a PRO RATA basis, in an aggregate amount equal to at least 90% of the estimated unaudited net asset value of the Units tendered, determined as of the repurchase date. Payment of the Cash Payment will be made within five business days after the repurchase date. Generally, payment pursuant to such a tender also will consist of a promissory note that bears no interest, is not transferable and entitles the holder thereof to a contingent payment equal to the difference of (a) the net asset value of the Units tendered over (b) the cash payment. The promissory note will also be delivered to the tendering Member promptly after the repurchase date, will be payable in cash, and will generally be payable within 30 days after the repurchase date (but may be delayed longer, although in no event shall such note be payable later than immediately following the conclusion of the Fund's annual audit). Under these procedures, Members will have to decide whether to tender their Units for repurchase without the benefit of having current information regarding the value of Units as of a date proximate to the Repurchase Date.

         The   repurchase  of  Units  by  the  Fund  is  subject  to  regulatory requirements imposed by the SEC. The Fund believes that the repurchase procedures described above comply with such requirements; however, in the event that modification of these procedures is required, the Board of Directors of the Fund will adopt revised repurchase procedures as necessary in order to ensure the Fund's compliance with applicable regulations.

         The Fund does not impose any charges on a repurchase of Units, although it may allocate to tendering Members withdrawal or similar charges indirectly imposed through the Master Fund by Portfolio Funds that are not advised by a Sub-Advisor if the Board determined to withdraw from the Portfolio Fund as a result of a tender and such a charge was imposed on the Master Fund.

         The Master Fund intends to maintain daily a segregated account containing permissible liquid assets in an amount equal to the aggregate amount of the notes payable to former Members. Payment for repurchased Units may require the Master Fund to liquidate portfolio holdings earlier than the Master Fund otherwise would liquidate such holdings, potentially resulting in losses, and may increase the portfolio turnover of the Master Fund. The Boards of the Fund and the Master Fund intend to take measures to attempt to avoid or minimize such potential losses and turnover.

         The Fund may repurchase Units of a Member or any person acquiring Units from or through a Member if:

         o such Units have been transferred or such Units have vested in any person by operation of law as the result of the death, dissolution, bankruptcy or incompetency of a Member;

         o ownership of such Units by a Member or other person will cause the Fund to be in violation of, or require registration of any Unit under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

         o continued ownership of such Units may be harmful or injurious to the business or reputation of the Fund or the Advisor, or may subject the Fund or any Members to an undue risk of adverse tax or other fiscal consequences;

         o any of the representations and warranties made by a Member in connection with the acquisition of Units was not true when made or has ceased to be true; or

         o it would be in the best interests of the Fund for the Fund to repurchase such an interest.

TRANSFERS OF UNITS

         No person may become a substituted Member without the written consent of the Board, which consent may be withheld for any reason in the Board's sole and absolute discretion. Units may be transferred only (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member or (ii) with the written consent of the Board, which may be withheld in its absolute and sole and absolute discretion and is expected to be granted, if at all, only under extenuating circumstances, in connection with a transfer to a family trust or other entity that does not result in a change of beneficial ownership. The Board of the Fund may permit other pledges, transfers or assignments under such other circumstances and conditions as it, in its absolute and sole discretion, deems appropriate; provided, however, that prior to any such pledge, transfer or assignment, the Fund shall consult with counsel to ensure that such pledge, transfer or assignment will not cause the Fund to be treated as a "publicly traded partnership" taxable as a corporation. Notice to the Board of any proposed transfer must include evidence satisfactory to the Board that the proposed transfer is exempt from registration under the 1933 Act, that the proposed transferee meets any requirements imposed by the Fund with respect to investor eligibility and suitability, including the requirement that any investor, or investor's equity owners in certain circumstances, (i) immediately after the time of subscription, has at least $750,000 under the discretionary investment management of the Advisor and its affiliates, (ii) at the time of subscription, has a net worth of more than $1.5 million, or (iii) at the time of subscription, is a Qualified Purchaser, and must be accompanied by a properly completed subscription agreement. In addition to the foregoing, no Member will be permitted to transfer any Units unless after such transfer the balance of the capital account of the transferee, and any Member transferring less than its entire number of Units, is at least equal to the amount of the Member's initial capital contribution.

         Any transferee meeting the eligibility requirements that acquires Units by operation of law as the result of the death, dissolution, bankruptcy or incompetency of a Member or otherwise, will be entitled to the allocations and distributions allocable to the Units so acquired and to transfer such Units in accordance with the terms of the Limited Liability Company Agreement, but will not be entitled to the other rights of a Member unless and until such transferee becomes a substituted Member as provided in the Limited Liability Company Agreement. If a Member transfers Units with the approval of the Board, under the policies established by the Directors, the Board will promptly take all necessary actions to admit such transferee or successor to the Fund as a Member. Each Member and transferee is required to pay all expenses, including attorneys' and accountants' fees, incurred by the Fund in connection with such transfer. If such a transferee does not meet the investor eligibility requirements, the Fund reserves the right to redeem its Units.

         By subscribing for Units, each Member has agreed to indemnify and hold harmless the Fund, its Directors, the Advisor, each other Member of the Fund, the Distributor, the Master Fund, its Directors and any affiliate of the foregoing against all losses, claims, damages, liabilities, costs and expenses, including legal or other expenses incurred in investigating or defending against any such losses, claims, damages, liabilities, costs and expenses or any judgments, fines and amounts paid in settlement, joint or several, to which such persons may become subject by reason of or arising from any transfer made by such Member in violation of these provisions or any misrepresentation made by such Member in connection with any such transfer.

         The Advisor may not transfer its interest as an Advisor, except to a person who has agreed to be bound by all of the terms of the Limited Liability Company Agreement and pursuant to applicable law.


--------------------------------------------------------------------------------

                            DISTRIBUTION ARRANGEMENTS

--------------------------------------------------------------------------------

GENERAL

         The Distributor acts as the distributor of Units on a best efforts basis, subject to various conditions, pursuant to the terms of a Distributor's Agreement entered into with the Fund. Units may be purchased through the Distributor or through brokers or dealers that have entered into selling agreements with the Distributor. The Fund is not obligated to sell to a broker or dealer any Units that have not been placed with Eligible Investors that meet all applicable requirements to invest in the Fund. The Distributor maintains its principal office at 135 East 57th Street, New York, New York 10022. The Distributor is an affiliate of the Advisor.

         The initial delivery of Units is expected to be on or about _____________, 2005. Units will be offered and may be purchased on a monthly basis or at such other times as may be determined by the Board. Neither the Distributor nor any other broker or dealer is obligated to buy from the Fund any of the Units. The Distributor does not intend to make a market in Units. To the extent consistent with applicable law, the Fund has agreed to indemnify the Distributor and its affiliates and brokers and their affiliates that have entered into selling agreements with the Distributor against certain liabilities under the 1933 Act.


--------------------------------------------------------------------------------

                                   TAX ASPECTS

--------------------------------------------------------------------------------

         The following is a summary of certain aspects of the income taxation of the Fund and its Members which should be considered by a prospective Member. The Fund has not sought a ruling from the Internal Revenue Service (the "IRS") or any other U.S. Federal, state or local agency with respect to any of the tax issues affecting the Fund, nor has it obtained an opinion of counsel with respect to any tax issues other than the characterization of the Fund as a partnership for U.S. Federal income tax purposes.

         This summary of certain aspects of the U.S. Federal income tax treatment of the Fund is based upon the Code, judicial decisions, Treasury Regulations (the "REGULATIONS") and rulings in existence on the date hereof, all of which are subject to change. This summary does not discuss the impact of various proposals to amend the Code which could change certain of the tax consequences of an investment in the Fund. This summary also does not discuss all of the tax consequences that may be relevant to a particular investor, to investors that acquire Units other than for cash or to certain investors subject to special treatment under U.S. Federal income tax laws, such as insurance companies.

         EACH PROSPECTIVE MEMBER SHOULD CONSULT WITH HIS OR HER OWN TAX ADVISOR IN ORDER FULLY TO UNDERSTAND THE U.S. FEDERAL, STATE, LOCAL AND FOREIGN INCOME TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND.

         In  addition  to the  particular  matters  set  forth in this  section, tax-exempt organizations should review carefully those sections of this Prospectus regarding liquidity and other financial matters to ascertain whether the investment objective of the Fund is consistent with their overall investment plans. Each prospective tax-exempt Member is urged to consult its own counsel regarding the acquisition of Units.

CLASSIFICATION OF THE FUND

         The Fund has received an opinion of Coudert Brothers LLP, counsel to the Fund, that under the provisions of the Code and the Regulations, as in effect on the date of the opinion, the Fund will be classified as a partnership for U.S. Federal income tax purposes and not as an association taxable as a corporation.

         Under the Code, certain "publicly traded partnerships" are generally treated as corporations for U.S. Federal income tax purposes. A publicly traded partnership is any partnership the interests in which are traded on an established securities market or which are readily tradeable on a secondary market, or the substantial equivalent thereof. Counsel to the Fund has rendered its opinion that, under a "facts and circumstances" test contained in the Regulations, and based upon the anticipated operations of the Fund, Units will not be readily tradeable on a secondary market, or the substantial equivalent thereof, and, therefore, the Fund should not be treated as a publicly traded partnership taxable as a corporation.

         The opinion of counsel described above, however, is not binding on the IRS or the courts. If it were determined that the Fund should be treated as an association or a publicly traded partnership taxable as a corporation for U.S. Federal income tax purposes, as a result of a successful challenge to such opinions by the IRS, changes in the Code, the Regulations or judicial interpretations thereof, a material adverse change in facts, or otherwise, the taxable income of the Fund would be subject to corporate income tax when recognized by the Fund; distributions of such income, other than in certain redemptions of Units, would be treated as dividend income when received by the Members to the extent of the Fund's current or accumulated earnings and profits; and Members would not be entitled to report profits or losses realized by the Fund.

         As a partnership for tax purposes, the Fund is not itself subject to U.S. Federal income tax. Each Member will be taxed upon his or her distributive share of each item of the Fund's income, gain, loss and deductions allocated to such Member (including from investments in other partnerships) for each taxable year of the Fund ending with or within the Member's taxable year. Each item will have the same character to a Member, and will generally have the same source (either United States or foreign), as though the Member realized the item directly. Members must report these items regardless of the extent to which, or whether, the Members receive cash distributions for such taxable year, and thus may incur income tax liabilities unrelated to any distributions to or from the Fund.

TAX ELECTIONS AND RETURNS; TAX AUDITS

         The Advisor decides how to report all Fund items of income, gain, loss or deduction on the Fund's tax returns, and makes all tax elections on behalf of the Fund. All Members are required under the Code to treat all Fund items consistently on their own returns, unless they file a statement with the IRS disclosing the inconsistency. In the event the income tax return of the Fund is audited by the IRS, the tax treatment of the Fund's income and deductions generally is determined at the entity level in a single proceeding rather than by individual audits of the Members. The Advisor is designated as the "Tax Matters Partner" for the Fund, and has considerable authority to make decisions affecting the tax treatment and procedural rights of all Members. The Advisor also has the authority to bind Members to settlement agreements, and the right on behalf of all Members to extend the statute of limitations relating to the Members' tax liabilities with respect to Fund items.

TAX CONSEQUENCES TO A WITHDRAWING MEMBER

         A Member receiving a cash liquidating distribution from the Fund, in connection with a complete withdrawal from the Fund, generally will recognize capital gain or loss to the extent of the difference between the proceeds received by such Member and such Member's adjusted tax basis in such Member's Units. Such capital gain or loss will be short-term or long-term depending upon the Member's holding period for such Member's Units. However, a withdrawing Member will recognize ordinary income to the extent such Member's allocable share of the Fund's "unrealized receivables" exceeds the Member's basis in such unrealized receivables, as determined pursuant to the Regulations. For these purposes, accrued but untaxed market discount, if any, on securities held by the Fund will be treated as an unrealized receivable with respect to the withdrawing Member. A Member receiving a cash nonliquidating distribution will recognize income in a similar manner only to the extent that the amount of the distribution exceeds such Member's adjusted tax basis in such Member's Units.

         The Fund may specially allocate items of Fund capital gain, including short-term capital gain, to a withdrawing Member to the extent the withdrawing Member's liquidating distribution would otherwise exceed the withdrawing Member's adjusted tax basis in his or her Units. Such a special allocation may result in the withdrawing Member recognizing capital gain, which may include short-term gain, in the Member's last taxable year in the Fund, thereby reducing the amount of long-term capital gain recognized during the tax year in which the Member receives a liquidating distribution upon withdrawal.

         Distributions of property other than cash, whether in complete or partial liquidation of a Member's Units, generally will not result in the recognition of taxable income or loss to the Member, except to the extent such distribution is treated as made in exchange for such Member's share of the Fund's unrealized receivables.

TAX TREATMENT OF FUND INVESTMENTS

         GENERAL. The Fund, through the Portfolio Funds, expects to act as a trader or investor, and not as a dealer, with respect to its securities transactions. Traders and investors are persons who buy and sell securities for their own accounts. A dealer, on the other hand, is a person who purchases securities for resale to customers rather than for investment or speculation.

         Generally, the gains and losses realized by a trader or investor on the sale of securities are capital gains and losses. Thus, subject to certain exceptions, the Fund expects that the gains and losses from its securities transactions typically will be capital gains and capital losses. These capital gains and losses may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules relating to short sales, to so-called "straddle" and "wash sale" transactions and to "Section 1256 contracts" may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization, of certain gains or losses. The Fund will also realize ordinary income from interest and dividends on securities and other sources.

         The maximum ordinary income tax rate for individuals is 35% and the maximum individual income tax rate for long-term capital gains is generally 15%, although in any case the actual rate may be higher due to the phase-out of certain tax deductions and exemptions or the application of "alternative minimum tax" rules. See "Limitations on Deductibility of Interest" and "Deductibility of Investment Expenses" below. The excess of capital losses over capital gains may be offset against the ordinary income of an individual taxpayer, subject to an annual deduction limitation of $3,000 (and any excess can be carried forward indefinitely). For corporate taxpayers, the maximum income tax rate is 35%. Capital losses of a corporate taxpayer may be offset only against capital gains, but unused capital losses generally may be carried back three years, subject to certain limitations, and carried forward five years.

         LIMITATIONS ON DEDUCTIBILITY OF INTEREST. For non-corporate  taxpayers,
Section 163(d) of the Code limits the deduction for "investment interest" (I.E., interest or short sale expenses for "indebtedness properly allocable to property held for investment"). Investment interest is not deductible in the current year to the extent that it exceeds the taxpayer's "net investment income," consisting of net gain and ordinary income derived from investments in the current year. For this purpose, any long-term capital gain is excluded from net investment income unless the taxpayer elects to pay tax on such amount at ordinary income tax rates.

         For purposes of this provision, the Fund's activities likely will be treated as giving rise to investment income for a Member, and the investment interest limitation would apply to a non-corporate Member's share of the interest and short sale expenses attributable to the Fund's operations. In such case, a non-corporate Member would be denied a deduction for all or part of that portion of his or her distributive share of the Fund's ordinary losses attributable to interest and short sale expenses unless it had sufficient investment income from all sources (including the Fund). A Member that could not deduct losses currently as a result of the application of Section 163(d) would be entitled to carry forward such losses to future years, subject to the same limitation. Where the investment interest limitation applies to the Fund, the investment interest limitation would also apply to interest paid by a non-corporate Member on money borrowed to finance his or her investment in the Fund. If and to the extent that the Fund's operations constitute a "trade or business" within the meaning of the Code, the Fund may take the position that the Section 163(d) limitation on investment interest will not apply to interest attributable to the Fund's trade or business operations, although this position is not free from doubt. Whether any portion of the Fund's operations constitutes a trade or business is a question of fact. Potential investors are advised to consult with their own tax advisors with respect to the application of the investment interest limitation in their particular tax situations.

         Under a literal reading of the provisions of Section 163(d) of the Code, the limitations on the deductibility of investment interest could apply to interest paid by a Member on debt incurred to finance his interest in the Fund. However, IRS Notice 89-35 provides that an investor's interest expense on debt proceeds allocated to a contribution to the capital of a pass-through entity (such as the Fund) "shall be allocated using any reasonable method." Under IRS Notice 89-35, one of the reasonable methods for this purposes ordinarily includes allocating the debt among all the assets of the entity or tracing the investor's debt proceeds to the expenditures of the entity "as if the contributed debt proceeds were the proceeds of a debt incurred by the entity." Such an allocation would allow a Member to treat interest paid on money borrowed to finance his investment in the Fund in the same manner as the Fund treats interest on money it borrows to finance its activities. (IRS Notice 89-35 is effective until further guidance is issued; thus, future Treasury Regulations may modify these interest allocation rules.)

         Section 265(a)(2) of the Code disallows any deduction for interest paid by a taxpayer on indebtedness incurred or continued for the purpose of purchasing or carrying tax-exempt obligations. The IRS has announced that such purpose will be deemed to exist with respect to indebtedness incurred to finance a "portfolio investment," and that such interest in a Fund will be regarded as a "portfolio investment." Therefore, in the case of a Member owning tax-exempt obligations, the IRS might take the position that all or a portion of the interest paid by such Member in connection with the purchase of Fund Units should be viewed as incurred to enable such Member to continue carrying tax-exempt obligations, and that such Member should not be allowed to deduct all or a portion of such interest.

         DEDUCTIBILITY OF INVESTMENT EXPENSES. Investment expenses (E.G., investment advisory fees) of an individual, trust or estate are deductible only to the extent that such expenses exceed 2% of adjusted gross income. In addition, Section 68 of the Code further restricts the ability of an individual with an adjusted gross income in excess of a specified amount, for 2005,
$145,950, or $72,975 for a married person filing a separate return, to deduct investment expenses. Under such provision, investment expenses in excess of 2% of adjusted gross income may only be deducted to the extent such excess expenses, along with certain other itemized deductions, exceed the lesser of (i) 3% of the excess of the individual's adjusted gross income over the specified amount or (ii) 80% of the amount of certain itemized deductions otherwise allowable for the taxable year. Moreover, such investment expenses are miscellaneous itemized deductions that are not deductible by a non-corporate taxpayer in calculating his or her alternative minimum tax liability. The Code
Section 68 limitations described above are subject to a phase-out for the 2006 through 2010 taxable years.

         These limitations on deductibility should not apply to a non-corporate Member's share of the expenses of the Fund to the extent that such expenses are allocable to a Portfolio Fund that is considered to be in a trade or business within the meaning of the Code. These limitations will apply, however, to a non-corporate Member's share of the expenses of the Fund to the extent that such expenses are allocable to a Portfolio Fund that is not considered to be in a trade or business within the meaning of the Code. Although the Fund intends to treat the trade or business related expenses and any performance-based allocations as generally not being subject to the foregoing limitations on deductibility, there can be no assurance that the IRS may not treat such items as investment expenses which are subject to the limitations. The consequences of these limitations will vary depending upon the particular tax situation of each taxpayer. Accordingly, non-corporate Members should consult their tax advisors with respect to the application of these limitations.

         The Fund expects to incur certain expenses in connection with the marketing of its interests. Amounts paid or incurred to market interests in a partnership (syndication expenses) are not deductible.

         INCOME AND LOSSES FROM PASSIVE ACTIVITIES. The Code restricts the deductibility of losses from a "passive activity" against certain income which is not derived from a passive activity. This restriction applies to individuals, personal service corporations and certain closely held corporations. Pursuant to Temporary Regulations issued by the Treasury Department, income or loss from the Fund's securities trading activity generally will not constitute income or loss from a passive activity. Therefore, passive losses from other sources generally will not be deductible against a Member's share of income and gain from the Fund. Income or loss attributable to investments in partnerships engaged in a trade or business may constitute passive activity income or loss.

         PHANTOM INCOME FROM FUND INVESTMENTS. Pursuant to certain "anti-deferral" provisions of the Code (the "Subpart F" and "passive foreign investment company" provisions), certain investments by the Fund through the Portfolio Funds in certain foreign corporations may have adverse U.S. tax consequences to Members, including causing a Member to pay an interest charge on income or gains by the Fund that are deemed as having been deferred or to recognize ordinary income that, but for the "anti-deferral" provisions, would have been treated as long-term capital gain.

FOREIGN TAXES

         It is possible that certain dividends and interest received from sources within foreign countries will be subject to withholding taxes imposed by such countries. In addition, some foreign countries may impose capital gains taxes on certain securities transactions involving foreign issuers. Tax treaties between certain countries and the United States may reduce or eliminate such taxes.

         The Fund will inform Members of their proportionate share of the foreign taxes paid or incurred by the Fund that Members will be required to include in their income. The Members generally will be entitled to claim either a credit, subject to the limitations discussed below, and provided that, in the case of dividends, the foreign stock is held for the requisite holding period, or, if they itemize their deductions, a deduction, subject to the limitations generally applicable to deductions, for their share of such foreign taxes in computing their U.S. Federal income taxes. A Member that is tax-exempt will not ordinarily benefit from such credit or deduction.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed a Member's U.S. Federal income tax, prior to the credit, attributable to the Member's total foreign source taxable income. A Member's share of dividends and interest from non-U.S. securities generally will qualify as foreign source income. Generally, the source of income realized upon the sale of personal property, such as securities, will be based on the residence of the seller. In the case of a limited liability company, the determining factor is the residence of the member. Thus, absent a tax treaty to the contrary, the gains from the sale of securities allocable to a Member that is a U.S. resident will be treated as derived from U.S. sources, even though the securities are sold in foreign countries. However, in certain circumstances, securities losses realized by a U.S. resident are recharacterized as foreign source to the extent of certain dividends and other deemed inclusions of income previously taken into account by that U.S. resident. Certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will also be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit generally is applied separately to foreign source passive income, such as dividends and interest.

         Furthermore, for foreign tax credit limitation purposes, the amount of a Member's foreign source income is reduced by various deductions that are allocated and/or apportioned to such foreign source income. One such deduction is interest expense, a portion of which generally will reduce the foreign source income of any Member who owns (directly or indirectly) foreign assets. For these purposes, foreign assets owned by the Fund will be treated as owned by the investors in the Fund and indebtedness incurred by the Fund will be treated as incurred by investors in the Fund. Because of these limitations, Members may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foregoing is only a general description of the foreign tax credit under current law. Moreover, since the availability of a credit or deduction depends on the particular circumstances of each Member, Members are advised to consult their own tax advisors.

TAX-EXEMPT INVESTORS

         The Portfolio Managers may use leverage in connection with their trading activities. Therefore, a tax-exempt Member may incur income tax liability with respect to its share of the net profits from such leveraged transactions to the extent they are treated as giving rise to "unrelated business taxable income" ("UBTI"). The Fund will provide to tax-exempt Members such accounting information as such Members require to report their UBTI for income tax purposes. Charitable remainder trusts may not invest in the Fund as they will not be exempt from U.S. Federal tax for any year in which such trust has UBTI.

         Investment in the Fund by tax-exempt entities requires special consideration. Trustees or administrators of such entities are urged to review carefully the matters discussed in this Prospectus. The Fund is not intended for tax-exempt investors. Tax-exempt investors with an interest in investing in the Master Fund may wish to consider either of two Feeder Funds designed for tax-exempt investors that are offered by separate prospectuses. Prospectuses for these Feeder Funds, GAM Institutional Multi-Strategy, LLC and GAM Avalon Multi-Strategy (TEI), LLC, may be obtained from the Distributor.

         UNRELATED BUSINESS TAXABLE INCOME. Investors which are tax-exempt entities, including Individual Retirement Accounts, 401(k) Plans, Keogh Plans or Employee Benefit Plans, may be required to make tax payments, including estimated tax payments, and file an income tax return for any taxable year in which such tax exempt entity is an investor in the Fund, and may be required to obtain a U.S. Federal Employer Identification Number for purposes of filing such return. Accordingly, an investment in the Fund generally is not appropriate for such investors.

         Generally, an exempt organization is exempt from U.S. Federal income tax on its passive investment income, such as dividends, interest and capital gains, whether realized by the organization directly or indirectly through a partnership in which it is a partner.

         This general exemption from tax does not apply to the UBTI of an exempt organization. Generally, UBTI includes income or gain derived, either directly or through partnerships, from a trade or business, the conduct of which is substantially unrelated to the exercise or performance of the organization's exempt purpose or function. UBTI also includes "unrelated debt-financed income," which generally consists of (i) income derived by an exempt organization, directly or through a partnership, from income-producing property with respect to which there is "acquisition indebtedness" at any time during the taxable year, and (ii) gains derived by an exempt organization, directly or through a partnership, from the disposition of property with respect to which there is "acquisition indebtedness" at any time during the 12-month period ending with the date of such disposition.

         The Fund, through the Portfolio Funds, expects to incur "acquisition indebtedness" with respect to certain transactions, such as the purchase of securities on margin. The calculation of the Fund's "unrelated debt-financed income" is complex and will depend in large part on the amount of leverage, if any, used by the Portfolio Funds from time to time. Also, the Fund may, directly or indirectly, invest in an entity that is engaged in a trade or business (other than securities trading) and is classified for U.S. tax purposes as a partnership. Accordingly, it is impossible to predict what percentage of the Fund's income and gains will be treated as UBTI for a Member which is an exempt organization. An exempt organization's share of the income or gains of the Fund which is treated as UBTI may not be offset by losses of the exempt organization either from the Fund or otherwise, unless such losses are treated as attributable to an unrelated trade or business (E.G., losses from securities for which there is acquisition indebtedness).

         To the extent that the Fund generates UBTI, the applicable U.S. Federal tax rate for such a Member generally would be either the corporate or trust tax rate depending upon the nature of the particular exempt organization. An exempt organization may be required to support, to the satisfaction of the IRS, the method used to calculate its UBTI. The Fund will be required to report to a Member which is an exempt organization information as to the portion, if any, of its income and gains from the Fund for each year which will be treated as UBTI. The calculation of such amount with respect to transactions entered into by the Fund is highly complex, and there is no assurance that the Fund's calculation of UBTI will be accepted by the IRS.

         A title-holding company will not be exempt from tax if it has certain types of UBTI. Moreover, the charitable contribution deduction for a trust under
Section 642(c) of the Code may be limited for any year in which the trust has UBTI. A prospective investor should consult its tax advisor with respect to the tax consequences of receiving UBTI from the Fund. See "ERISA Considerations."

         PRIVATE FOUNDATIONS. Private foundations and their managers are subject to excise taxes if they invest "any amount in such a manner as to jeopardize the carrying out of any of the foundation's exempt purposes." This rule requires a foundation manager, in making an investment, to exercise "ordinary business care and prudence" under the facts and circumstances prevailing at the time of making the investment, in providing for the short-term and long-term needs of the foundation to carry out its exempt purposes. The factors which a foundation manager may take into account in assessing an investment include the expected return (including both income and capital appreciation), the risks of rising and falling price levels, and the needs for diversification within the foundation's portfolio.

         In order to avoid the imposition of an excise tax, a private foundation may be required to distribute on an annual basis its "distributable amount," which includes, among other things, the private foundation's "minimum investment return," defined as 5% of the excess of the fair market value of its nonfunctionally related assets (assets not used or held for use in carrying out the foundation's exempt purposes), over certain indebtedness incurred by the foundation in connection with such assets. It appears that a foundation's investment in the Fund would most probably be classified as a nonfunctionally related asset. A determination that Units are nonfunctionally related assets could conceivably cause cash flow problems for a prospective Member which is a private foundation.

         In some instances, the "excess business holdings" provisions of the Code may prohibit an investment in the Fund by a private foundation. For example, if a private foundation, either directly or together with a "disqualified person," acquires more than 20% of the capital interest or profits interest of the Fund, the private foundation may be considered to have "excess business holdings." If this occurs, such foundation may be required to divest itself of its Units in order to avoid the imposition of an excise tax. However, the excise tax will not apply if at least 95% of the gross income from the Fund is "passive" within the applicable provisions of the Code and Regulations. Although there can be no assurance, the Board believes that the Fund will meet this 95% gross income test.

         A substantial percentage of investments of certain "private operating foundations" may be restricted to assets directly devoted to their tax-exempt purposes. Otherwise, generally, rules similar to those discussed above govern their operations.

         QUALIFIED RETIREMENT PLANS. Employee benefit plans subject to the provisions of ERISA, IRAs and Keogh Plans should consult their counsel as to the implications of such an investment under ERISA. See "ERISA Considerations."

         ENDOWMENT FUNDS. Portfolio Managers of endowment funds should consider whether the acquisition of Units is legally permissible. This is not a matter of U.S. Federal law, but is determined under state statutes. It should be noted, however, that under the Uniform

Management of Institutional Funds Act, which has been adopted in various forms by a large number of states, participation in investment partnerships or similar organizations in which funds are commingled and investment determinations are made by persons other than the governing board of the endowment fund is allowed.

STATE AND LOCAL TAXATION

         In addition to the U.S. Federal income tax consequences described above, prospective investors should consider potential state and local tax consequences of an investment in the Fund. State and local laws often differ from U.S. Federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. A Member's distributive share of the taxable income or loss of the Fund generally will be required to be included in determining the Member's reportable income for state and local tax purposes in the jurisdiction in which the Member is a resident.

         A partnership in which the Fund acquires (directly or indirectly) an interest may conduct business in a jurisdiction which will subject to tax a Member's share of the Fund's income from that business. Prospective investors should consult their tax advisors with respect to the availability of a credit for such tax in the jurisdiction in which that Member is a resident.

         The Advisor conducts business in New York City. As a result, the Fund may be deemed to be doing business in New York State and City. Although the Fund itself should not be subject to New York State or City taxation, certain investors could in certain circumstances become subject to New York State and City taxation as a result of an investment in the Fund.

         It is the responsibility of each prospective investor to satisfy himself as to, among other things, the legal and tax consequences of an investment in the Fund under state law, including the laws of the state(s) of his domicile and his residence, by obtaining advice from his own tax counsel or other advisor, and to file all appropriate tax returns that may be required.



--------------------------------------------------------------------------------

                              ERISA CONSIDERATIONS

--------------------------------------------------------------------------------

         Persons who are fiduciaries with respect to an employee benefit plan or other arrangement subject to Title I of the Employee Retirement Income Security Act of 1974, as amended (an "ERISA PLAN" and "ERISA," respectively), and persons who are included in the definition of "plan" under Section 4975(e)(1) of the Code (together with ERISA Plans, "BENEFIT PLANS") should consider, among other things, the matters described below before determining whether to invest in the Fund.

         ERISA imposes certain general and specific responsibilities on persons who are fiduciaries with respect to an ERISA Plan, including prudence, diversification, an obligation not to engage in a prohibited transaction and other standards. In determining whether a particular investment is appropriate for an ERISA Plan, Department of Labor ("DOL") regulations provide that a fiduciary of an ERISA Plan must give appropriate consideration to, among other things, the role that the investment plays in the ERISA Plan's portfolio, taking into consideration whether the investment is designed reasonably to further the ERISA Plan's purposes, an examination of the risk and return factors, the portfolio's composition with regard to diversification, the liquidity and current return of the total portfolio relative to the anticipated cash flow needs of the ERISA Plan, the income tax consequences of the investment (see "TAX ASPECTS--Tax-Exempt Investors") and the projected return of the total portfolio relative to the ERISA Plan's funding objectives. Before investing the assets of an ERISA Plan in the Fund, a fiduciary should determine whether such an investment is consistent with its fiduciary responsibilities and the foregoing regulations. For example, a fiduciary should consider whether an investment in the Fund may be too illiquid or too speculative for a particular ERISA Plan, and whether the assets of the ERISA Plan would be sufficiently diversified. If a fiduciary with respect to any such ERISA Plan breaches its fiduciary responsibilities with regard to selecting an investment or an investment course of action for such ERISA Plan, the fiduciary may be held liable for losses incurred by the ERISA Plan as a result of such breach.

         Because the Fund is registered as an investment company under the 1940 Act, the underlying assets of the Fund are not considered to be "plan assets" of the ERISA Plans investing in the Fund for purposes of ERISA's (or the Code's) fiduciary responsibility and prohibited transaction rules. Thus, the Advisor is not a fiduciary within the meaning of ERISA by reason of its authority with respect to the Fund.

         The Board will require a Benefit Plan which proposes to invest in the Fund to represent that it, and any fiduciaries responsible for such Plan's investments, are aware of and understand the Fund's investment objectives, policies and strategies, and that the decision to invest plan assets in the Fund was made by the fiduciaries of the Benefit Plan with appropriate consideration of relevant investment factors with regard to the Benefit Plan and is consistent with the duties and responsibilities imposed upon fiduciaries with regard to their investment decisions under ERISA and/or the Code.

         Certain prospective Benefit Plan investors may currently maintain relationships with the Advisor or other entities which are affiliated with the Advisor. Each of such persons may be deemed to be a party in interest to and/or a fiduciary of any Benefit Plan to which it provides investment management, investment advisory or other services. ERISA prohibits (and the Code penalizes) the use of ERISA and Benefit Plan assets for the benefit of a party in interest and also prohibits (or penalizes) an ERISA or Benefit Plan fiduciary from using its position to cause such Plan to make an investment from which it or certain third parties in which such fiduciary has an interest would receive a fee or other consideration. ERISA and Benefit Plan investors should consult with counsel to determine if participation in the Fund is a transaction which is prohibited by ERISA or the Code. Fiduciaries of ERISA or Benefit Plan investors will be required to represent that the decision to invest in the Fund was made by them as fiduciaries that are independent of the Advisor and its affiliates, that such fiduciaries are duly authorized to make such investment decision, that they have not relied on any individualized advice or recommendation of the Advisor or its affiliates, as a primary basis for the decision to invest in the Fund, and that an investment in the Fund will not constitute a prohibited transaction.

         The provisions of ERISA and the Code are subject to extensive and continuing administrative and judicial interpretation and review. The discussion of ERISA and the Code contained in this Prospectus is general and may be affected by future publication of regulations and rulings. Potential Benefit Plan investors should consult their legal advisors regarding the consequences under ERISA and the Code of the acquisition and ownership of Units.


--------------------------------------------------------------------------------

                 SUMMARY OF LIMITED LIABILITY COMPANY AGREEMENT

--------------------------------------------------------------------------------

         The following is a summary description of additional items and of select provisions of the Limited Liability Company Agreement of the Fund which are not described elsewhere in this Prospectus. The description of such items and provisions is not definitive and reference should be made to the complete text of the Limited Liability Company Agreement contained in Appendix A. The Limited Liability Company Agreement of the Master Fund is substantially similar to the Limited Liability Company Agreement of the Fund. The governing document of the Offshore Fund is its Memorandum of Association.

LIABILITY OF MEMBERS

         Pursuant to applicable Delaware law, Members generally are not personally liable for obligations of the Fund unless, in addition to the exercise of their rights and powers as Members, they participate in the control of the business of the Fund. Any such Member would be liable only to persons who transact business with the Fund reasonably believing, based on such Member's conduct, that the Member is a managing member. Under the terms of the Limited Liability Company Agreement, the Members do not have the right to take part in the control of the Fund, but they may exercise the right to vote on matters requiring approval under the 1940 Act and on certain other matters. Although such right to vote should not constitute taking part in the control of the Fund's business under applicable Delaware law, there is no specific statutory or other authority for the existence or exercise of some or all of these powers in some other jurisdictions. To the extent that the Fund is subject to the jurisdiction of courts in jurisdictions other than the State of Delaware, it is possible that these courts may not apply Delaware law to the question of the limited liability of the Members.

         Under Delaware law and the Limited Liability Company Agreement, each Member may be liable up to the amount of any contributions to the capital of the Fund (plus any accretions in value thereto prior to withdrawal) and a Member may be obligated to make certain other payments provided for in the Limited Liability Company Agreement and to return to the Fund amounts wrongfully distributed to him.

DUTY OF CARE OF THE ADVISOR

         The Limited Liability Company Agreement provides that the Advisor shall not be liable to the Fund or any of the Members for any loss or damage occasioned by any act or omission in the performance of the Advisor's services as Advisor in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Advisor's office. The Limited Liability Company Agreement also contains provisions for the indemnification, to the extent permitted by law, of the Advisor and the Distributor by the Fund, but not by the Members individually, against any liability and expense to which the Advisor and the Distributor may be liable as Advisor or Distributor, as the case may be, which arises in connection with the performance of its activities on behalf of the Fund. The Advisor will not be personally liable to any Member for the repayment of any positive balance in such Member's capital account or for contributions by such Member to the capital of the Fund or by reason of any change in the U.S. Federal or state income tax laws applicable to the Fund or its investors. The rights of indemnification and exculpation provided under the Limited Liability Company Agreement do not provide for indemnification of the Advisor or the Distributor for any liability, including liabilities under U.S. Federal securities laws which, under certain circumstances, impose liability even on persons that act in good faith, to the extent, but only to the extent, that such indemnification would be in violation of applicable law.

AMENDMENT OF THE LIMITED LIABILITY COMPANY AGREEMENT

         The Limited Liability Company Agreement may be amended with the approval of (i) the Directors, including a majority of the Independent Directors, if required by the 1940 Act, (ii) the Advisor, or (iii) a majority, as defined in the 1940 Act, of the outstanding voting securities of the Fund. Certain amendments involving capital accounts and allocations thereto may not be made without the consent of any Members adversely affected thereby or unless each Member has received notice of such amendment and any Member objecting to such amendment has been allowed a reasonable opportunity to tender all of his or her Units for repurchase by the Fund. However, the Board may at any time, without the consent of the Members of the Fund, amend the Limited Liability Company Agreement to (i) restate the Limited Liability Company Agreement, (ii) effect compliance with any applicable law or regulation, or (iii) make such changes as may be necessary to assure the Fund's continuing eligibility to be classified for U.S. Federal income tax purposes as a partnership which is not treated as a corporation under Section 7704(a) of the Code.

POWER OF ATTORNEY

         By subscribing for Units, each Member will appoint the Advisor and each of the Directors his or her attorney-in-fact for purposes of filing required certificates and documents relating to the formation and continuance of the Fund as a limited liability company under Delaware law or signing all instruments effecting authorized changes in the Fund or the Limited Liability Company Agreement and conveyances and other instruments deemed necessary to effect the dissolution or termination of the Fund.

         The power-of-attorney granted in the Limited Liability Company Agreement is a special power-of-attorney coupled with an interest in favor of the Advisor and each of the Directors and as such is irrevocable and continues in effect until all of such Member's Units have been withdrawn pursuant to a periodic repurchase or transferred to one or more transferees that have been approved by the Board for admission to the Fund as substitute Members.

TERM, DISSOLUTION AND LIQUIDATION

         The Fund will be dissolved:

         o upon the affirmative vote to dissolve the Fund by both (i) the Directors and (ii) Members holding at least two-thirds of the total number of votes eligible to be cast by all Members;

         o upon either of (1) an election by the Advisor to dissolve the Fund or (2) the termination of the Advisor's status as an advisor of the Fund (other than as a result of a transfer as provided in the Limited Liability Company Agreement), unless
                  (i) as to clause (2) above, there is at least one other advisor of the Fund who is authorized to and does carry on the business of the Fund, and (ii) as to either event both the Directors and Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members shall elect within 60 days after such event to continue the business of the Fund and a person to be admitted to the Fund, effective as of the date of such event, as an additional Advisor has agreed to make such contributions to the capital of the Fund as are required to be made in the Limited Liability Company Agreement;

         o upon the failure of Members to elect successor Directors at a meeting called by the Advisor when no Director remains; or

         o        as required by operation of law.

         Upon the occurrence of any event of dissolution with respect to the Fund, the Board, or a liquidator, if the Board is unable to perform this function, is charged with winding up the affairs of the Fund and liquidating its assets. Net profits or net loss during the fiscal period including the period of liquidation will be allocated as described in the section titled "Capital Accounts and Allocations--Allocation of Net Profits and Net Losses."

         Upon the dissolution of the Fund, its assets are to be distributed (i) first to satisfy the debts, liabilities and obligations of the Fund, other than debts to Members, including actual or anticipated liquidation expenses, (ii) next to satisfy debts owing to the Members, and (iii) finally to the Members proportionately in accordance with the balances in their respective capital accounts. Assets may be distributed in-kind on a PRO RATA basis if the Board or liquidator determines that such a distribution would be in the interests of the Members in facilitating an orderly liquidation.

DISPUTES

         Under the Limited Liability Company Agreement, all controversies among Members or between Members and the Fund are required to be submitted to arbitration in New York City, in accordance with the commercial arbitration rules of the American Arbitration Association. The arbitration award shall be final and binding on the parties, and the Members are required to waive their right to seek remedies in court, including the right to a jury trial. Pre-arbitration discovery is different from and is generally more limited than court proceedings, the arbitrators' award is not required to include factual findings or legal reasoning, and a party's right to appeal or to seek modification of rulings by arbitrators is strictly limited. Although U.S. courts have determined that claimants may be required to arbitrate disputes under certain U.S. Federal securities laws, U.S. courts have not determined whether or not claimants may be required to arbitrate disputes under the 1940 Act.


--------------------------------------------------------------------------------

                                 VOTING PROXIES

--------------------------------------------------------------------------------

         The Master Fund invests in Portfolio Funds, which generally issue non-voting securities. Therefore, the Master Fund ordinarily does not receive proxies, and is not called upon to vote proxies. To the extent the Master Fund invests in voting securities, if any, its primary consideration in voting portfolio proxies would be the financial interests of the Master Fund and its investors, including the Fund. The Advisor will consider each issue on its own merits, and will not support the position of management of a Portfolio Fund or other company in any situation where, in the Advisor's judgment, it would not be in the best interest of the client to do so. The Master Fund invests only in Portfolio Funds that are unaffiliated with the Advisor.

         PROXY VOTING POLICIES. The Board has delegated the authority to vote proxies for the portfolio securities held by the Fund to the Advisor in accordance with the proxy voting policies adopted by the Advisor. Following is a summary of the Advisor's proxy voting policies.

         The proxy voting policy is based on the premise that the Advisor exercises a voice on behalf of the Fund's Members through the proxy voting process. The Advisor takes this fiduciary responsibility very seriously. Accordingly, proxy votes are cast utilizing a pre-established set of policy guidelines based on the recommendations of Institutional Shareholder Services ("ISS"), an independent third party. ISS makes its recommendations based on its independent, objective analysis of the economic interests of shareholders. This process ensures that the Fund votes in the best interests of the Members, and helps insulate voting decisions from any potential conflicts of interest.

         The Advisor's fund managers will generally act in accordance with the policy guidelines. However, they may override the policy if they feel that the interests of Members would be better served by doing so. In such cases, the Advisor has established procedures to ensure that no conflict of interest exists before a vote outside of policy is permitted. Should any material conflict of interest be identified, however, the fund manager would be prohibited from overriding the policy.


--------------------------------------------------------------------------------

                                  MISCELLANEOUS

--------------------------------------------------------------------------------

REPORTS TO MEMBERS

         The Fund will furnish to its Members as soon as practicable after the end of each taxable year such information as is necessary for such Members to complete U.S. Federal and state income tax or information returns, along with any other tax information required by law. The Fund will send to its Members a semi-annual unaudited report and an audited annual report, in each case prepared in accordance with U.S. generally accepted accounting principles, within 60 days after the close of the period for which it is being made, or as otherwise required by the 1940 Act. Quarterly reports from the Fund regarding the Fund's operations during such period also will be sent to Members.

         The Fund files semi-annual reports containing unaudited financial statements and annual reports containing audited financial statements within 60 days of the end of its second fiscal quarter and fiscal year, respectively, with the SEC.

FISCAL YEAR

         The Fund's fiscal year ends on March 31 and its tax year ends on December 31.

ACCOUNTANTS AND LEGAL COUNSEL

          Ernst & Young LLP, with a principal place of business at 5 Times Square, New York, New York 10036, serves as the independent public accountants of the Fund.

         In November 2004, the Board selected Ernst & Young LLP as its independent registered public accounting firm for the fiscal year ended 31st March, 2005. At a regularly scheduled Board meeting held on 10th November, 2004, the Board of the Fund, elected to terminate the appointment of
PricewaterhouseCoopers LLP ("PricewaterhouseCoopers") as its independent registered public accounting firm. The decision to change accountants was approved by the Fund's Audit Committee.

         PricewaterhouseCoopers' reports on the Fund's financial statements for the two years ending 31st March, 2004 and 2003, did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles. During the two years ending 31st March, 2004 and 2003 and through 10th November, 2004, there were no disagreements with PricewaterhouseCoopers on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which disagreements, if not resolved to PricewaterhouseCoopers' satisfaction, would have caused it to make reference thereto in their report on the financial statements. During the two years ending 31st March, 2004 and 2003 and through 10th November, 2004, there were no "reportable events" within the meaning of
Item 304, paragraph (a)(1)(v), of Regulation S-K under the Securities Exchange Act of 1934.

         Coudert Brothers LLP, 1114 Avenue of the Americas, New York, New York 10036, acts as counsel to the Fund and the Master Fund in connection with the offering of Units. Coudert Brothers LLP also acts as counsel to the Advisor, the Distributor and their affiliates.

CUSTODIAN

         The Custodian serves as the primary custodian of the assets of the Fund, the Master Fund and the Portfolio Funds managed by the Sub-Advisors, and may maintain custody of such assets with domestic and foreign subcustodians (which may be banks, trust companies, securities depositories and clearing agencies) approved by the Directors. Assets of the Fund, the Master

Fund and Portfolio Funds are not held by the Advisor or Sub-Advisors, respectively, or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian's principal business address is 8800 Tinicum Boulevard, 3rd Floor, Suite 200, Philadelphia, Pennsylvania 19153.

INQUIRIES

         Inquiries  concerning  the  Fund  and  Units,   including   information
concerning subscription and withdrawal procedures, should be directed to:

                                GAM Services Inc.

                              135 East 57th Street
                            New York, New York 10022
                            Telephone: (888) 526-4262
                           Telecopier: (212) 407-4710
                       For additional information contact:

             David Anderson, Managing Director - Clients - Americas


                                    * * * * *

         All  potential   investors  in  the  Fund  are  encouraged  to  consult
appropriate legal and tax counsel.



                                [For Back Cover]

         UNTIL ______________, 2005, ALL DEALERS THAT EFFECT TRANSACTIONS IN THESE SECURITIES, WHETHER OR NOT PARTICIPATING IN THIS OFFERING, MAY BE REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO THE DEALERS' OBLIGATION TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS AND WITH RESPECT TO THEIR UNSOLD ALLOTMENTS OR SUBSCRIPTIONS.

                                                                      APPENDIX B

         The performance information provided below represents the actual performance of GAM Avalon Lancelot, LLC (the "Fund") from inception (May 1,
2001) to December 31, 2004.

         THE HISTORICAL PERFORMANCE DOES NOT INDICATE THE FUTURE PERFORMANCE OF GAM AVALON LANCELOT, LLC.

         The following charts and tables should be read in conjunction with the notes following them.



GAM AVALON LANCELOT, LLC
PREDECESSOR PERFORMANCE OF THE MASTER FUND                     December 31, 2004

GAM AVALON LANCELOT, LLC (FORMERLY KNOWN AS GAM AVALON
MULTI-GLOBAL, LLC) - ACTUAL PERFORMANCE

Simple Performance May 1, 2001 (inception) - December 31, 2004
--------------------------------------------------------------

(see accompanying notes for additional Fund information)


         [The data below represent a line chart in the printed report.]

               GAM Avalon        MSCI                       GAM Avalon        MSCI                      GAM Avalon        MSCI
    Date     Lancelot (USD)   World (USD)         Date    Lancelot (USD)   World (USD)       Date     Lancelot (USD)   World (USD)
    ----     --------------   -----------         ----    --------------   -----------       ----     --------------   -----------
  5/1/2001             0                 0     8/14/2002      -2.6009      -26.38543426   11/30/2003        6.2825      -10.96863361
  5/9/2001      4.02E-02      -1.322699782     8/21/2002      -2.2813      -23.95557352    12/8/2003        6.6661      -9.601069201
 5/16/2001     -1.93E-02      -0.237322871     8/31/2002      -2.2185      -26.24108256   12/15/2003        6.8731       -9.10995495
 5/23/2001       -0.2759        0.23158511     9/11/2002      -2.5398      -27.00060652   12/31/2003        9.2323      -5.361248135
 5/31/2001       -2.1965      -2.529509759     9/18/2002      -2.4782      -30.89443914    1/12/2004       10.9552      -3.346724403
 6/13/2001       -1.2893      -3.991828391     9/30/2002      -3.3295      -34.33647981    1/19/2004       10.4664      -3.087255914
 6/20/2001       -0.8554      -5.849209696     10/9/2002      -3.5317       -37.3720147    1/26/2004        11.147      -1.877287446
 6/30/2001       -1.6682      -5.569550578    10/16/2002       -3.749      -31.27666479    1/31/2004        9.8679      -3.821774738
 7/11/2001       -1.7679      -8.923385331    10/23/2002      -4.0329      -29.96219885     2/9/2004        10.499      -2.539556481
 7/18/2001       -1.7737      -7.773077712    10/31/2002      -3.8624      -29.47821709    2/16/2004       11.6981      -1.645390617
 7/25/2001       -2.3386      -8.836216747    11/13/2002      -3.8243      -29.64124082    2/23/2004       11.3631      -2.062338698
 7/31/2001       -1.7524      -6.813056291    11/20/2002      -4.2612      -27.73734151    2/29/2004       11.7381      -2.176837015
  8/8/2001       -2.2847      -7.998114643    11/30/2002      -4.1743       -25.6602072     3/8/2004       12.5999      -1.502795684
 8/15/2001       -1.8212      -7.632227026    12/11/2002      -3.9771      -28.23989806    3/15/2004         11.35      -5.606980813
 8/22/2001        -1.528       -8.64077629    12/18/2002      -3.8721      -29.34585959    3/22/2004       11.9333      -5.551637709
 8/31/2001       -2.3621       -11.2678604    12/24/2002      -3.6301      -28.82025475    3/31/2004       12.3016      -2.787741744
 9/12/2001       -1.8745      -17.14232273    12/31/2002      -2.9752       -29.2482204     4/5/2004       12.5136      -1.131913913
 9/19/2001       -2.9291      -20.74806788      1/8/2003      -3.1176      -27.68019082    4/12/2004       12.5353      -1.223593641
 9/30/2001       -2.7543      -19.07484601     1/15/2003      -2.7237      -26.61374528    4/19/2004       12.1949      -2.351435299
10/10/2001        -1.996      -16.30905072     1/22/2003      -2.0069      -29.66892471    4/26/2004       12.2191      -2.238763697
10/17/2001       -2.7718      -15.60771479     1/31/2003      -1.5351      -31.38597399    4/30/2004       10.6871      -4.724779607
10/24/2001       -2.1158      -15.48278072     2/12/2003      -0.8584      -33.55504215    5/10/2004        10.158      -7.792750388
10/31/2001       -0.9808      -17.51657386     2/19/2003      -0.8665      -31.87543418    5/17/2004        9.3562      -8.131079992
11/14/2001       -0.9424      -13.01567316     2/28/2003      -0.1036      -32.56082108    5/24/2004        9.1606      -6.140841188
11/21/2001       -0.7189      -12.85235768     3/12/2003       0.5774      -36.24592238    5/31/2004        9.6801      -3.790905163
11/30/2001       -0.2121      -12.62443567     3/19/2003      -1.9889      -31.00861086     6/7/2004        9.6181      -1.977867673
12/12/2001        0.5728      -12.74748957     3/31/2003      -2.2779      -32.74611014    6/14/2004        9.7756      -3.720091208
12/19/2001        0.5921      -12.74742473      4/9/2003      -2.5809      -30.59717773    6/21/2004        9.6792      -2.523812616
12/31/2001        1.4407      -12.06450151     4/16/2003      -2.6469      -29.58528955    6/28/2004        9.8107      -1.685990592
  1/9/2002        1.6364      -11.94057236     4/23/2003      -2.3353      -27.02119114    6/30/2004        9.7929      -1.774294863
 1/16/2002        1.8383      -14.31341206     4/30/2003      -1.3332      -26.73960877    7/12/2004        9.2333      -2.997020319
 1/23/2002        1.3788      -14.30854956     5/14/2003       0.1517      -24.39125436    7/19/2004        9.1978      -4.012247332
 1/31/2002        1.0874      -14.71904259     5/21/2003       1.0042      -25.39001377    7/26/2004        8.1944      -6.294872549
 2/13/2002        0.6341      -15.06003416     5/31/2003       2.0738      -22.51688286    7/31/2004        7.9207      -4.955312146
 2/20/2002        0.3051      -16.94198735     6/11/2003       2.8603      -19.31304414     8/9/2004        7.4088      -7.335213676
 2/28/2002        0.1941       -15.4437834     6/18/2003        2.694      -18.10597482    8/16/2004        7.3954      -6.535774518
 3/13/2002       -0.6528      -11.51325504     6/30/2003       1.7634      -21.14713078    8/23/2004        7.5147      -5.152303808
 3/20/2002     -6.49E-02      -11.07744454      7/9/2003       1.9249      -18.95085203    8/31/2004        7.7774      -4.499597384
 3/31/2002        0.3605      -11.68807846     7/16/2003       1.9999      -19.69928946     9/6/2004        7.8254      -3.509467954
 4/10/2002       -0.1828        -12.668101     7/23/2003       1.2737      -19.91414754    9/13/2004        8.2168      -2.295832019
 4/17/2002       -0.2169      -12.09500565     7/31/2003       1.4937       -19.5310537    9/20/2004        8.2959      -2.761106247
 4/24/2002          0.16       -13.8183762     8/13/2003       1.2853      -19.43489862    9/27/2004        8.4419      -3.823093548
 4/30/2002       -0.9908      -14.65479264     8/20/2003        1.942      -17.98901527    9/30/2004        8.6252      -2.662434555
  5/8/2002        -1.059      -13.92684257     8/31/2003       3.0486      -17.77324638   10/11/2004        9.4603      -1.058394231
 5/15/2002       -0.8345      -13.31523615      9/8/2003       3.4165      -15.35573956   10/18/2004        8.8997      -2.090984357
 5/22/2002       -0.9527      -13.26573581     9/15/2003       3.1518      -16.23462191   10/25/2004        9.0608      -2.668024171
 5/31/2002       -0.1939      -14.45695334     9/22/2003       4.1669      -15.21073953   10/31/2004        9.3137      -0.256830902
 6/12/2002       -0.4788      -18.20053442     9/30/2003       3.9552      -17.25166426    11/8/2004         9.791       3.027820328
 6/19/2002       -1.3162      -19.14188381    10/13/2003       5.7124      -12.48516773   11/15/2004       10.1878        4.67944922
 6/30/2002       -0.8975      -19.62969074    10/20/2003       5.8012      -12.32728785   11/22/2004       10.6222       4.325602311
 7/10/2002       -1.5292      -23.61383637    10/27/2003       5.2747      -13.51436395   11/30/2004        11.043       5.026799526
 7/17/2002       -1.5355      -25.33895742    10/31/2003       6.0583      -12.32462835   12/13/2004       10.5907       6.226113393
 7/24/2002       -2.0666      -31.23299945    11/10/2003       6.2295       -12.2727199   12/31/2004       11.8484       9.067975125
 7/31/2002       -2.5906      -26.39415436    11/17/2003       6.1534      -12.67223138


              PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

                                                                      APPENDIX B
                                                                     (CONTINUED)

Performance                             December 31, 2004

INCEPTION DATES
---------------

GAM Avalon Lancelot, LLC             05/01/01

PERFORMANCE NUMBERS SHOWN IN ITALICS DENOTE THAT NUMBERS ARE FOR AN INCOMPLETE PERIOD.
FOR THE INDEX THE SAME INCEPTION DATE IS USED FOR PERFORMANCE CALCULATIONS UNLESS OTHERWISE NOTED.

PERFORMANCE SUMMARY

                                           GAM Avalon             MSCI World
                                           Lancelot,LLC           Index (USD)
                                       -----------------------------------------
                                          Fund (Actual)%*           Index %
                                       ----------------------  -----------------

1 Year To December 31, 2004                     2.39                  15.25
--------------------------------------------------------------------------------
Quarter Ended December 31, 2004                 2.97                  12.05
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Year   to December 31, 2004                   2.39                  15.25
--------------------------------------------------------------------------------
2 Years  to December 31, 2004                  15.28                  54.16
--------------------------------------------------------------------------------
3 Years  to December 31, 2004                  10.26                  24.03
--------------------------------------------------------------------------------
Since Inception                                11.85                   9.07
--------------------------------------------------------------------------------

Annual Returns
--------------

2004                                            2.39                  15.25
----
--------------------------------------------------------------------------------
2003                                           12.58                  33.76
----
--------------------------------------------------------------------------------
2002                                           -4.35                 -19.54
----
--------------------------------------------------------------------------------
2001 MAY 1, 2001 TO DECEMBER 31, 2001           1.44**               -12.06**
-------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMPOUND ANNUAL GROWTH RATE as of               3.10                   2.39
December 31, 2004
--------------------------------------------------------------------------------
ANNUALIZED STANDARD DEVIATION as of             4.37                  14.99
December 31, 2004
--------------------------------------------------------------------------------
BETA as of December 31, 2004                    0.15                   1.00
--------------------------------------------------------------------------------
SHARPE RATIO as of December 31, 2004            0.31                   0.04
--------------------------------------------------------------------------------

*    REFLECT THE DEDUCTION OF ACTUAL FUND FEES AND EXPENSES.
**   SINCE INCEPTION MAY 1, 2001.

                                                                      Appendix B
                                                                     (continued)


Performance                                  December 31, 2004


Historical Returns

                              Quarterly                          Annual
                   -------------------------------      ------------------------
                        Fund            MSCI              Fund          MSCI
    Ending            (Actual)%*       World             (Actual)       World
                                       Index %              %*          (USD)
                                                                       Index %
----------------   --------------                       -----------  -----------


--------------------------------------------------------------------------------
   12/31/04             2.97           12.05               2.39        15.25
   09/30/04            -1.06           -0.90
   06/30/04            -2.23            1.04
   03/31/04             2.81            2.72
--------------------------------------------------------------------------------
   12/31/03             5.08           14.37              12.58        33.76
   09/30/03             2.15            4.94
   06/30/03             4.14           17.25
   03/31/03             0.72           -4.94
--------------------------------------------------------------------------------
   12/31/02             0.37            7.75              -4.35       -19.54
   09/30/02            -2.45          -18.30
   06/30/02            -1.25           -8.99
   03/31/02            -1.06            0.43
--------------------------------------------------------------------------------
   12/31/01             4.31            8.66               1.44***     -12.06***
   09/30/01            -1.10          -14.30
   06/30/01            -1.67**        -5.57**

*    REFLECT THE DEDUCTION OF ACTUAL FUND FEES AND EXPENSES.
**   SINCE INCEPTION MAY 1, 2001.
***  SINCE INCEPTION MAY 1, 2001. PERIOD IS NOT ANNUALIZED.

  INDICES

         The MSCI WORLD INDEX is an unmanaged broad-based index of foreign and domestic stocks and includes reinvestment of dividends. Investors may not purchase indices directly.

         The performance data for the indices assumes the reinvestment of all dividends, but does not deduct any fees or expenses. The GAM Multi-Manager Funds, the Fund and the Master Fund do not restrict their investments to securities included in the indices.






               PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.
           INVESTORS SHOULD NOT ASSUME THEY WILL EXPERIENCE COMPARABLE
                    PERFORMANCE RETURNS AS THOSE DISPLAYED.

              NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

                      [This page left intentionally blank]

                                                                      APPENDIX C



                HOLDERS OF 5% OR GREATER OF INTERESTS IN THE FUND
                             AS OF JANUARY 31, 2005


         As of January 31, 2005, there were no beneficial and record owners of Fund Units holdings more than 5% of the outstanding Units.

                                                                      APPENDIX D

                            GAM AVALON LANCELOT, LLC

                              FINANCIAL STATEMENTS



Financial Statements
The audited financial statements of the Fund for the fiscal year ended March 31, 2004, and the report of the Fund's independent registered public accounting firm in connection therewith, are included in the 2004 Annual Report to Shareholders and are incorporated by reference in this Statement of Additional Information. Unaudited financial statements of the Fund for the nine months ended December 31, 2004 are included herewith.

                                                                      APPENDIX D
                                                                     (CONTINUED)


GAM AVALON LANCELOT, LLC
SCHEDULE OF INVESTMENTS
AS AT DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  % OF
                                                                   NET
FUND NAME                               COST        FAIR VALUE    ASSETS      LIQUIDITY             OBJECTIVE
----------------------             -------------- --------------  --------   -----------      ----------------------
Capital Hedge Fund, Ltd.           $ 20,575,000    $23,407,958    11.58%       Monthly         Discretionary Macro
Rockbay Capital Institutional
  Fund LLC                           10,000,000     12,157,449     6.01%      Quarterly           Event Driven
Alson Signature Fund LP              10,100,000     11,599,288     5.74%      Quarterly          US Equity Hedge
Waterstone Market Neutral
  Fund LP                            10,000,000     10,105,182     5.00%      Quarterly         Credit Arbitrage
New Star Hedge Fund, Ltd.             9,900,000      9,953,355     4.92%        Weekly         Europe Equity Hedge
Blue Mountain Credit
Alternatives
  Fund LP                            10,000,000      9,926,232     4.91%       Monthly          Credit Arbitrage
Global Undervalued Securities
  Fund LP                             5,330,000      8,674,558     4.29%
Optimal Japan Fund US $               6,400,000      8,203,971     4.06%
Green T. G2 Fund, Ltd.                7,868,330      8,151,062     4.03%
Theorema Europe Fund, Ltd.            6,730,000      8,025,795     3.97%
Boyer Allan Pacific Fund              4,025,000      6,875,080     3.40%
Standard Pacific Capital
Offshore
  Fund, Ltd                           5,380,000      5,854,993     2.90%
Davco Fund LP                         3,650,000      4,591,440     2.27%
Jefferies RTS Fund, LP                4,000,000      4,124,400     2.04%
Amici Qualified Associates LP         2,600,000      3,376,628     1.67%
Roy G. Niederhoffer (Ireland)
  Fund No. 2                          3,700,000      3,155,093     1.56%
Rubicon Global Partners LP            1,310,000      2,562,773     1.27%
Eckhardt Futures LP                   1,910,000      2,425,582     1.20%
Caxton Equity Growth LLC              1,165,000      1,714,971     0.85%
                                  -------------- --------------  --------    -----------      ----------------------

TOTAL                             $ 124,643,330  $ 144,885,810    71.67%
                                  ============== ==============  ========

The aggregate cost of investments for tax purposes was $128,648,919. Net unrealized appreciation on investments for tax purposes was $16,236,891 consisting of $16,958,861 of gross unrealized appreciation and $721,970 of gross unrealized depreciation.

                                                                      APPENDIX D
                                                                     (CONTINUED)



GAM AVALON LANCELOT, LLC
DECEMBER 31, 2004
STATEMENT OF FINANCIAL CONDITION (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investments in investment funds, at fair value (cost $100,643,330)               $144,885,810
Cash and cash equivalents                                                          41,941,651
Restricted cash                                                                            --
Investments paid in advance                                                        20,000,000
Interest receivable                                                                        --
Other assets
Organizational costs (net of accumulated amortization of $0)                               --
                                                                                 ------------

   TOTAL ASSETS                                                                   206,827,461
                                                                                 ------------

LIABILITIES
Subscriptions received in advance                                                   4,206,000
Management fee                                                                        339,210
Other accrued expenses                                                                138,876
                                                                                 ------------

   TOTAL LIABILITIES                                                                4,684,086
                                                                                 ------------

      NET ASSETS                                                                 $202,143,375
                                                                                 ============

MEMBERS' CAPITAL
Represented by:
Net capital                                                                      $181,900,894
Net unrealized appreciation on investments in investment funds                     20,242,480
                                                                                 ------------

   MEMBERS' CAPITAL                                                              $202,143,374
                                                                                 ============


   Net asset value per outstanding unit of limited liability company
      interest ($133,267,011 / 1,186,688 units outstanding)                      $     111.85
                                                                                 ============

                                                                      APPENDIX D
                                                                     (CONTINUED)



GAM AVALON LANCELOT, LLC
FOR THE NINE MONTHS ENDED DECEMBER 31, 2004
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest                                                                                                             $   254,479
                                                                                                                        -----------

EXPENSES
   Management fee (Note 3)                                                                                                2,597,125
   Administrative and accounting fees                                                                                       112,507
   Investor services fees                                                                                                    96,876
   Professional fees                                                                                                         58,625
   Custody fees and expenses                                                                                                 13,300
   Directors' fees                                                                                                            9,750
   Other                                                                                                                     33,575
                                                                                                                        -----------

      Gross expenses                                                                                                      2,921,758
                                                                                                                        -----------

            NET EXPENSES                                                                                                  2,921,758
                                                                                                                        -----------

NET INVESTMENT LOSS                                                                                                      (2,667,279)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS IN INVESTMENT FUNDS

      Unrealized appreciation on investments in investment funds                                                          3,246,264
                                                                                                                        -----------

      NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS IN INVESTMENT FUNDS                                               3,246,264
                                                                                                                        -----------

      NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                                          $   578,985
                                                                                                                        ===========

--------------------------------------------------------------------------------

                                 PRIVACY POLICY

--------------------------------------------------------------------------------

                    IMPORTANT INFORMATION ABOUT YOUR PRIVACY

         THIS NOTICE DESCRIBES THE PRIVACY POLICY OF GAM* REGARDING HOW GAM HANDLES AND PROTECTS PERSONAL INFORMATION THAT IT COLLECTS ABOUT INDIVIDUALS WHO ARE PROSPECTIVE, CURRENT OR FORMER INVESTMENT ADVISORY CLIENTS OR SHAREHOLDERS OF GAM FUNDS.

         GAM collects personal information about you for business purposes, such as evaluating your financial needs and background, processing your requests and transactions, providing customer service and communicating information about our products and services. Personal information you provide is obtained from application forms, subscription documents, and other transaction related forms, as well as from information you provide on GAM.com or to GAM service representatives and may include your name, address, e-mail address, date of birth, occupation, citizenship, assets, income, social security number or tax ID number, tax information, bank account information, financial information including net worth information and information regarding your transactions with us or our affiliates ("Personal Information").

         GAM limits access to Personal Information to those individuals who need to know that information in order to process transactions and service accounts. These individuals are required to maintain and protect the confidentiality of Personal Information. GAM maintains physical, electronic and procedural safeguards to protect Personal Information.

         GAM may share Personal Information described above with its affiliates for business purposes, such as to facilitate the servicing of accounts and to provide information about new products and services. GAM may also share Personal Information with its affiliates, including the parent company of GAM, UBS AG, and any such affiliates under control or common control with GAM, for marketing purposes.

         GAM may share Personal Information described above for business purposes with a non-affiliated third party if the entity is under contract to perform transaction processing or servicing on behalf of GAM and otherwise as permitted by law. Any such contract entered by GAM will include provisions designed to ensure that the third party will uphold and maintain privacy standards when handling Personal Information. GAM may also disclose Personal Information to regulatory authorities as required by applicable law.

         Except as described in this privacy policy, GAM will not use Personal Information for any other purpose unless we describe how such Personal Information will be used, and your prior consent is obtained.

         The accuracy of your personal information is important. If you have any questions or need to correct or update your personal or Account information, please call us at 1-800-426-4685, Option 1, 2, 2.

         Our Privacy Notice may be changed from time to time. We will notify you of any material changes by posting a message on the GAM.com homepage. We recommend that you visit www.GAM.com homepage periodically for updates to the privacy notice.

Last modified:  December 31, 2004



--------------------------
* For the purposes of this notice, GAM refers to the Fund, the Advisor and the Advisor's wholly-owned subsidiaries, including GAM Services Inc., and GAM Investments Inc., as well as the GAM Funds, Inc. and GAM affiliated private investment companies.

                                     PART C

                                OTHER INFORMATION

ITEM 25.          FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements and exhibits are filed as part of the Registration Statement.

1.       Financial Statements.

                  1. Financial Statements
                  Included in Part A: Financial Highlights for the nine months ended December 31, 2004 (unaudited), the year ended March 31, 2004 (audited), the year ended March 31, 2003 (audited), and the period from May 1, 2001 (commencement of operations to March 31, 2002 (audited)

                  Included in Part B: Schedule of Investments as at December 31, 2004 (unaudited)
                  Statement of Financial Condition as at December 31, 2004 (unaudited)
                  Statement of Operations for the Nine Months Ended December 31, 2004 (unaudited)

                  The audited  financial  statements  of the Fund for the fiscal year ended March 31, 2004, and the report of the Fund's independent registered public accounting firm in connection therewith, are included in the 2004 Annual Report to Shareholders and are incorporated by reference in this Statement of Additional Information.

2.       Exhibits:

      **a (1) Certificate of Amendment to Certificate of Formation of Limited Liability Company. The Fund's Certificate of Formation of Limited Liability Company and Certificate of Conversion to Limited Liability Company are incorporated by reference to
                  Exhibit 24(2)(a)(1) of the Fund's registration statement (amendment No. 2) on Form N-2/A (file number: 811-10245) filed with the SEC on January 23, 2002. The Fund's Certificate of Limited Partnership is incorporated by reference to Exhibit 24(2)(a)(1) of the Fund's initial registration statement on Form N-2 (file number: 811-10245) filed with the SEC on January 2, 2001.

       ** (2) Limited Liability Company Agreement dated January 11, 2002, and amended and restated as of November 18, 2002.

        *         (3) Name change certificate.

        b         Not applicable.

        c         Not applicable.

       +d         See Item 25 (2)(a)(2).

        e         Not applicable.

        f         Not applicable.

      **g See Item 25 (2)(a)(2); the Investment Consultancy Agreement with GAM International Management Limited dated January 1, 2001, and amended and restated as of January 23, 2002, is incorporated by reference to Exhibit 24(2)(g) of the Fund's registration statement (amendment No. 2) on form N-2/A (file number: 811-10245) filed with the SEC on January 23, 2002.

       *h         Form of Distributor's Agreement and Form of Selling Agreement.

        i         Not applicable.

      **j The Custodian Services Agreement between Registrant and PFPC Trust Company dated January 24, 2001, is incorporated by reference to Exhibit 24(2)(j) of the Fund's registration statement (amendment No. 1) on form N-2/A (file number:
                  811-10245) filed with the SEC on April 23, 2001.

      **k (1) The Administration, Accounting and Investor Services Agreement between Registrant and PFPC Inc. dated January 24, 2001, is incorporated by reference to Exhibit 24(2)(k)(1) of the Fund's registration statement (amendment No. 1) on form N-2/A (file number: 811-10245) filed with the SEC on April 23, 2001.

                  (2) The Escrow Agreement between Registrant and PFPC Inc. dated January 24, 2001, is incorporated by reference to
                  Exhibit 24(2)(k)(2) of the Fund's registration statement (amendment No. 1) on form N-2/A (file number: 811-10245) filed with the SEC on April 23, 2001.

       *l         Opinion and Consent of Coudert Brothers LLP

        m         Not applicable.

        n        *(1) Opinion of Coudert Brothers LLP as to tax matters
                 +(2) Consent of Independent Registered Public Accounting Firm.

        o         Not applicable.

        p         Not applicable.

        q         Not applicable.

       *r The Code of Ethics of each of GAM USA Inc., GAM International Management Limited and GAM Services Inc.

            -------------------

            +     filed herewith
            *     to be filed by amendment

            **    previously filed

ITEM 26.          MARKETING ARRANGEMENTS.

See Form of Distributor's Agreement filed herewith as Exhibit 25(2)(h).

ITEM 27.          OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION.

         Blue Sky fees and expenses (including fees of counsel)     $__________*
         Legal and accounting fees and expenses                      $__________
         Printing, engraving and offering expenses                   $__________
         Miscellaneous                                               $__________

         ----------------------
         * To be filed by amendment.

ITEM 28.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL.

After completion of the offering of limited liability company interests in the Registrant made hereby, the Registrant expects that no person will be directly or indirectly under common control with the Registrant, except that the Registrant may be deemed to be controlled by GAM USA Inc. (the "Advisor"), the investment adviser of the Registrant. Information regarding the ownership of the Advisor is set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-35671).

ITEM 29.          NUMBER OF HOLDERS OF SECURITIES.

                       TITLE OF CLASS                  NUMBER OF RECORD HOLDERS
                                                          (as of 1/31/2005)

          Units of Limited Liability Company                   _______
          Interests


ITEM 30.          INDEMNIFICATION.

Reference is made to Section 3.9 of the Registrant's amended and restated Limited Liability Company Agreement (the "LLC Agreement") filed as Exhibit 25(2)(a)(2) hereto and to Section __ of the Distributor's Agreement filed as
Exhibit 25(2)(h) hereto. The Registrant hereby undertakes that it will apply the indemnification provision of the LLC Agreement and the Distributor's Agreement in a manner consistent with Release 40-11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), so long as the interpretation therein of Sections 17 (h) and 17 (i) of the 1940 Act remains in effect.

The Registrant, in conjunction with the Advisor, the Registrant's directors and other registered investment management companies managed by the Advisor or its affiliates, maintains insurance on behalf of any person who is or was an independent director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as an individual general partner, director, officer, employee or agent of another managed investment company, against certain liability asserted against and incurred by, or arising out of, his or her position. However, in no event will the Registrant pay that portion of the premium, if any, for insurance to indemnify any such person or any act for which the Registrant itself is not permitted to indemnify.

ITEM 31.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The list required by this Item 30 of officers and directors of the Advisor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of the Form ADV filed by the Advisor with the Securities and Exchange Commission (SEC File No. 801-35671).

ITEM 32.          LOCATION OF ACCOUNTS AND RECORDS.

Fund:                      GAM Avalon Lancelot, LLC
                           135 East 57th Street
                           New York, NY 10021

Administrator:             PFPC Inc.
                           8800 Tinicum Boulevard
                           3rd Floor, Suite 200
                           Philadelphia, PA 19153

Custodian:                 PFPC Trust Company
                           8800 Tinicum Boulevard
                           3rd Floor, Suite 200
                           Philadelphia, PA 19153

Advisor:                   GAM USA Inc.
                           135 East 57th Street
                           New York, NY 10021

ITEM 33.          MANAGEMENT SERVICES.

Not applicable.

ITEM 34.          UNDERTAKINGS.

I. Registrant undertakes to suspend the offering of Interests until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value of the Fund declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value of the Fund increases to an amount greater than its net proceeds as stated in the prospectus.

II.      Registrant hereby undertakes:

         a.       to file,  during any period in which offers or sales are being
                  made,  a   post-effective   amendment  to  this   registration
                  statement:

                  (1)      to  include  any   prospectus   required  by  Section
                           10(a)(3) of the Securities Act;

                  (2) to reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the SEC pursuant to Rule 424(b) under the Securities Act if, in the aggregate, the changes in volume and price represent no more than a 20% change in the maximum aggregate offering price set forth in the "Calculation of Registration Fee" table in the effective registration statement; and

                  (3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

         b. that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the Interests offered therein, and the offering of Interests at that time shall be deemed be the initial bona fide offering thereof; and

         c. to remove from registration by means of a post-effective amendment any of the Interests being registered which remain unsold at the termination of the offering.

III. Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information that Registrant may prepare.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 31st day of March, 2005.

                                  GAM AVALON LANCELOT, LLC

                                  By:  GAM USA Inc., Advisor, Authorized Person



                                  By:               /s/ Kenneth Dursht
                                           -------------------------------------
                                           Kenneth Dursht
                                           Secretary and General Counsel

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the persons whose signature appears below, does hereby constitute and appoint Kevin J. Blanchfield, Kenneth A. Dursht, Michael J. Bessel and Christopher M. Wells, or any of them, the true and lawful attorneys and agents of the undersigned, with full powers of substitution, to do any and all acts and things and execute any and all instruments that said attorneys or agents, or any of them, may deem necessary or advisable or which may be required to enable the Fund to comply with the Securities Act of 1933, and amended, the Investment Company Act of 1940, as amended, and the securities laws of the jurisdictions in which securities of the Fund may be offered and sold, and any rules, regulations or requirements of the Securities and Exchange Commission ("SEC"), or of the securities commission or other agency of any such jurisdiction in respect thereof, in connection with the registration and qualification of the Fund and its Units of Limited Liability Company Interest for sale under the securities law of any such jurisdiction, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned (individually and as a director or officer of the Fund), the Fund's Registration Statement or Registration Statements on Form N-2, or any amendment or post-effective amendments to any of the foregoing, and any other instruments or documents filed as part of or in connection with any such registration statements or amendments.



         /s/ Kevin J. Blanchfield
-----------------------------------------
           Kevin J. Blanchfield                   Vice President and Treasurer                   March 31, 2005


         /s/ Burkhard Poschadel
-----------------------------------------
            Burkhard Poschadel                              Director                             March 31, 2005


         /s/ George W. Landau
-----------------------------------------
             George W. Landau                               Director                             March 31, 2005


         /s/ Robert J. McGuire
-----------------------------------------
            Robert J. McGuire                               Director                             March 31, 2005


         /s/ Roland Weiser
-----------------------------------------
              Roland Weiser                                 Director                             March 31, 2005

                                   SIGNATURES

         GAM Multi-Strategy Investments, LLC has duly caused this Registration Statement of GAM Avalon Lancelot, LLC to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 31st day of March, 2005.

                                   GAM MULTI-STRATEGY INVESTMENTS, LLC

                                   By:  GAM USA Inc., Advisor, Authorized Person



                                   By:             /s/ Kenneth Dursht
                                          --------------------------------------
                                          Kenneth Dursht
                                          Secretary and General Counsel

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the persons whose signature appears below, does hereby constitute and appoint Kevin J. Blanchfield, Kenneth A. Dursht, Michael J. Bessel and Christopher M. Wells, or any of them, the true and lawful attorneys and agents of the undersigned, with full powers of substitution, to do any and all acts and things and execute any and all instruments that said attorneys or agents, or any of them, may deem necessary or advisable or which may be required to enable the Fund to comply with the Securities Act of 1933, and amended, the Investment Company Act of 1940, as amended, and the securities laws of the jurisdictions in which securities of the Fund may be offered and sold, and any rules, regulations or requirements of the Securities and Exchange Commission ("SEC"), or of the securities commission or other agency of any such jurisdiction in respect thereof, in connection with the registration and qualification of the Fund and its Units of Limited Liability Company Interest for sale under the securities law of any such jurisdiction, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned (individually and as a director or officer of the Fund), the Fund's Registration Statement or Registration Statements on Form N-2, or any amendment or post-effective amendments to any of the foregoing, and any other instruments or documents filed as part of or in connection with any such registration statements or amendments.



         /s/ Kevin J. Blanchfield
-----------------------------------------
           Kevin J. Blanchfield                   Vice President and Treasurer                   March 31, 2005


         /s/ Burkhard Poschadel
-----------------------------------------
            Burkhard Poschadel                              Director                             March 31, 2005


         /s/ George W. Landau
-----------------------------------------
             George W. Landau                               Director                             March 31, 2005


         /s/ Robert J. McGuire
-----------------------------------------
            Robert J. McGuire                               Director                             March 31, 2005


         /s/ Roland Weiser
-----------------------------------------
              Roland Weiser                                 Director                             March 31, 2005

                                  EXHIBIT INDEX


     EXHIBIT
     NUMBER       EXHIBIT DESCRIPTION
     ------       -------------------

      **a (1) Certificate of Amendment to Certificate of Formation of Limited Liability Company. The Fund's Certificate of Formation of Limited Liability Company and Certificate of Conversion to Limited Liability Company are incorporated by reference to
                  Exhibit 24(2)(a)(1) of the Fund's registration statement (amendment No. 2) on Form N-2/A (file number: 811-10245) filed with the SEC on January 23, 2002. The Fund's Certificate of Limited Partnership is incorporated by reference to Exhibit 24(2)(a)(1) of the Fund's initial registration statement on Form N-2 (file number: 811-10245) filed with the SEC on January 2, 2001.

       ** (2) Limited Liability Company Agreement dated January 11, 2002, and amended and restated as of November 18, 2002.

        *         (3) Name change certificate.

        b         Not applicable.

        c         Not applicable.

       +d         See Item 25 (2)(a)(2).

        e         Not applicable.

        f         Not applicable.

      **g See Item 25 (2)(a)(2); the Investment Consultancy Agreement with GAM International Management Limited dated January 1, 2001, and amended and restated as of January 23, 2002, is incorporated by reference to Exhibit 24(2)(g) of the Fund's registration statement (amendment No. 2) on form N-2/A (file number: 811-10245) filed with the SEC on January 23, 2002.

       *h         Form of Distributor's Agreement and Form of Selling Agreement.

        i         Not applicable.

      **j The Custodian Services Agreement between Registrant and PFPC Trust Company dated January 24, 2001, is incorporated by reference to Exhibit 24(2)(j) of the Fund's registration statement (amendment No. 1) on form N-2/A (file number:
                  811-10245) filed with the SEC on April 23, 2001.

      **k (1) The Administration, Accounting and Investor Services Agreement between Registrant and PFPC Inc. dated January 24, 2001, is incorporated by reference to Exhibit 24(2)(k)(1) of the Fund's registration statement (amendment No. 1) on form N-2/A (file number: 811-10245) filed with the SEC on April 23, 2001.

                  (2) The Escrow Agreement between Registrant and PFPC Inc. dated January 24, 2001, is incorporated by reference to
                  Exhibit 24(2)(k)(2) of the Fund's registration statement (amendment No. 1) on form N-2/A (file number: 811-10245) filed with the SEC on April 23, 2001.

       *l         Opinion and Consent of Coudert Brothers LLP

        m         Not applicable.

        n        *(1) Opinion of Coudert Brothers LLP as to tax matters
                 +(2) Consent of Independent Registered Public Accounting Firm.

        o         Not applicable.

        p         Not applicable.

        q         Not applicable.

       *r The Code of Ethics of each of GAM USA Inc., GAM International Management Limited and GAM Services Inc.

            -------------------

            +     filed herewith
            *     to be filed by amendment
            **    previously filed

                      1933 Act File No. 33-_______________

                    INVESTMENT COMPANY ACT FILE NO. 811-10245
--------------------------------------------------------------------------------

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                ----------------

                                    EXHIBITS
                                       TO
                                   FORM N-2/A

                             REGISTRATION STATEMENT

                          AND POST-EFFECTIVE AMENDMENT

                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                           THE SECURITIES ACT OF 1933

                                ----------------

                           GAM AVALON LANCELOT, LLC *

             (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

--------------------------------------------------------------------------------








--------------------------
* Formerly "GAM AVALON MULTI-GLOBAL, LLC".